Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	STMICROELECTRONICS NV
Entity Central Index Key	0000932787
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	881,686,303

Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income [Abstract]
Net sales	$ 10,262	$ 8,465	$ 9,792
Other revenues	84	45	50
Net revenues	10,346	8,510	9,842
Cost of sales	(6,331)	(5,884)	(6,282)
Gross profit	4,015	2,626	3,560
Selling, general and administrative	(1,175)	(1,159)	(1,187)
Research and development	(2,350)	(2,365)	(2,152)
Other income and expenses, net	90	166	62
Impairment, restructuring charges and other related closure costs	(104)	(291)	(481)
Operating income (loss)	476	(1,023)	(198)
Other-than-temporary impairment charge and realized losses on financial assets		(140)	(138)
Interest income (expense), net	(3)	9	51
Earnings (loss) on equity investments and gain on investment divestiture	242	(337)	(553)
Gain (loss) on financial instruments, net	(24)	(5)	15
Income (loss) before income taxes and noncontrolling interest	691	(1,496)	(823)
Income tax benefit (expense)	(149)	95	43
Income (loss) before noncontrolling interest	542	(1,401)	(780)
Net loss (income) attributable to noncontrolling interest	288	270	(6)
Net income (loss) attributable to parent company	$ 830	$ (1,131)	$ (786)
Earnings (loss) per share (Basic) attributable to parent company shareholders	$ 0.94	$ (1.29)	$ (0.88)
Earnings (loss) per share (Diluted) attributable to parent company shareholders	$ 0.92	$ (1.29)	$ (0.88)

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets :
Cash and cash equivalents	$ 1,892	$ 1,588
Restricted cash	7	0
Short-term deposits	67	0
Marketable securities	1,052	1,032
Trade accounts receivable, net	1,230	1,367
Inventories, net	1,497	1,275
Deferred tax assets	218	298
Assets held for sale	28	31
Other receivables and assets	609	753
Total current assets	6,600	6,344
Goodwill	1,054	1,071
Other intangible assets, net	731	819
Property, plant and equipment, net	4,046	4,081
Long-term deferred tax assets	329	333
Equity investments	133	273
Restricted cash	0	250
Non-current marketable securities	72	42
Other investments and other non-current assets	384	442
Total non-current assets	6,749	7,311
Total assets	13,349	13,655
Current liabilities:
Short term borrowings and current portion of long-term debt	720	176
Trade accounts payable	1,233	883
Other payables and accrued liabilities	1,004	1,049
Dividends payable to shareholders	62	26
Deferred tax liabilities	7	20
Accrued income tax	96	126
Total current liabilities	3,122	2,280
Long-term debt	1,050	2,316
Reserve for pension and termination indemnities	326	317
Long-term deferred tax liabilities	59	37
Other non-current liabilities	295	342
Total non-current liabilities	1,730	3,012
Total liabilities	4,852	5,292
Commitment and contingencies
Parent company shareholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 nominal value, 1,200,000,000 shares authorized, 910,420,305 shares issued, 881,686,303 shares outstanding)	1,156	1,156
Capital surplus	2,515	2,481
Accumulated result	3,241	2,723
Accumulated other comprehensive income	979	1,164
Treasury stock	(304)	(377)
Total parent company shareholders' equity	7,587	7,147
Noncontrolling interest	910	1,216
Total equity	8,497	8,363
Total liabilities and equity	$ 13,349	$ 13,655

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Jan. 22, 2008
Parent company shareholders' equity
Preferred stock, shares authorized	540,000,000	540,000,000	540,000,000
Common stock, nominal value	€ 1.04	1.04
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	910,420,305	910,319,305
Common stock, shares outstanding	881,686,303	878,333,566

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 542	$ (1,401)	$ (780)
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	1,240	1,367	1,366
Amortization of discount on convertible debt	10	13	18
Other-than-temporary impairment charge and realized losses on financial assets		140	138
Loss (gain) on financial instruments, net	24	5	(15)
Non-cash stock-based compensation	34	37	76
Other non-cash items	(122)	(101)	83
Deferred income tax	120	(24)	(69)
Earnings (loss) on equity investments and gain on investment divestiture	(245)	337	553
Impairment, restructuring charges and other related closure costs, net of cash payments	(38)	(4)	371
Changes in assets and liabilities:
Trade receivables, net	139	(300)	565
Inventories, net	(252)	553	(299)
Trade payables	212	(54)	(34)
Other assets and liabilities, net	130	248	(251)
Net cash from operating activities	1,794	816	1,722
Cash flows from investing activities:
Payment for purchase of tangible assets	(1,034)	(451)	(983)
Payment for purchase of marketable securities	(1,100)	(1,730)
Proceeds from sale of marketable securities	1,219	1,371	351
Proceeds from sale of non current marketable securities		75
Disposal of financial instrument		26
Investment in short-term deposits	(62)
Release of restricted cash	250
Investment in intangible and financial assets	(107)	(138)	(91)
Net proceeds from sale of stock received on investment divestiture	319
Proceeds received in business combinations		1,155
Payment for business acquisitions, net of cash and cash equivalents acquired	(11)	(18)	(1,694)
Net cash from (used in) investing activities	(526)	290	(2,417)
Cash flows from financing activities:
Proceeds from long-term debt	1	1	663
Proceeds from short term borrowings	75
Repurchase of issued debt	(508)	(103)
Repayment of long-term debt	(218)	(134)	(187)
Increase (decrease) in short-term facilities		(20)	20
Repurchase of common stock			(313)
Dividends paid to shareholders	(212)	(158)	(240)
Dividends paid to noncontrolling interests	(7)	(5)	(10)
Purchase of equity from noncontrolling interests		(92)
Other financing activities	(7)	(2)
Net cash used in financing activities	(876)	(513)	(67)
Effect of changes in exchange rates	(88)	(14)	(84)
Net cash increase (decrease)	304	579	(846)
Cash and cash equivalents at beginning of the period	1,588	1,009	1,855
Cash and cash equivalents at end of the period	1,892	1,588	1,009
Supplemental cash information:
Interest paid	15	34	63
Income tax paid (refund)	$ 23	$ (141)	$ 154

Consolidated Statements of Changes in Shareholders Equity (USD $) In Millions	Common Stock	Capital Surplus	Treasury Stock	Accumulated Result	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Beginning Balance at Dec. 31, 2007	$ 1,156	$ 2,097	$ (274)	$ 5,274	$ 1,320	$ 53	$ 9,626
Repurchase of common stock			(313)				(313)
Issuance of shares by subsidiary		152				246	398
Stock-based compensation expense		75	105	(105)			75
Comprehensive income (loss):
Net income (loss)				(786)		6	(780)
Other comprehensive income (loss), net of tax					(226)	(19)	(245)
Comprehensive income (loss)							(1,025)
Dividends, $0.36, $0.12, $0.28 per share for the years, 2008, 2009, 2010 respectively				(319)		(10)	(329)
Ending Balance at Dec. 31, 2008	1,156	2,324	(482)	4,064	1,094	276	8,432
Purchase of equity from noncontrolling interest		119				(211)	(92)
Business combination						1,411	1,411
Stock-based compensation expense		38	105	(105)			38
Comprehensive income (loss):
Net income (loss)				(1,131)		(270)	(1,401)
Other comprehensive income (loss), net of tax					70	15	85
Comprehensive income (loss)							(1,316)
Dividends, $0.36, $0.12, $0.28 per share for the years, 2008, 2009, 2010 respectively				(105)		(5)	(110)
Ending Balance at Dec. 31, 2009	1,156	2,481	(377)	2,723	1,164	1,216	8,363
Stock-based compensation expense		34	73	(73)			34
Comprehensive income (loss):
Net income (loss)				830		(288)	542
Equity Investment divestiture				8			8
Other comprehensive income (loss), net of tax					(185)	(11)	(196)
Comprehensive income (loss)							354
Dividends, $0.36, $0.12, $0.28 per share for the years, 2008, 2009, 2010 respectively				(247)		(7)	(254)
Ending Balance at Dec. 31, 2010	$ 1,156	$ 2,515	$ (304)	$ 3,241	$ 979	$ 910	$ 8,497

Consolidated Statements of Changes in Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends, per share	$ 0.28	$ 0.12	$ 0.36
Accumulated Result
Dividends, per share	$ 0.28	$ 0.12	$ 0.36
Noncontrolling Interests
Dividends, per share	$ 0.28	$ 0.12	$ 0.36

The Company	12 Months Ended
Dec. 31, 2010
The Company [Abstract]
THE COMPANY

1.	THE COMPANY

STMicroelectronics N.V. (the “Company”) is registered in The Netherlands with its corporate legal seat in Amsterdam, the Netherlands, and its corporate headquarters located in Geneva, Switzerland.

The Company is a global independent semiconductor company that designs, develops, manufactures and markets a broad range of semiconductor integrated circuits (“ICs”) and discrete devices. The Company offers a diversified product portfolio and develops products for a wide range of market applications, including automotive products, computer peripherals, telecommunications systems, consumer products, industrial automation and control systems. Within its diversified portfolio, the Company is focused on developing products that leverage its technological strengths in creating customized, system-level solutions with high-growth digital and mixed-signal content.

Accounting Policies	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
ACCOUNTING POLICIES

2.	ACCOUNTING POLICIES

The accounting policies of the Company conform to generally accepted accounting principles in the United States of America (“U.S. GAAP”). All balances and values in the current and prior periods are in millions of U.S. dollars, except share and per-share amounts. Under Article 35 of the Company’s Articles of Association, the financial year extends from January 1 to December 31, which is the period-end of each fiscal year.

2.1 — Principles of consolidation

The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP. The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP guidance, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.10.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

2.2 — Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of selling price for deliverables in multiple element sale arrangements,

•	inventory reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims,

•	valuation at fair value of acquired assets including intangibles, goodwill, investments and tangible assets, and assumed liabilities in a business combination, as well as the impairment of their related carrying values,

•	assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets to be disposed of by sale and the assessment of probability of realizing the sale,

•	measurement of the fair value of debt and equity securities, for which no observable market price is obtainable,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets,

•	valuation of noncontrolling interest, particularly in case of contribution in kind as part of a business combination,

•	restructuring charges,

•	assumptions used in calculating pension obligations,

•	the determination of the amount of taxes estimated for the full year, including deferred income tax assets and valuation allowances, and provisions for uncertain positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from management’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

2.3 — Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are translated into the functional currency using the exchange rate prevailing at the date of the transactions. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries which functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a) assets and liabilities for each consolidated balance sheet presented are translated at the closing rate as of the balance sheet date;

(b) income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c) all resulting currency translation adjustments (“CTA”) are reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity.

2.4 — Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

2.5 — Restricted cash

Restricted cash includes collateral deposits used as security under arrangements for certain hedging transactions or financing of certain entities.

2.6 — Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services performed in the ordinary course of business. They are recognized at their sales value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company is required to evaluate its customers’ financial condition periodically and records a provision for any specific account the Company estimates as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables and factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

2.7 — Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs on a continuous basis inventory write-off of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, orders’ backlog and production plans.

2.8 — Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether it is probable that future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company utilizes the flow-through method to account for its investment credits and research and development tax credits, reflecting the credits as a reduction of tax expense in the year they are recognized. As described in Note 2.20, French research tax credits are recorded as grants and reported as a reduction of research and development expenses.

The Company’s intent is to indefinitely reinvest the earnings in the subsidiaries. Consequently, deferred taxes on the undistributed earnings of the Company’s foreign subsidiaries are not provided for. Additionally, a distribution of the related earnings would not have any material tax impact. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset or do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of changes in equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated statements of income. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The recognition threshold in step one permits the benefit from an uncertain tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Uncertain tax positions, unrecognized tax benefits and related accrued interest and penalties are further described in Note 23.

2.9 — Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and the fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheet. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

2.10 — Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method applied to all business combinations concluded on or after January 1, 2009, is on the basis of the amended U.S. GAAP purchase accounting guidance. The net of the acquisition-date amount of the identifiable assets acquired, equity instruments issued, and liabilities assumed is measured at fair value on the acquisition date. Any contingent purchase price, and contingent assets and liabilities, are recorded at fair value on the acquisition date, regardless of the likelihood of payment. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) costs are capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, which represents a component of an operating segment for which discrete financial information is available and is subject to regular review by segment management. This impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

2.11 — Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives. The estimate useful lives on licenses range from 3 to 7 years while trademarks have a useful life ranging from 2 to 3 years.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programmes are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortisation on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

2.12 — Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of government funding and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.15. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

2.13 — Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.10.

For investments in public companies that have readily determinable fair values and for which the Company does not exercise significant influence, the Company classifies these equity securities as held-for-trading or available-for-sale as described in Note 2.24. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost method. Under the cost method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity method and are initially recognized at cost. Goodwill on equity investments is included in the carrying value of the investment and is not individually tested for impairment. Equity investments also include entities which the Company determines to be variable interest entities, as described in Note 2.10, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. Equity investments are presented on the face of the consolidated balance sheets. The Company’s share in the result of operations of equity investments is recognized in the consolidated statements of income on the line “Earnings (loss) on equity investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of changes in equity. The financial statements of the equity investments are prepared for the same reporting period as the Company or with a quarter lag if the investee cannot issue financial statements in a timing compliant with the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

The Company, when it acted, until 2010, as a guarantor, recognized, at the inception of a guarantee, a liability for the fair value of the obligation the Company assumed under the guarantee. When the guarantee was issued in conjunction with the formation of a partially owned business or a venture accounted for under the equity method, the recognition of the liability for the guarantee resulted in an increase to the carrying amount of the investment. The liabilities recognized for the obligations of the guarantees undertaken by the Company were measured subsequently on each reporting date, the initial liability being reduced as the Company, as a guarantor, was released from the risk underlying the guarantee.

2.14 — Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognized for future operating losses. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlements is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of the outflow with respect to any one item included in the same class of obligations may be small.

2.15 — Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently stated at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other investments and other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheet as “Current portion of long-term debt” in the year of the redemption right of the holder.

The Company may from time to time proceed to the repurchase on the market of issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans, including non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.12, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

2.16 — Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. They are generally funded through payments to insurance companies, trustee-administered funds or state institutions, determined by periodic actuarial calculations. Such plans include both defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines the amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity for which the Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The liability recognized in the consolidated balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past-service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees. These obligations are valued annually by independent qualified actuaries.

(c) Termination benefits

Termination benefits are payable when employment is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of the involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and on-going termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event or for a specified future period. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which criteria for communication are not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for at commitment date when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits proposed to encourage voluntary termination, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long- term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at their nominal value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain market or performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings over the vesting period against equity, under “Capital surplus” in the consolidated statement of changes in equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions. When the stock-award plan contains a market condition feature, the market condition is reflected in the estimated fair value of the award at grant date.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

2.17 — Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

2.18 — Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by shareholders and distributions to shareholders. In the accompanying consolidated financial statements, “Accumulated other comprehensive income (loss)” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, the unrealized gain (loss) on derivatives designated as cash flow hedge and the impact of recognizing the overfunded and underfunded status of defined benefit plans , all net of tax, as well as foreign currency translation adjustments.

2.19 — Earnings per share (“EPS”)

Basic earnings per share are computed by dividing net income (loss) attributable to parent company shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed using the treasury stock method by dividing net income attributable to parent company shareholders (adding-back interest expense, net of tax effects, related to convertible debt if determined to be dilutive) by the weighted average number of common shares and potential common shares outstanding during the period. The weighted average number of shares used to compute diluted earnings per share include the incremental shares of common stock relating to stock-options granted, nonvested shares and convertible debt to the extent such incremental shares are dilutive. Nonvested shares with performance or market conditions are included in the computation of diluted earnings per share if their conditions have been satisfied at the balance sheet date and if the awards are dilutive. If all necessary conditions have not been satisfied by the end of the period, the number of nonvested shares included in the computation of the diluted EPS is based on the number of shares, if any, that would be issuable if the end of the reporting period were the end of the contingency period and if the result were dilutive.

2.20 — Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing (as opposed to certain customized products) and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered as probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company does not carry insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based upon verifiable objective evidence of the fair value of the elements for periods prior to 2008. In 2009, the Company early adopted new U.S. GAAP guidance for multiple deliverable arrangements and allocation has been based since that date on verifiable objective evidence, third party evidence or management’s best estimate of selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. The Company’s revenue recognition policy, funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“Crédit Impôt Recherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be reimbursed in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which is recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheet at their discounted net present value. The subsequent accretion of the discount is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheet.

2.21 — Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2010, 2009 and 2008 were  $11 million,  $9 million and  $10 million respectively.

2.22 — Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are charged to expense as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is recorded as research and development expenses. Research and development expenses also include charges originated from purchase accounting, such as in-process research and development recognized on business combinations concluded before January 1, 2009 and amortization of acquired intangible assets. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.20.

2.23 — Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

2.24 — Financial assets

The Company did not hold at December 31, 2010 and 2009 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: held-for-trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.13. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date — the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and financial assets classified as held-for-trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the orderly exit value in the current market. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

Held-for-trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.25. Gains and losses arising from changes in the fair value of financial assets not related to the operating activities of the Company, such as discontinued fair value hedge on interest rate risk exposure, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in the fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity. The cumulative loss or gain is measured as the difference between the value at initial recognition and the current fair value, less any impairment loss on that financial asset previously recognized in earnings.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available for sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Other-than- temporary impairment charge and realized losses on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized losses on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available for sale are sold, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial assets”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

2.25 — Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at their fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as either:

(a) hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge); or

(b) hedges of the fair value of recognized assets or liabilities (fair value hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as held-for-trading financial assets, as described in Note 2.24.

Derivative financial instruments classified as held for trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments as per U.S. GAAP guidance, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.24.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses through the use of currency forward contracts.

As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify for cash flow hedge. In 2010, the Company entered into structured collar hedging transactions to cover the highly probable sale of Micron Technology Inc. shares received as consideration in the sale of Numonyx equity investment, as described in Note 12.

These derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an on-going basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging derivatives.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line item as the impact of the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value. However, on certain specific combined options (contingent zero-cost collars), the contingency premium is excluded from effectiveness measurement and recorded immediately in earnings, as described in Note 27.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.24.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contract when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge deferred in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity continues to be reported in net equity. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.24. The net derivative gain or loss related to the de-designated cash flow hedge deferred in net equity is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line item as the impact of the hedged transaction.

Fair Value Hedges

The Company entered in 2006 into cancellable swaps to hedge the fair value of a portion of the convertible bonds due 2016 carrying a fixed interest rate. The cancellable swaps were sold in 2009. Until November 2008 the derivative instruments met the criteria for designation as a fair value hedge. These criteria included evaluating whether the instrument was highly effective at offsetting changes in the fair value of the hedged item attributable to the hedged risk. Hedged effectiveness was assessed on both a prospective and retrospective basis at each reporting period. Any ineffectiveness of the hedge relationship was recorded as a gain or loss on derivatives as a component of “Other income and expenses, net”, in the consolidated statements of income. At the point that the cancellable swaps no longer met the criteria for designation as a fair value hedge, the swaps continued to be marked to fair value but not the underlying portion of the convertible bonds. The changes in the fair value of the swaps until their sale were recognized on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income while the associated bonds were no longer marked to fair value, the difference between fair value and amortized costs being amortized to earnings as a component of interest expense.

2.26 — Recent accounting pronouncements

(a) Accounting pronouncements effective in 2010

In June 2009, the FASB issued amendments to the guidance on accounting for transfers of financial assets and the guidance on consolidation of variable interest entities. The amendment regarding accounting for transfers of financial assets includes: (i) eliminating the qualifying special-purpose entity (“QSPE”) concept; (ii) a new unit of account definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; (iii) clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; (iv) a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor, and (v) extensive new disclosures. The amendment regarding consolidation of variable interest entities includes: (i) the elimination of exemption for QSPEs; (ii) a new approach for determining who should consolidate a variable-interest entity and (iii) changes to when it is necessary to reassess who should consolidate a variable-interest entity. Both amendments are effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2009 and for interim periods within that first year. Earlier adoption was prohibited. The Company adopted the amendments as of January 1, 2010. The new guidance did not have any significant impact on the Company’s financial position or results of operations. See further information on variable interest entities in Notes 8 and 12.

In September 2009, the FASB issued final guidance on measuring the fair value of liabilities. It amends the Codification primarily as follows: (i) it sets forth the types of valuation techniques to be used to value a liability when a quoted price in an active market is not available; (ii) clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability; (iii) clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. The amended guidance is effective for the first reporting period beginning after issuance. The Company adopted the amendment as of January 1, 2010. The new guidance did not have any significant impact on the Company’s financial position or results of operations.

In January 2010, the FASB issued new guidance for fair value measurements which requires more robust disclosures regarding (i) different classes of assets and liabilities measured at fair value, (ii) valuation techniques and inputs used, (iii) activities within Level 3 fair value hierarchy measurements (i.e. purchases and sales), and (iv) transfers between Levels 1, 2, and 3 of the fair value hierarchy. The new disclosures are effective for the first interim or annual reporting period beginning after December 15, 2009, except for the roll forward of Level 3 assets and liabilities which will be effective for annual reporting periods beginning after December 15, 2010. The Company adopted the required disclosures of this new guidance as of January 1, 2010. The required disclosures can be found in Note 27.

In July 2010, the FASB issued new guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses. It amends the Codification to provide information in order to understand the nature of credit risk in a company’s financing receivables, how that risk is analyzed in determining the related allowance for credit losses and changes to the allowance during the reporting period. It defines a finance receivable as a contractual right to receive money on demand or in fixed or determinable dates that is recognized as an asset in the entity’s statement of financial position but excludes from its scope certain financial instruments such as trade accounts receivable with contractual maturities of one year or less that arose from the sale of goods and services. A significant change from the current disclosure requirements is that the information must be provided for both the finance receivables and the related allowance for credit losses at disaggregated levels. The new disclosure guidance introduces two new defined terms that will govern the level of disaggregation: a portfolio segment, defined as the level at which an entity determines its allowance for credit losses, and a class of financing receivable, defined as a group of finance receivables determined on the basis of their initial measurement attribute. The guidance is effective for the Company for both interim and annual reporting periods ending December 15, 2010. The Company applied these new disclosure requirements to the consolidated financial statements for the year ended December 31, 2010 and such requirements did not have any impact on the notes to the consolidated financial statements.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In December 2010, the FASB issued amendment to the guidance on testing for goodwill impairment. The amendment modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts, for which the entity is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting units. The amendment is effective for fiscal years beginning after December 15, 2010. Earlier adoption is not permitted. The Company will adopt the amendment as of January 1, 2011 and does not expect any significant impact on the Company’s financial position and results of operations.

Marketable Securities	12 Months Ended
Dec. 31, 2010
Marketable Securities [Abstract]
MARKETABLE SECURITIES

3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current and non-current assets on the consolidated balance sheets as at December 31, 2010 and December 31, 2009 are detailed in the tables below:

						Change in
						fair value
						included in
						OCI* for
						available-	Change in	Foreign
						for-sale	fair value	exchange
	December 31,		Other		Other	marketable	recognized	result	December 31,
	2009	Purchase	increase	Sale	decrease	securities	in earnings	through OCI*	2010
	In millions of U.S. dollars

Aaa debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Aaa debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)		(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income

		Increase in	Other than
		fair value	temporary
		included in	impairment
		OCI* for	charge and			Foreign	Foreign
		available-	realized			exchange	exchange
		for-sale	losses on			result	result
	December 31,	marketable	marketable			through	through	December 31,
	2008	securities	securities	Purchase	Sale	P&L	OCI*	2009
	In millions of U.S. dollars

Aaa debt securities issued by the U.S. Treasury	—	—	—	1,060	(720)	—	—	340
Aaa debt securities issued by foreign governments	—	—	—	670	(543)	14	3	144
Senior debt Floating Rate Notes issued by financial institutions	651	8	—	—	(108)	—	(3)	548
Auction Rate Securities	242	15	(140)	—	(75)	—	—	42

Total	893	23	(140)	1,730	(1,446)	14	—	1,074

*	Other Comprehensive Income

The Company invested in 2010  $1,100 million in French, German and U.S. government bonds, of which  $1,011 million was sold or matured in 2010. The change in fair value of the  $563 million government debt securities classified as available-for-sale was not material as at December 31, 2010. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a level 1 fair value measurement hierarchy. The duration of the government bonds portfolio is less than three months on average and the securities are rated Aaa by Moody’s and AAA by Standard & Poor’s.

All floating rate notes and auction-rate securities are classified as available-for-sale and recorded at fair value as at December 31, 2010, with changes in fair value recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statement of changes in equity, except for those changes deemed to be other-than-temporary impairment.

Out of the 10 investment positions in floating-rate notes, with the only exception of a senior floating rate note of Euro 15 million issued by Lehman Brothers whose impairment was recorded as other-than-temporary in 2008, 8 positions are in an unrealized loss position, which has been considered as temporary. For all floating rate notes, except the Lehman Brothers senior unsecured bonds described below, the Company expects to recover the debt securities’ entire amortized cost basis. Since the duration of the floating rate note portfolio is 1.5 years on average and the securities have a minimum Moody’s rating of A2 (with the only exception of the Lehman Brothers senior unsecured bonds), the Company expects the value of the securities to return to par as the final maturity is approaching. In addition, the Company does not expect to be required to sell the securities before maturity. As such, no credit loss has been identified on these instruments. As a result, the change in fair value is recognized as a separate component of “Accumulated other comprehensive income” in the consolidated statement of changes in equity. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a level 1 fair value measurement hierarchy.

The floating rate notes and the government bonds are reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2010, since they represent investments of funds available for current operations.

The auction-rate securities, which have a final maturity up to 40 years, were purchased in the Company’s account by Credit Suisse Securities LLC contrary to the Company’s instructions; they are classified as non-current assets on the line “Non-current marketable securities” on the consolidated balance sheet as at December 31, 2010. On February 16, 2009, the Company announced that an arbitration panel of the Financial Industry Regulatory Authority (“FINRA”), in a full and final resolution of the issues submitted for determination, awarded the Company, in connection with such unauthorized auction rate securities, approximately  $406 million, comprising compensatory damages, as well as interest, attorney’s fees and consequential damages, which were assessed against Credit Suisse. In addition, the Company is entitled to retain an interest award of approximately  $27 million, out of which  $25 million has already been paid, plus interest at the rate of 4.64% on the par value of the portfolio from December 31, 2008 until March 31, 2010 and 0.42% from March 31, 2010 until the Award is paid in full. The Company petitioned the United States District Court for the Southern District of New York seeking enforcement of the award. Credit Suisse responded by seeking to vacate the FINRA award. In December 2009, Credit Suisse, because of its contingent interest in certain securities held by the Company and issued by Deutsche Bank, requested that the Company either tender the securities or accept that the amount that would be received by the Company pursuant to such tender be deducted from the sum to be collected by the Company if and when the FINRA award is confirmed and enforced. Pursuant to legal advice, and while reserving its legal rights, the Company participated in the tender offer, sold Auction Rate Securities with a face value of  $154 million and collected  $75 million. On March 19, 2010, in connection with the Company’s legal action to recover from Credit Suisse the amount invested in unauthorized auction rate securities against the Company’s instructions, the federal district court in New York issued a ruling affirming the unanimous arbitration award in its favor for more than  $432 million, including collected interest, entered into in February 2009 by FINRA. The ruling of the federal district court in New York denied Credit Suisse’s motion to vacate the award, also granting the Company’s petition to affirm the award and directing Credit Suisse to pay the unpaid balance. On August 24, 2010 the New York Court for the Southern District issued a judgment confirming the ruling of March 2010. On February 24, 2011, the Company received notice that the US Court of Appeals for the Second Circuit has fixed March 28, 2011 as the trial date. Based on the ruling the Company should receive approximately  $357 million, which include approximately  $27 million of interest to date, in addition to the approximately  $75 million previously received in December upon selling a portion of the securities, as described above. This ruling can be appealed by Credit Suisse to the Court of Appeals for the Second Circuit upon resolution of all post judgment motions.

Upon receipt of the award, the Company will transfer ownership of the portfolio of unauthorized auction rate securities to Credit Suisse. Until the award is executed, the Company will continue to own the Auction Rate Securities and, consequently, will account for them in the same manner as in the prior periods. Until the FINRA award is executed, the ownership of the auction-rate securities must be considered as a separate unit of accounting for impairment assessment. From the first quarter of 2008, the fair value measure of these securities, which corresponds to a level 3 fair value hierarchy, was based on a theoretical model using yields obtainable for comparable assets. The value inputs for the evaluation of these securities were publicly available indexes of securities with the same rating, similar duration and comparable/similar underlying collaterals or industries exposure (such as ABX for the collateralized debt obligation and ITraxx and IBoxx for the credit-linked notes until CLN have been tendered on December 2009), which the Company believes approximates the orderly exit value in the current market. The estimated value of these securities could further decrease due to a deterioration of the specific indexes used for the evaluation. Fair value measurement information is further detailed in Note 27.

On May 7, 2010 the Company disposed of its investment in Numonyx in exchange for shares in Micron Technology Inc., as detailed in Note 12. The Micron shares were recorded in the consolidated balance sheet on the line “Marketable Securities” as of December 31, 2010. During November and December 2010, the Company sold around 47 million of those shares, together with the related hedging instruments. The  $375 million proceeds from the sale generated a non-operating loss of  $33 million reported in the line “Gain (loss) on financial instruments, net”. This loss was partially neutralized by a  $20 million gain on the proceeds of the unwinding of the derivative instruments, which is described in note 27. The Company reported a deferred loss on remaining shares amounting to  $15 million and a deferred gain on the remaining related derivative instruments of  $27 million, both as a component of “Accumulated Other Comprehensive Income” since the Company assessed the decline in fair value to be temporary.

Short-Term Deposits	12 Months Ended
Dec. 31, 2010
Short-Term Deposits [Abstract]
SHORT-TERM DEPOSITS

4.	SHORT-TERM DEPOSITS

As at December 31, 2010, the Company has  $67 million of cash invested in short-term deposits with a maturity of one year. These deposits are held at one Bank with a long-term rating of Aa2/AA-. Interest on this deposit is paid at maturity with interest rates fixed at inception for the duration of the deposit. The principal will be repaid at final maturity and is readily convertible in cash.

Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Trade Accounts Receivable, Net [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

5.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31,	December 31,
	2010	2009

Trade accounts receivable	1,247	1,386
Less valuation allowance	(17)	(19)
Total	1,230	1,367

Bad debt expense in 2010, 2009 and 2008 was  $1 million,  $2 million and  $1 million respectively. In 2010, 2009 and 2008, one customer, the Nokia group of companies, represented 13.9%, 16.1% and 17.5% of consolidated net revenues, respectively.

The Company enters into factoring transactions to accelerate the realization in cash of some trade accounts receivable within the ST-Ericsson venture described in details in Note 8. In 2010,  $781 million of trade accounts receivable were sold without recourse, with a financial cost of  $2 million reported on the line “Interest income (expense), net” of the consolidated statement of income for the year ended December 31, 2010.

Inventories, Net	12 Months Ended
Dec. 31, 2010
Inventories, Net [Abstract]
INVENTORIES, NET

6.	INVENTORIES, NET
  Inventories, net of reserve, consisted of the following:

	December 31,	December 31,
	2010	2009

Raw materials	80	73
Work-in-process	976	769
Finished products	441	433
Total	1,497	1,275

Other Receivables and Assets	12 Months Ended
Dec. 31, 2010
Other Receivables and Assets [Abstract]
OTHER RECEIVABLES AND ASSETS

7.	OTHER RECEIVABLES AND ASSETS

Other receivables and assets consisted of the following:

	December 31,	December 31,
	2010	2009

Receivables from government agencies	171	208
Taxes and other government receivables	117	272
Advances	68	79
Prepayments	51	50
Loans and deposits	15	14
Interest receivable	6	10
Derivative instruments	85	36
Receivables from equity investments	33	15
Other current assets	63	69
Total	609	753

Derivative instruments are further described in Note 27.

Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
BUSINESS COMBINATIONS

8.	BUSINESS COMBINATIONS

On August 2, 2008, ST-NXP Wireless, a joint venture owned 80% by the Company, began operations based on contributions of the wireless businesses of the Company and NXP, as the noncontrolling interest holder. On February 1, 2009, the Company exercised its option to purchase the 20% noncontrolling interest of NXP in ST-NXP wireless for a price of  $92 million. Transactions with NXP noncontrolling interests are summarized in the table below:

	Twelve Months Ended
	December 31,	December 31,
	2010	2009
	In millions of U.S. dollars

Net income (loss) attributable to parent company	830	(1,131)
Transfers from noncontrolling interests:
Increase in parent company’s capital surplus for purchase of outstanding 20% of ST-NXP shares	—	119
Change from net income (loss) attributable to parent company and transfers (to) from noncontrolling interests	830	(1,012)

On February 3, 2009, the Company closed a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, ST-Ericsson (“STE”). ST-Ericsson combines the resources of the two companies and focuses on developing and delivering a complete portfolio of mobile platforms wireless semiconductor solutions across the broad spectrum of mobile technologies. The operations of ST-Ericsson are conducted through two groups of companies. The parent of one of the groups is ST-Ericsson Holding AG (“JVS”), which is owned 50% plus a controlling share by ST. JVS is responsible for the full commercial operation of the combined businesses, namely sales, marketing, supply and the full product responsibility. The parent of the other group of companies, ST-Ericsson AT SA (“JVD”), is owned 50% plus a controlling share by Ericsson and is focused on fundamental R&D activities. Both JVS and JVD are variable interest entities. The Company has determined that it is the primary beneficiary of JVS and therefore consolidates JVS, but that it is not the primary beneficiary of JVD and therefore accounts for its investment in JVD under the equity method. JVD is further described in Note 12. In addition to the contributions made by ST and Ericsson of their respective businesses to the venture entities, the consideration received from Ericsson included  $1,155 million in cash. The transaction was accounted for as a business combination under the amended business combination guidance adopted by the Company as of January 1, 2009.

The purchase accounting results were the following, in millions of U.S. dollars:

Consideration transferred:
Noncontrolling interest in the Company’s business contributed	1,105
Cash received by the Company	(700)
Equity investment in JVD	(99)

Total consideration transferred	306
Assets acquired and liabilities assumed:
Cash in JVS	445
Other current assets and liabilities — net	(47)
Customer relationships	48
Property, plant and equipment	23
Total identifiable net assets	469
Noncontrolling interest in EMP business acquired	(306)
Goodwill	143
Total	306

The goodwill arises principally due to expected synergies and the value of the assembled workforce. It is tax deductible for an amount of  $26 million. In connection with this transaction, the Company recognized acquisition costs of  $9 million, which were included in selling, general and administrative expenses during 2009. The customer relationships have a useful life of four years. There are no contingent assets or liabilities recognized in the transaction.

The fair value of the noncontrolling interests was determined by the Company with the assistance of a third party for the fair values of the businesses contributed. Due to lack of comparable market transactions, the EMP business was valued using a discounted cash flow approach. The primary inputs used to measure the fair value were the stand alone business plan for the five-year period 2009-2013, including certain cost synergies of the venture, and the weighted average cost of capital, which was determined to be 8.9%. This represents a Level 3 measurement of fair value in the fair value measurement hierarchy. The resulting value of the EMP business was then allocated between the two entities of the venture as follows: (a) specifically identifiable assets as well as customer-related intangibles and the cost synergies were allocated to the portion of the EMP business contributed to JVS, and (b) specifically identifiable assets as well as the value of the usage rights of the technology were allocated to the portion of the EMP business contributed to JVD. The fair value of the Company’s contribution of its ST-NXP Wireless business to JVS was determined based upon the valuation of the EMP business contributed to JVS and JVD and the cash consideration that was agreed upon between the Company and Ericsson to compensate for the difference in fair values between the two companies’ contributions. This valuation is therefore also considered Level 3. Upon closing, JVS was determined to be included in the reportable segment “Wireless”, as detailed in Note 29.

In 2010, the Company completed two transactions to acquire substantially all the assets of two development stage companies based in the United States of America. These acquisitions provide the Group with leading technologies in the field of rectifier diodes and powerline communications. Both transactions were structured as asset deals which have been accounted for as business combinations and were determined to be included in the reportable segment “Industrial and Multisegment Sector” ( “IMS”).

The fair value of the identifiable assets and assumed liabilities acquired from these two companies at acquisition-date were as follows:

Fair value
recognized on
acquisition
In millions of
USD

Technology	13
Goodwill	1
In-process R&D	5

Total identifiable net assets at fair value	19
Purchase consideration	19

The purchase consideration is made of cash payments for  $11 million and the acquisition-date fair value of contingent considerations. Goodwill on these transactions arises principally due to the value of the assembled workforce.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL

9.	GOODWILL

Following the segment reorganization as described in Note 29, the Company has restated its allocation of goodwill by product segment in prior periods for illustrative comparisons. .

Changes in the carrying amount of goodwill were as follows:

	Automotive
	Consumer
	Computer and		Industrial and
	Communication	Wireless	Multisegment
	Infrastructure	Sector	Sector
	(“ACCI”)	(“Wireless”)	(“IMS”)	Total

December 31, 2008	51	816	91	958
Business Combination	—	131	—	131
Vision goodwill impairment	(6)	—	—	(6)
Foreign currency translation	(2)	(11)	1	(12)
December 31, 2009	43	936	92	1,071
Business Combinations	—	—	1	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS 141	—	(6)	—	(6)
Foreign currency translation	—	(7)	(5)	(12)
December 31, 2010	43	923	88	1,054

Gross goodwill recognized amounted to respectively  $1,121 million and  $1,138 million as at December 31, 2010 and 2009. Accumulated impairment amounted to  $67 million as at December 31, 2010 and 2009.

On February 3, 2009, the Company closed a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson, as described in Note 8. An amount of  $143 million of the purchase price for this transaction was allocated to goodwill. Additionally, at the beginning of the third quarter of 2009, the Company made final adjustments to the NXP business combination and decreased goodwill by  $12 million.

During the first half of 2009, the Company performed an impairment test on goodwill and based on this test, an impairment charge of  $6 million was recorded on the line “Impairment, restructuring charges and other related closure costs” of the consolidated statement of income for the year ended December, 2009.

In the third quarter of 2010 and 2009, the Company performed its annual impairment test on goodwill and indefinite long-lived assets, which did not evidence any additional impairment charge to be recorded.

Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

10.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

	Gross	Accumulated	Net
December 31, 2010	Cost	Amortization	Cost

Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

	Gross	Accumulated	Net
December 31, 2009	Cost	Amortization	Cost

Technologies & licences	787	(501)	286
Contractual customer relationships	485	(70)	415
Purchased software	302	(226)	76
Construction in progress	28	—	28
Other intangible assets	91	(77)	14

Total	1,693	(874)	819

The line “Construction in progress” in the table above includes internally developed software under construction and software no ready for intended use.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2010, 2009 and 2008 was  $30 million,  $20 million and  $15 million, respectively.

The amortization expense in 2010, 2009 and 2008 was  $207 million,  $208 million and  $141 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year

2011	225
2012	147
2013	72
2014	54
2015	46
Thereafter	187
Total	731

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

11.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	Gross	Accumulated	Net
December 31, 2010	Cost	Depreciation	Cost

Land	88	—	88
Buildings	948	(306)	642
Capital leases	74	(64)	10
Facilities & leasehold improvements	3,037	(2,382)	655
Machinery and equipment	13,916	(11,534)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046

	Gross	Accumulated	Net
December 31, 2009	Cost	Depreciation	Cost

Land	96	—	96
Buildings	1,004	(294)	710
Capital leases	79	(61)	18
Facilities & leasehold improvements	3,158	(2,332)	826
Machinery and equipment	13,765	(11,632)	2,133
Computer and R&D equipment	544	(458)	86
Other tangible assets	252	(146)	106
Construction in progress	106	—	106
Total	19,004	(14,923)	4,081

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

The depreciation charge in 2010, 2009 and 2008 was  $1,033 million,  $1,159 million and  $1,225 million, respectively.

Capital investment funding has totaled  $4 million in each of the years ended December 31 2010, 2009 and 2008, respectively. Public funding reduced depreciation charges by  $13 million,  $22 million and  $25 million in 2010, 2009 and 2008 respectively.

For the years ended December 31, 2010, 2009 and 2008 the Company made equipment sales for cash proceeds of  $29 million,  $10 million and  $8 million respectively.

Equity Investments	12 Months Ended
Dec. 31, 2010
Equity Investments [Abstract]
EQUITY INVESTMENTS

12.	EQUITY INVESTMENTS

Equity investments as at December 31, 2010 and December 31, 2009 were as follows:

	December 31, 2010		December 31, 2009
	Carrying	Ownership	Carrying	Ownership
	value	Percentage	value	Percentage
	In millions of USD, except percentages

Numonyx Holdings B.V.	—	—	193	48.6%
ST-Ericsson AT SA	39	49.9%	67	49.9%
3Sun S.r.l.	83	33.3%	—	—
Other equity investments	11	—	13	—
Total	133		273

Numonyx

In 2007, the Company entered into an agreement with Intel Corporation and Francisco Partners L.P. to create Numonyx, a new independent semiconductor company from the key assets of the Company’s Flash Memory Group and Intel’s flash memory business.

The Numonyx transaction closed on March 30, 2008. At closing, through a series of steps, the Company contributed its flash memory assets and businesses in exchange of 109,254,191 common shares of Numonyx, representing a 48.6% equity ownership stake valued at  $966 million, and  $156 million in long-term subordinated notes.

The Company accounted for its share in Numonyx under the equity method based on the results of the venture. In the valuation of the Numonyx investment under the equity method, the Company applied a one-quarter lag reporting.

On February 10, 2010, the Company, together with its partners Intel Corporation and Francisco Partners, entered into a definitive agreement with Micron Technology Inc., in which Micron acquired Numonyx Holdings B.V. in an all-stock transaction. On May 7, 2010, this transaction closed. In exchange for its 48.6% stake in Numonyx, the Company received:

•	approximately 66.88 million shares of Micron common stock which were recorded as a financial asset classified as available-for-sale. At the May 6, 2010 Micron closing share price of $8.75 per share, the value of the shares was $583 million taking into account a discount of $2 million to reflect the lock-up period restriction applicable to these shares. As described in note 27, a substantial portion of the Micron shares has been hedged and as described in note 3, around 47 million shares were sold after the end of the lock-up period.

•	full ownership of the Numonyx M6 going concern and facility in Catania, Italy, which the Company contributed to 3Sun S.r.l., a photovoltaic joint initiative among the Company, Enel and Sharp.

At the closing of this transaction the senior credit facility that was supported by the Company’s guarantee of  $225 million was repaid in full by Numonyx.

The overall transaction resulted in a gain after tax of  $265 million included in line “Loss on equity investments and gain on investment divestiture” of the consolidated statement of income for the year ended December 31, 2010. The Company’s proportional share of earnings of Numonyx for the period from March 28, 2010 to May 7, 2010 and the benefit relating to the amortization of basis differences for the same period was a profit of  $8 million, recognized in retained earnings.

The table below sets forth the significant non-cash transactions related to the disposal of the Company’s investment in Numonyx:

Twelve months
ended
December 31,
2010
In millions of USD

Cash flows from operating activities
Change in net working capital	3
Other non-cash impacts	(10)
Cash flows from investing activities
Disposal of an equity investment	325
Acquisition of marketable securities	(583)

Gain on disposal of an equity investment	(265)

For the year ended December 31, 2010, the line “Loss on equity investments and gain on investment divestiture” of the Company’s consolidated statement of income included the following amounts related to the investment in Numonyx:

•	a gain of $265 million on the sale of the investment in Numonyx, as described above;

•	a charge of $22 million corresponding to the Company’s proportional share of the loss reported by Numonyx in the fourth quarter of 2009 and the first quarter of 2010 and a benefit of $29 million related to amortization of basis differences arising mainly from impairment charges recorded by the Company in prior periods.

ST-Ericsson AT SA (“JVD”)

As disclosed in Note 8, on February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson AT Holding AG, in which the Company owns 50% less a controlling share held by Ericsson. The Company’s investment in JVD at the date of the transaction was valued at  $99 million. In 2010, ST-Ericsson Holding AG was merged into ST-Ericsson AT SA. In 2010, the line “Loss on equity investments and gain on investment divestiture” in the Company’s consolidated statement of income included a charge of  $28 million related to JVD. This amount includes the amortization of basis differences. The Company’s current maximum exposure to loss as a result of its involvement with JVD is limited to its equity investment that amounted to  $39 million as at December 31, 2010.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a variable interest entity. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity method.

As part of the transaction with Micron, the Company exercised its right to indirectly purchase the Numonyx M6 facility in Catania, Italy. On July 1, 2010, Numonyx contributed the M6 going concern and facility to 3Sun and immediately transferred the newly issued shares of 3Sun to the Company against the redemption of the  $78 million subordinated notes issued by Numonyx and held by the Company. These debt securities are further described in Note 13. Since the investment in 3Sun is denominated in euro, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income” in the consolidated statement of changes in equity. The Company’s current maximum exposure to loss as a result of its involvement with 3Sun is limited to its equity investment that amounted to  $83 million as at December 31, 2010.

Other Investments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2010
Other Investments and Other Non-Current Assets [Abstract]
OTHER INVESTMENTS AND OTHER NON-CURRENT ASSETS

13.	OTHER INVESTMENTS AND OTHER NON-CURRENT ASSETS

Other investments and other non-current assets consisted of the following:

	December 31,	December 31,
	2010	2009

Investments carried at cost	28	29
Available-for-sale equity securities	11	10
Long-term notes from equity investment	—	173
Held-for-trading equity securities	7	7
Long-term receivables related to funding	8	8
Long-term receivables related to tax refund	278	170
Long-term receivables from third party	19	—
Debt issuance costs, net	1	4
Prepaid for pension	4	2
Derivative instruments designated as cash flow-hedge	6	—
Deposits and other non-current assets	22	39

Total	384	442

Investments carried at cost are equity securities with no readily determinable fair value. In 2010, the Company incurred an other-than-temporary impairment charge on one of its investments amounting to  $1 million. In 2009, the Company incurred other-than-temporary impairment charge on one of its investments for  $3 million that was recorded on the line “Impairment, restructuring charges and other related closure costs” in the consolidated statements of income for the year ended December 31, 2009. The aggregate carrying amount of cost method investments that the Company did not evaluate for impairment in 2010 and 2009 because there was no triggering event is  $28 million and  $29 million, respectively.

The Company entered into a joint venture agreement in 2002 with Dai Nippon Printing Co, Ltd for the development and production of Photomask in which the Company holds a 19% equity interest. The joint venture, DNP Photomask Europe S.p.A, was initially capitalized with the Company’s contribution of €2 million of cash. Dai Nippon Printing Co, Ltd contributed €8 million of cash for an 81% equity interest. In the event of the liquidation of the joint-venture, the Company is required to repurchase the land at cost, and the facility at 10% of its net book value, if no suitable buyer is identified. No provision for this obligation has been recorded to date. At December 31, 2010, the Company’s total contribution to the joint venture is  $10 million. The Company continues to maintain its 19% ownership of the joint venture, and therefore continues to account for this investment under the cost method. The Company has identified the joint venture as a Variable Interest Entity (VIE), but has determined that it is not the primary beneficiary of the VIE. The Company’s current maximum exposure to loss as a result of its involvement with the joint venture is limited to its equity investment.

The long-term subordinated notes received upon the creation of Numonyx were extinguished as part of the deal concluded with Micron Technology Inc. for the sale of Numonyx. As such, as at May 7, 2010,  $102 million of these debt securities, including accumulated interests, were extinguished, the remaining  $78 million being cancelled upon the transfer of M6 facility full ownership to the Company, as described in Note 12.

Long-term receivables related to funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects.

Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

Long-term receivables from third party relate to receivables from third parties reclassified to non-current as collection is expected beyond one year.

Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

14.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31,	December 31,
	2010	2009

Payroll	368	325
Social charges	177	149
Taxes other than income taxes	76	80
Advances	31	47
Payables to equity investments	36	30
Obligations for capacity rights	12	21
Derivative instruments	11	34
Provision for restructuring	129	180
Current portion of pension and other long-term benefits	21	30
Royalties	34	35
Obligation related to cash collateral	7	0
Others	102	118
Total	1,004	1,049

The terms of the agreement for the inception of Numonyx included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2010 and 2009 the value of such rights totaled  $44 million and  $65 million respectively, of which  $11 million and  $18 million respectively were reported as current liabilities. Derivative instruments are further described in Note 27.

The Company recognized  $7 million as at December 31, 2010 for the obligation to return cash collateral related to the cash-flow hedge transaction on Micron shares as described in Note 27. The right to reclaim such cash collateral from the Bank was reported as “Restricted cash” on the consolidated balance sheet as at December 31, 2010.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2010 and December 31, 2009.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
LONG-TERM DEBT

15.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2010	2009

Bank loans:
1.79% due 2010, floating interest rate at Libor + 1.0%	—	40
Funding program loans from European Investment Bank:
0.32% due 2014, floating interest rate at Libor + 0.017%	80	100
0.31% due 2015, floating interest rate at Libor + 0.026%	47	56
0.34% due 2016, floating interest rate at Libor + 0.052%	116	136
0.62% due 2016, floating interest rate at Libor + 0.317%	155	180
0.50% due 2016, floating interest rate at Libor + 0.213%	171	200
Other funding program loans:
0.90% (weighted average), due 2010, fixed interest rate	—	12
0.46% (weighted average), due 2012, fixed interest rate	2	6
0.50% (weighted average), due 2013, fixed interest rate	3	3
0.49% (weighted average), due 2014, fixed interest rate	3	8
0.50% (weighted average), due 2016, fixed interest rate	1	2
0.50% (weighted average), due 2017, fixed interest rate	1	67
0.74% (weighted average), due 2018, fixed interest rate	2	—
Capital leases:
6.48% (weighted average), due 2011, fixed interest rate	2	8
6.00% (weighted average), due 2014, fixed interest rate	7	9
5.29% (weighted average), due 2017, fixed interest rate	2	2
Senior Bonds:
1.43%, due 2013, floating interest rate at Euribor + 0.40%	569	720
Convertible debt:
1.50% convertible bonds due 2016	534	943
Total long-term debt	1,695	2,492
Less current portion (excluding short term borrowings)	(645)	(176)

Total long-term debt, less current portion	1,050	2,316

Long-term debt is denominated in the following currencies:

	December 31,	December 31,
	2010	2009

U.S. dollar	1,113	1,666
Euro	582	826
Total	1,695	2,492

The European Investment Bank’s loans denominated in EUR, but drawn in USD, are classified as USD-denominated debt.

Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31,
2010

2011	645
2012	109
2013	676
2014	106
2015	84
Thereafter	75

Total	1,695

In February 2006, the Company issued  $1,131 million principal amount at maturity of zero coupon senior convertible bonds due in February 2016. The bonds were issued at 100% of principal with a yield to maturity of 1.5% and resulted in net proceeds to the Company of  $974 million less transaction fees. The bonds are convertible by the holder at any time prior to maturity at a conversion rate of 43.833898 shares per one thousand dollar face value of the bonds corresponding to 42,694,216 equivalent shares. This conversion rate has been adjusted from 43.363087 shares per one thousand dollar face value of the bonds as at May 21, 2007, as the result of the extraordinary cash dividend approved by the Annual General Meeting of Shareholders held on May 14, 2008. This new conversion has been effective since May 19, 2008. The holders can also redeem the convertible bonds on February 23, 2011 at a price of  $1,077.58, on February 23, 2012 at a price of  $1,093.81 and on February 24, 2014 at a price of  $1,126.99 per one thousand dollar face value of the bonds. The Company can call the bonds at any time after March 10, 2011 subject to the Company’s share price exceeding 130% of the accreted value divided by the conversion rate for 20 out of 30 consecutive trading days. The Company may redeem for cash at the principal amount at issuance plus accumulated gross yield all, but not a portion, of the convertible bonds at any time if 10% or less of the aggregate principal amount at issuance of the convertible bonds remain outstanding in certain circumstances or in the event of changes to the tax laws of the Netherlands or any successor jurisdiction. During 2009 the Company repurchased 98 thousand bonds corresponding to  $106 million principal amount for a total cash consideration of  $103 million, realizing a gain on the repurchase of  $3 million. During 2010 the Company repurchased 386 thousand bonds corresponding to  $417 million principal amount for a total cash consideration of  $410 million, realizing a gain on the repurchase of  $7 million.

In March 2006, STMicroelectronics Finance B.V. (“ST BV”), a wholly owned subsidiary of the Company, issued floating rate senior bonds with a principal amount of €500 million at an issue price of 99.873%. The notes, which mature on March 17, 2013, pay a coupon rate of the three-month Euribor plus 0.40% on the 17th of June, September, December and March of each year through maturity. In the event of changes to the tax laws of the Netherlands or any successor jurisdiction, ST BV or the Company may redeem the full amount of senior bonds for cash. In the event of certain change in control triggering events, the holders can cause ST BV or the Company to repurchase all or a portion of the bonds outstanding. During 2010 the Company repurchased 74 thousand bonds for a total cash consideration of  $98 million.

Credit facilities

The Company had unutilized committed medium term credit facilities with core relationship banks totalling  $492 million. In addition, the aggregate amount of the Company’s and its subsidiaries’ total available short-term credit facilities, excluding foreign exchange credit facilities, was approximately  $664 million as at December 31, 2010. In addition, ST-Ericsson had  $100 million of committed line from Ericsson as parent company, of which  $75 was withdrawn and reported as “Short-term borrowings” at December 31, 2010. The Company also has three committed credit facilities with the European Investment Bank as part of R&D funding programs. The first one, for a total of €245 million for R&D in France was fully drawn in U.S. dollars for a total amount of  $341 million, of which  $98 million were paid back as at December 31, 2010. The second one, signed on July 21, 2008, for a total amount of €250 million for R&D projects in Italy, was fully drawn in U.S. dollars for  $380 million, of which  $54 million was paid back as at December 31, 2010. The third one, signed in September 2010, for a total of €350 million for R&D projects in France was undrawn as at December 31, 2010.

Post-Retirement and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2010
Post-Retirement and Other Long-Term Employees Benefits [Abstract]
POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

16.	POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide for pension benefits, the amounts of which are calculated based on factors such as years of service and employee compensation levels. The other long-term employees’ plans provide for benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for the majority of its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they retired immediately as of December 31, 2010, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Change in benefit obligation:
Benefit obligation at beginning of year	654	587	43	42
Service cost	25	22	8	4
Interest cost	26	25	2	2
Employee contributions	5	4	—	—
Benefits paid	(12)	(25)	(3)	(2)
Effect of settlement	(18)	(16)	—	(3)
Effect of curtailment	(2)	(2)	(1)	—
Actuarial (gain) loss	19	29	4	(1)
Transfer in	—	12	—	1
Transfer out	(2)	(5)	—	(1)
Plan amendment	12	—	—	—
Foreign currency translation adjustment	(6)	23	(3)	1
Benefit obligation at end of year	701	654	50	43
Change in plan assets:
Plan assets at fair value at beginning of year	339	262	—	—
Expected return on plan assets	18	16	—	—
Employer contributions	24	46	—	—
Employee contributions	5	5	—	—
Benefits paid	(4)	(13)	—	—
Effect of settlement	(18)	(14)	—	—
Actuarial gain (loss)	1	25	—	—
Transfer in	—	7	—	—
Transfer out	—	(6)	—	—
Foreign currency translation adjustments	7	11	—	—
Plan assets at fair value at end of year	372	339	—	—
Funded status	(329)	(315)	(50)	(43)
Net amount recognized in the balance sheet consisted of the following:
Non current assets	4	2	—	—
Current liabilities	(18)	(8)	(3)	(9)
Non Current liabilities	(315)	(309)	(47)	(34)
Net amount recognized	(329)	(315)	(50)	(43)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial	Prior service
	(gains)/losses	cost	Total

Other comprehensive income as at December 31, 2008	74	6	80
Net amount generated/arising in current year	4	—	4
Amortization	(6)	(2)	(8)
Foreign currency translation adjustment	4	—	4
Effect of curtailment/settlement	(4)	—	(4)
Other comprehensive income as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive income as at December 31, 2010	86	11	97

In 2011, the Company expects to amortize  $5 million of actuarial losses and  $1 million of past service cost.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2010	2009	2008

Service cost	25	22	20	8	4	4
Interest cost	26	25	32	2	2	3
Expected return on plan assets	(18)	(16)	(18)	—	—	—
Amortization of actuarial net loss (gain)	4	6	2	3	(1)	1
Amortization of prior service cost	1	2	2	1	—	—
Effect of settlement	5	2	(3)	—	—	—
Effect of curtailment	(2)	(2)	(1)	(1)	—	—

Net periodic benefit cost	41	39	34	13	5	8

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

	December 31,	December 31,	December 31,
Assumptions	2010	2009	2008

Discount rate	4.68%	5.11%	5.23%
Salary increase rate	3.13%	3.08%	3.46%
Expected long-term rate of return on funds for the pension expense of the year	4.99%	5.28%	5.69%

The discount rate was determined by comparison against long-term corporate bond rates applicable to the respective country of each plan. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2010 and 2009 are as follows:

	Percentage of Plan Assets at December
Asset Category	2010	2009

Equity securities	39%	38%
Bonds securities remunerating interest	32%	33%
Real estate	7%	9%
Other	22%	20%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2010 is as follows:

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
		for Identical	Observable Inputs	Inputs
	Total	Assets (Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	24	24	—	—
Equity securities	144	143	1	—
Government debt securities	68	34	34	—
Corporate debt securities	50	24	26	—
Derivatives	30	25	5	—
Investment funds	23	1	20	2
Real estate	27	7	15	5
Other (mainly insurance assets — contracts and reserves)	6	1	—	5
TOTAL	372	259	101	12

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

Fair Value
Measurements using
Significant
Unobservable
Inputs (Level 3)
In millions of
U.S. dollars

January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets with an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were  $24 million and  $46 million in 2010 and 2009 respectively and the Company expects to contribute cash of  $16 million in 2011.

The Company’s estimated future benefit payments as of December 2010 are as follows:

Years	Pension Benefits	Other Long-term Benefits

2011	30	2
2012	29	2
2013	30	8
2014	36	3
2015	32	4
From 2016 to 2020	195	18

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of  $14 million and  $13 million as of December 31, 2010 and 2009 respectively. The annual cost of these plans amounted to approximately  $89 million,  $81 million and  $72 million in 2010, 2009 and 2008, respectively. The benefits accrued to the employees on a pro-rata basis, during their employment period are based on the individuals’ salaries.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

17.	SHAREHOLDERS’ EQUITY

17.1 Outstanding shares

The authorized share capital of the Company is EUR 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of EUR 1.04. As at December 31, 2010 the number of shares of common stock issued was 910,420,305 shares (910,319,305 at December 31, 2009).

As of December 31, 2010 the number of shares of common stock outstanding was 881,686,303 (878,333,566 at December 31, 2009).

17.2 Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2008, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. Any such shares should be issued by the Company to the Foundation, upon its request and in its sole discretion, upon payment of at least 25% of the par value of the preference shares to be issued. The issuing of the preference shares is conditional upon (i) the Company receiving an unsolicited offer or there being the threat of such an offer; (ii) the Company’s Managing and Supervisory Boards deciding not to support such an offer and; (iii) the Board of the Foundation determining that such an offer or acquisition would be contrary to the interests of the Company and its stakeholders. The preference shares may remain outstanding for no longer than two years. There were no preference shares issued as of December 31, 2010.

17.3 Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares as at December 31, 2008, for a total amount of approximately  $313 million, also reflected at cost as a reduction of the shareholders’ equity. This repurchase intends to cover the transfer of shares to employees upon vesting of future share based remuneration programs.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of non-vested shares including such plans as approved by the 2005, 2006, 2008 and 2009 Annual General Meeting of Shareholders. As of December 31, 2010, 14,186,218 of these treasury shares were transferred to employees under the Company’s share based remuneration programs of which 3,251,737 in the year ended December 31, 2010.

As of December 31, 2010, the Company owned a number of treasury shares equivalent to 28,734,002.

17.4 Stock option plans

In 1999, the Shareholders voted to renew the Supervisory Board Option Plan whereby each member of the Supervisory Board would receive, during the three-year period 1999-2001, 18,000 options for 1999 and 9,000 options for both 2000 and 2001, to purchase shares of capital stock at the closing market price of the shares on the date of the grant. In the same three-year period, the professional advisors to the Supervisory Board would receive 9,000 options for 1999 and 4,500 options for both 2000 and 2001. Under the Plan, the options vest over one year and are exercisable for a period expiring eight years from the date of grant for both 1999 and 2000 and ten years from the date of grant for 2001.

In 2001, the Shareholders voted to adopt the 2001 Employee Stock Option Plan (the “2001 Plan”) whereby options for up to 60,000,000 shares may be granted in installments over a five-year period. The options may be granted to purchase shares of common stock at a price not lower than the market price of the shares on the date of grant. In connection with a revision of its equity-based compensation policy, the Company decided in 2005 to accelerate the vesting period of all outstanding unvested stock options. The options expire ten years after the date of grant.

In 2002, the Shareholders voted to adopt a Stock Option Plan for Supervisory Board Members and Professionals of the Supervisory Board. Under this plan, 12,000 options can be granted per year to each member of the Supervisory Board and 6,000 options per year to each professional advisor to the Supervisory Board. Options would vest 30 days after the date of grant. The options expire ten years after the date of grant.

A summary of the stock option activity for the plans for the three years ended December 31, 2010, 2009 and 2008 follows:

		Price Per Share
			Weighted
	Number of Shares	Range	Average

Outstanding at December 31, 2007	46,765,635	$16.73 - $62.01	$31.42

Options expired	(5,923,552)	$44.00 - $62.01	$59.10
Options forfeited	(1,410,650)	$16.73 - $62.01	$27.90
Outstanding at December 31, 2008	39,431,433	$16.73 - $39.00	$27.35

Options forfeited	(1,487,601)	$17.08 - $39.00	$27.69
Outstanding at December 31, 2009	37,943,832	$16.73 - $39.00	$27.33

Options forfeited	(2,646,937)	$17.08 - $39.00	29.55
Outstanding at December 31, 2010	35,296,895	$16.73 - $39.00	27.17

The weighted average remaining contractual life of options outstanding as of December 31, 2010, 2009 and 2008 was 1.9, 2.9 and 3.9 years, respectively.

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2010 were as follows:

			Weighted
		Weighted	average
	Option price	average	remaining
Number of shares	range	exercise price	contractual life

130,531	$16.73 - $17.31	$17.04	3.8
18,809,704	$19.18 - $24.88	$21.02	2.8
153,650	$25.90 - $29.70	$26.72	2.4
16,203,010	$31.09 - $39.00	$34.38	0.9

17.5 Nonvested share awards

On April 28, 2007, the Compensation Committee (on behalf of the entire Supervisory Board and with its approval) granted 165,000 stock-based awards to the members of the Supervisory Board and professionals of the Supervisory Board (“The 2007 Supervisory Board Plan”), of which 22,500 awards were immediately waived. These awards were granted at the nominal value of the share of €1.04 and vested over the following period: one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant. Nevertheless, they were not subject to any market, performance or service conditions. As such, their associated compensation cost was recorded immediately at grant. In compliance with the graded vesting of the grant, the first tranche of this plan, representing 45,000 shares, vested as at April 28, 2008. Furthermore, following the end of mandate of one of the members of the Board, 7,500 shares were accelerated in 2008. The second tranche of this plan, representing 45,000 shares, vested as at April 28, 2009. In 2010, the third tranche of the plan, representing 45,000 shares vested as at April 28, 2010. As of December 31 2010, no awards were outstanding under the 2007 Supervisory Board Plan.

On June 18, 2007, the Company granted 5,691,840 nonvested shares to senior executives and selected employees to be issued upon vesting from treasury stock (“The 2007 Employee Plan”). The Compensation Committee and the Supervisory Board also authorized the future grant of additional shares to selected employees upon nomination by the Managing Board of the Company as detailed below. The shares were granted for free to employees, and vested upon completion of three internal performance conditions, each weighting for one third of the total number of awards granted. Except for employees in two of the Company’s European subsidiaries for whom a subplan was simultaneously created, the nonvested shares vested over the following requisite service period: 32% as at April 26, 2008, 32% as at April 26, 2009 and 36% as at April 26, 2010. The following requisite service period was required for the nonvested shares granted under the two local subplans: for the first one, 64% of the granted stock awards vested as at June 19, 2009 and 36% as at June 19, 2010. In addition, the sale by the employees of the shares once vested was restricted over an additional two-year period, which was not considered as an extension of the requisite service period. For the second subplan, 32% vested as at June 19, 2008, 32% as at April 26, 2009 and 36% as at April 26, 2010. In 2008, the Company failed to meet one performance condition during one semester. Consequently, one sixth of the shares granted, totaling 926,121 shares, of which 242,233 on the first subplan and 2,634 on the second subplan, was lost for vesting. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 1,097,124 shares, vested as at April 26, 2008. The first tranche of one of the local subplans, representing 4,248 shares, vested as at June 19, 2008. In addition, 31,786 shares were accelerated during the year, of which 2,999 under the subplans. The second tranche of the original plan, representing 1,048,429 shares and the second tranche of one of the local subplans, representing 3,914 shares, vested as at April 26, 2009. The first tranche of the other local subplan, representing 768,157 shares, vested as at June 19, 2009. In addition, 32,360 shares were accelerated during 2009, of which 4,974 under the subplans. In 2010, the third tranche of the original plan and the third tranche of one of the local subplans, representing respectively 1,097,454 and 4,395 shares, vested as at April 26, 2010. The second tranche of the other local subplan, representing 395,853 shares, vested as at June 19, 2010. In addition, 35,857 shares were accelerated during the year, of which 12,262 under one of the subplans. These shares were transferred to employees from the treasury shares owned by the Company. At December 31, 2010, no awards were outstanding under the 2007 Employee Plan.

On December 6, 2007, the Managing Board of the Company, as authorized by the Supervisory Board of the Compensation Committee, granted additional 84,450 shares to selected employees designated by the Managing Board of the Company as part of the 2007 Employee Plan. This additional grant had the same terms and conditions as the original plan. As a consequence of the failed performance condition explained above, 14,023 shares were lost for vesting, of which 498 on the subplan. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 10,434 shares, vested as at April 26, 2008. In addition, 11,311 shares were accelerated during the year. The second tranche of the original plan, representing 21,585 shares, vested as at April 26, 2009. The first tranche of the subplan, representing 1,602 shares, vested as at December 7, 2009. In 2010, the third tranche of the plan, representing 23,181 shares and the second tranche of the subplan, representing 900 shares vested as at April 27, 2010. At December 31, 2010, no nonvested shares were outstanding as part of this additional grant.

On February 19, 2008, the Managing Board of the Company, as authorized by the Supervisory Board of the Compensation Committee, granted additional 135,550 shares to selected employees designated by the Managing Board of the Company as part of the 2007 Employee Plan. This additional grant had the same terms and conditions as the original plan. As a consequence of the failed performance condition explained above, 22,559 shares were lost for vesting, of which 5,887 on the local subplan. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 26,407 shares, vested as at April 26, 2008. In addition, 320 shares were accelerated during the year. The second tranche of the original plan, representing 21,978 shares, vested as at April 26, 2009. In addition, 567 shares were accelerated during 2009. The first tranche of the subplan, representing 8,417 shares, vested as at February 20, 2010, the third tranche of the plan, representing 24,653 shares, as at April 26, 2010 and the second tranche of the subplan, representing 4,404 shares, as at April 27, 2010. At December 31, 2010, no nonvested shares were outstanding as part of this additional grant.

On May 16, 2008, the Compensation Committee (on behalf of the entire Supervisory Board and with its approval) granted 165,000 stock-based awards to the members of the Supervisory Board and professionals of the Supervisory Board (“The 2008 Supervisory Board Plan”), of which 22,500 awards were immediately waived. These awards were granted at the nominal value of the share of €1.04 and vest over the following period: one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant. Nevertheless, they are not subject to any market, performance or service conditions. As such, their associated compensation cost was recorded immediately at grant. In compliance with the graded vesting of the grant, the first tranche of this plan, representing 47,500 shares, vested as at May 16, 2009. The second tranche of this plan, representing 47,500 shares, vested as at May 16, 2010. Furthermore, following the resignation of one of the members, 5,000 shares were accelerated in 2010. As of December 31, 2010, 42,500 awards were outstanding under the 2008 Supervisory Board Plan.

On July 22, 2008, the Company granted 5,723,305 nonvested shares to senior executives and selected employees to be issued upon vesting from treasury stock (“The 2008 Employee Plan”). The Compensation Committee also authorized the future grant of additional shares to selected employees upon nomination by the Managing Board of the Company. The shares were granted for free to employees, vesting upon completion of three internal performance conditions, each weighting for one third of the total number of awards granted. Except for employees in two of the Company’s European subsidiaries for whom a subplan was simultaneously created, the nonvested shares vest over the following requisite service period: 32% as at May 14, 2009, 32% as at May 14, 2010 and 36% as at May 14, 2011. The following requisite service period is required for the nonvested shares granted under the two local subplans: for the first one, 64% of the granted stock awards vest as at July 23, 2010 and 36% as at May 14, 2011. In addition, the sale by the employees of the shares once vested is restricted over an additional two-year period, which is not considered as an extension of the requisite service period. For the second one, 32% vested as at July 22, 2009, 32% as at May 14, 2010 and 36% will vest as at May 14, 2011. In 2009, based on the final calculations, the Company concluded that only one performance condition was met. Consequently, two third of the shares granted, totaling 3,747,193 shares, of which 1,020,134 on the first subplan and 35,598 on the second subplan, were lost for vesting. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 427,324 shares, vested as at May 14, 2009. The first tranche of one of the local subplans, representing 5,719 shares, vested as at July 23, 2009. In addition, 15,588 shares were accelerated during 2009. The second tranche of the original plan and of one of the subplan, representing respectively 401,928 and 5,612 shares, vested as at May 14, 2010. The first tranche of the other subplan, representing 331,677 shares, vested as at July 23, 2010. In addition, 27,169 shares were accelerated during the year, of which 2,351 under one of the subplans. These shares were transferred to employees from the treasury shares owned by the Company. At December 31, 2010, 619,609 nonvested shares were outstanding, of which 173,885 under the first local subplan and 6,294 under the second local subplan.

On February 27, 2009, the Managing Board of the Company, as authorized by the Supervisory Board of the Compensation Committee, granted additional 50,400 shares to selected employees designated by the Managing Board of the Company as part of the 2008 Employee Plan, with the same terms and conditions as the original plan. As a consequence of the failed performance conditions explained above, 33,589 shares were lost for vesting, of which 11,365 on the first local subplan and 1,332 on the second local subplan. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 3,348 shares, vested as at May 14, 2009. The first tranche of the second local subplan, representing 214 shares, vested as at February 28, 2010. The second tranche of the original plan and of the second subplan, representing respectively 2,648 and 214 shares, vested as at May 14, 2010. At December 31, 2010 8,901 nonvested shares were outstanding as part of this additional grant, of which 5,685 under the first local subplan and 240 under the second local subplan.

On May 20, 2009, the Compensation Committee (on behalf of the entire Supervisory Board and with its approval) granted 165,000 stock-based awards to the members of the Supervisory Board and professionals of the Supervisory Board (“The 2009 Supervisory Board Plan”), of which 7,500 awards were immediately waived. These awards are granted at the nominal value of the share of €1.04 and vest over the following period: one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant. Nevertheless, they are not subject to any market, performance or service conditions. As such, their associated compensation cost was recorded immediately at grant. In compliance with the graded vesting of the grant, the first tranche of this plan, representing 52,500 shares, vested as at May 20, 2010. Furthermore, following the resignation of one of the members, 10,000 shares were accelerated in 2010. As of December 31 2010, 95,000 awards were outstanding under the 2009 Supervisory Board Plan.

On July 28, 2009, the Company granted 5,575,240 nonvested shares to senior executives and selected employees to be issued upon vesting from treasury stock (“The 2009 Employee Plan”). The Compensation Committee also authorized the future grant of additional shares to selected employees upon nomination by the Managing Board of the Company. The shares were granted for free to employees, vesting upon completion of three internal performance conditions, each weighting for one third of the total number of awards granted. Except for employees in one of the Company’s European subsidiaries for whom a subplan was simultaneously created, the nonvested shares vest over the following requisite service period: 32% vested as at May 20, 2010, 32% will vest as at May 20, 2011 and 36% as at May 20, 2012. The following requisite service period is required for the nonvested shares granted under the local subplan: 64% of the granted stock awards vest as at July 29, 2011 and 36% as at May 20, 2012. In addition, the sale by the employees of the shares once vested is restricted over an additional two-year period, which is not considered as an extension of the requisite service period. In 2010, based on the final calculations, the Company concluded that two of the three performance conditions were met. Consequently, one third of the shares granted, totaling 1,827,349 shares, of which 475,238 for the subplan, was lost for vesting. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 870,001 shares, vested as at May 20, 2010. At December 31, 2010, 2,770,290 nonvested shares were outstanding, of which 954,065 under the subplan.

On November 30, 2009, the Managing Board of the Company, as authorized by the Supervisory Board of the Compensation Committee, granted additional 8,300 shares to selected employees designated by the Managing Board of the Company as part of the 2009 Employee Plan. This additional grant has the same terms and conditions as the original plan. As a consequence of the failed performance condition explained above, 2,762 shares were lost for vesting. In compliance with the graded vesting of the grant, the first tranche of the original plan, representing 1,772 shares, vested as at May 20, 2010. At December 31, 2010, 3,766 nonvested shares were outstanding as part of this additional grant.

On May 27, 2010, the Compensation Committee (on behalf of the entire Supervisory Board and with its approval) granted 172,500 stock-based awards to the members of the Supervisory Board and professionals of the Supervisory Board (“The 2010 Supervisory Board Plan”), of which 7,500 awards were immediately waived. These awards were granted at the nominal value of the share of €1.04 and vest over the following period: one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant. Nevertheless, they are not subject to any market, performance or service conditions. As such, their associated compensation cost was recorded immediately at grant. Furthermore, following the resignation of one of the members, 15,000 shares were accelerated in 2010. As of December 31, 2010, 150,000 awards were outstanding under the 2010 Supervisory Board Plan.

On July 22, 2010, the Company granted 6,344,725 nonvested shares to senior executives and selected employees to be issued upon vesting from treasury stock (“The 2010 Employee Plan”). The Compensation Committee also authorized the future grant of additional shares to selected employees upon nomination by the Managing Board of the Company. The shares were granted for free to employees, and will vest upon completion of three internal performance conditions, each weighting for one third of the total number of awards granted. Except for employees in one of the Company’s European subsidiaries for whom a subplan was simultaneously created, the nonvested shares vest over the following requisite service period: 32% as at May 25, 2011, 32% as at May 25, 2012 and 36% as at May 25, 2013. The following requisite service period is required for the nonvested shares granted under the local subplan: 64% of the granted stock awards vest as at July 23, 2012 and 36% as at May 25, 2013. In addition, the sale by the employees of the shares once vested is restricted over an additional two-year period, which is not considered as an extension of the requisite service period. At December 31, 2010, 6,285,170 nonvested shares were outstanding, of which 1,616,500 under the subplan.

On December 17, 2010, the Managing Board of the Company, as authorized by the Supervisory Board of the Compensation Committee, granted additional 221,650 shares to selected employees designated by the Managing Board of the Company as part of the 2010 Employee Plan. This additional grant has the same terms and conditions as the original plan. At December 31, 2010, 221,650 nonvested shares were outstanding as part of this additional grant.

A summary of the nonvested share activity for the years ended December 31, 2010 and December 31, 2009 is presented below:

Nonvested Shares	Number of Shares	Exercise price

Outstanding as at December 31, 2008	11,169,105	$0-€1.04
Awards granted:
2008 Employee Plan	50,400	$0
2009 Employee Plan	5,583,540	$0
2009 Supervisory Board Plan	165,000	€1.04
Awards forfeited:
2006 Employee Plan	(8,507)	$0
2007 Employee Plan	(52,896)	$0
2008 Employee Plan	(73,057)	$0
2009 Employee Plan	(42,800)	$0
2009 Supervisory Board Plan	(7,500)	€1.04
Awards cancelled on failed vesting conditions:
2008 Employee Plan	(3,780,782)	$0
Awards vested:
2006 Employee Plan	(1,694,162)	$0
2006 Supervisory Board Plan	(14,000)	€1.04
2007 Employee Plan	(1,898,592)	$0
2007 Supervisory Board Plan	(45,000)	€1.04
2008 Employee Plan	(451,979)	$0
2008 Supervisory Board Plan	(47,500)	€1.04
Outstanding as at December 31, 2009	8,851,270	$0-€1.04
Awards granted:
2010 Employee Plan	6,566,375	$0
2010 Supervisory Board Plan	172,500	€1.04
Awards forfeited:
2007 Employee Plan	(5,944)	$0
2008 Employee Plan	(13,730)	$0
2009 Employee Plan	(49,682)	$0
2010 Employee Plan	(59,555)	$0
2010 Supervisory Board Plan	(7,500)	€1.04
Awards cancelled on failed vesting conditions:
2009 Employee Plan	(1,830,111)	$0
Awards vested:
2007 Employee Plan	(1,595,384)	$0
2007 Supervisory Board Plan	(45,000)	€1.04
2008 Employee Plan	(769,462)	$0
2008 Supervisory Board Plan	(52,500)	€1.04
2009 Employee Plan	(886,891)	$0
2009 Supervisory Board Plan	(62,500)	€1.04
2010 Supervisory Board Plan	(15,000)	€1.04
Outstanding as at December 31, 2010	10,196,886	$0-€1.04

The grant date fair value of nonvested shares granted to employees under the 2007 Employee Plan was  $19.35. The fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 1, 2008, the Compensation Committee approved the statement that two performance conditions were fully met and that for one condition only one half of it was achieved. Consequently, the compensation expense recorded on the 2007 Employee Plan reflects the statement that five sixths of the awards granted vested, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2008 Employee Plan was  $10.64. The fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On March 23, 2009, the Compensation Committee approved the statement that one performance condition was fully met. Consequently, the compensation expense recorded on the 2008 Employee Plan reflects the statement that one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2009 Employee Plan was  $7.54. On the 2009 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 14, 2010, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2009 Employee Plan reflects the statement that two third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2010 Employee Plan was  $8.69. On the 2010 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On the contrary, the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2010, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that two third of the awards are expected to vest. Consequently, the compensation expense recorded for the 2010 Employee Plan reflects the vesting of two third of the awards granted, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first quarter of 2011.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the year ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively:

	December 31,	December 31,	December 31,
	2010	2009	2008

Cost of sales	6	7	15
Selling, general and administrative	18	19	37
Research and development	10	11	24
Loss on equity investment	—	1	2
Total pre-payroll tax and social contribution compensation	34	38	78

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was  $2 million at December 31, 2010 and 2009 whereas it amounted to  $3 million at December 31, 2008. As of December 31, 2010 there was  $33 million of total unrecognized compensation cost related to the grant of nonvested shares, which is expected to be recognized over a weighted average period of approximately 18.1 months.

The total deferred income tax expense recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to  $3 million for the year ended December 31, 2010, including a shortfall recorded on the 2007 Employee Plan closed during 2010 due to the vesting fair value being significantly lower than the grant fair value. The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to  $8 million and  $3 million for the years ended December 31, 2009 and 2008, respectively.

17.6 Accumulated other comprehensive income (loss)

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

		Unrealized		Impact on
	Foreign	gain (loss) on	Unrealized	change on	Accumulated
	currency	available-for-sale	gain (loss) on	accounting	other
	translation	financial assets,	derivatives,	standards,	comprehensive
	adjustment	net of tax	net of tax	net of tax	income (loss)

Balance as of December 31, 2007	1,327	(2)	12	(17)	1,320
Other comprehensive income (loss)	(163)	(14)	(1)	(48)	(226)
Balance as of December 31, 2008	1,164	(16)	11	(65)	1,094
Other comprehensive income (loss)	61	10	(5)	4	70
Balance as of December 31, 2009	1,224	(6)	6	(60)	1,164
Other comprehensive income (loss)	(255)	28	55	(13)	(185)
Balance as of December 31, 2010	969	22	61	(73)	979

For the year ended December 31, 2010, the net amount of accumulated other comprehensive income reclassified as earnings was approximately  $6 million related to cash flow hedge transactions outstanding as at December 31, 2009, for which the forecasted hedged transaction occurred in 2010.

17.7 Dividends

At the Company’s Annual General Meeting of Shareholders held on May 25, 2010, the distribution of a cash dividend of  $0.28 per common share, amounting to approximately  $247 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2010, three installments were paid for an amount of  $186 million including withholding tax. The remaining  $0.07 per share cash dividend to be paid in the first quarter of 2011 totaled  $62 million and was reported as “dividends payable to shareholders” on the consolidated balance sheet as at December 31, 2010.

At the Company’s Annual General Meeting of Shareholders held on May 20, 2009, the distribution of a cash dividend of  $105 million or  $0.12 per common share to be paid in four equal installments was adopted by the Company’s shareholders. Through December 31, 2009, payments were made for an amount of  $79 million including withholding tax. The remaining  $0.03 per share cash dividend totaling  $26 million was paid in the first quarter of 2010.

In 2008 the cash dividend was of  $0.36 per share for a total amount paid of  $319 million.

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2010
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

18.	EARNINGS (LOSS) PER SHARE

For the years ended December 31, 2010, 2009 and 2008, earnings (loss) per share (“EPS”) was calculated as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Basic EPS
Net income (loss)	830	(1,131)	(786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Basic EPS	0.94	(1.29)	(0.88)
Diluted EPS
Net income (loss)	830	(1,131)	(786)
Convertible debt interest	10	—	—
Net income (loss) adjusted	840	(1,131)	(786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Dilutive effect of stock options	—	—	—
Dilutive effect of nonvested shares	3,555,806	—	—
Dilutive effect of convertible debt	27,180,653	—	—
Number of shares used in calculating diluted EPS	911,111,693	876,928,190	891,955,940
Diluted EPS	0.92	(1.29)	(0.88)

At December 31, 2010, outstanding stock options included anti-dilutive shares totalling approximately 35,296,895 shares. At December 31, 2009 and 2008, if the Company had reported an income, outstanding stock options would have included anti-dilutive shares totalling approximately 37,943,832 shares and 39,431,433 shares, respectively.

There was also the equivalent of 21,491,685 common shares outstanding for convertible debt, out of which 5,624 for the 2013 bonds and 21,486,061 for the 2016 bonds. None of these bonds have been converted to shares during 2010.

Revenues Under Multiple Deliverable Arrangements	12 Months Ended
Dec. 31, 2010
Revenue Recognition Multiple Deliverable Arrangements [Abstract]
REVENUES UNDER MULTIPLE DELIVERABLE ARRANGEMENTS

19.	REVENUES UNDER MULTIPLE DELIVERABLE ARRANGEMENTS

The Company, from time to time, enters into agreements with multiple deliverables. In 2010 and 2009, the Company has entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, there is limited or no ability to use vendor specific objective evidence or third-party evidence of value. Thus, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual past and the expected future revenues for the multiple deliverable arrangements are:

	2009	2010	2011	2012	2013
	In millions of U.S. dollars

Licenses and process documentation	23	29	19	—	—
Training and support services	1	28	8	2	7

Total Revenues under Multiple Deliverable Arrangements	24	57	27	2	7

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Other Income and Expenses, Net	12 Months Ended
Dec. 31, 2010
Other Income and Expenses, Net [Abstract]
Other Income and Expense, Net

20.	OTHER INCOME AND EXPENSES, NET

Other income and expenses, net consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Research and development funding	106	202	83
Start-up and phase-out costs	(15)	(39)	(17)
Exchange gain, net	11	11	20
Patent costs, net of gain from settlement	(12)	(5)	(24)
Gain on sale of long-lived assets, net	4	3	4
Other, net	(4)	(6)	(4)

Total	90	166	62

The Company receives significant public funding from governmental agencies in several jurisdictions. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions have been met.

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six months after the fabrication line’s quality certification. Phase-out costs for facilities during the closing stage are treated in the same manner.

Exchange gains and losses included in “Other income and expenses, net” represent the portion of exchange rate changes on transactions denominated in currencies other than an entity’s functional currency and the changes in fair value of held-for-trading derivative instruments which are not designated as hedge and which have a cash flow effect related to operating transactions, as described in Note 27.

Patent costs include legal and attorney fees and payment for claims, patent pre-litigation consultancy and legal fees. They are reported net of settlements, which primarily includes reimbursements of prior patent litigation costs.

Impairment, Restructuring Charges and Other Related Closure Costs	12 Months Ended
Dec. 31, 2010
Impairment, Restructuring Charges and Other Related Closure Costs [Abstract]
IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

21.	IMPAIRMENT, RESTRUCTURING CHARGES AND OTHER RELATED CLOSURE COSTS

Impairment, restructuring charges and other related closure costs incurred in 2010, 2009, and 2008 are summarized as follows:

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2010	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(1)	(15)	(11)	(27)
STE restructuring plan	(10)	(59)	(5)	(74)
Goodwill annual impairment test	—	—	—	—
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2009	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(25)	(69)	(32)	(126)
STE restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2008	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(77)	(79)	(8)	(164)
FMG deconsolidation	(190)	(2)	(24)	(216)
Goodwill annual impairment test	(13)	—	—	(13)
Other restructuring initiatives	(10)	(75)	(3)	(88)
Total	(290)	(156)	(35)	(481)

Impairment charges and disposal loss

In 2010, the Company recorded impairment charges for  $11 million primarily related to long-lived assets for which no alternative future use was identified within the Company, pursuant to the termination of certain lease contracts. In 2010, the Company performed an analysis to determine if it was still valid to report Carrollton property and other long-lived assets as “Assets held for sale” in the consolidated balance sheets as at December 31, 2010. Based on continued interest in the property and the Company’s intent and actions to sale, the “Assets held for sale” model was confirmed with no additional impairment in the consolidated statements of income.

In 2009, the Company recorded impairment charges for  $35 million corresponding primarily to:

•	$25 million impairment charge on the Company’s long-lived assets of its manufacturing sites in Carrollton (Texas) and in Phoenix (Arizona) ; $21 million impairment on Carrollton property and other long-lived assets and as a result of its designation as “Assets held for sale” on the consolidated balance sheets, pursuant to its decision to sell the facility, and $4 million impairment charges on certain specific equipment of the Company’s manufacturing site in Phoenix, for which no alternative future use existed within the Company;

•	$6 million impairment on goodwill;

•	$3 million other-than-temporary impairment on investments carried at cost.

In 2008, the Company recorded impairment charges and disposal loss for  $290 million corresponding primarily to  $190 million loss on FMG deconsolidation and  $75 million impairment charge on long-lived assets of the Company’s manufacturing site in Phoenix (Arizona).

Restructuring charges and other related closure costs

The Company is currently engaged in two major restructuring plans, the STE restructuring plan and the manufacturing restructuring plan that are briefly described hereafter. The Company is also engaged in various initiatives aimed at reducing the operating expenses through a workforce reduction.

In April 2009, ST-Ericsson announced a restructuring plan (the “STE restructuring plan”). The main actions included in the restructuring plan were a re-alignment of product roadmaps to create a more agile and cost-efficient R&D organization and a reduction in workforce of 1,200 worldwide to reflect further integration activities following the merger. On December 3, 2009, ST-Ericsson expanded its restructuring plan, targeting additional annualized savings in operating expenses and spending, along with an extensive R&D efficiency program.

The Company announced in 2007 that management committed to a restructuring plan aimed at redefining the Company’s manufacturing strategy in order to be more competitive in the semiconductor market (the “manufacturing restructuring plan”). This manufacturing plan includes the following initiatives: the transfer of 150mm production from Carrollton (Texas) to Asia, the transfer of 200mm production from Phoenix (Arizona) to Europe and Asia and the restructuring of the manufacturing operations in Morocco with a progressive phase out of the activities in Ain Sebaa site synchronized with a significant growth in Bouskoura site.

In 2010, the Company incurred restructuring charges and other related closure costs for  $93 million relating primarily to:

•	$64 million for the STE restructuring plan composed of $59 million of on-going termination benefits for involuntary leaves and benefits paid within voluntary leave arrangements, and lease contract termination costs totalling $5 million pursuant to the closure of certain locations.

•	$26 million for the manufacturing restructuring plan for closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs.

•	$3 million restructuring charges and other related closure costs related to other committed restructuring initiatives.

In 2009, the Company incurred restructuring charges and other related closure costs for  $256 million relating primarily to:

•	$100 million for the STE restructuring plan for on-going termination benefits for involuntary leaves pursuant to the closure of certain locations in Europe, the Unites States of America and Asia.

•	$101 million for the manufacturing restructuring plan primarily related to closure costs and one-time termination benefits to be paid to employees who render services until the complete closure of the Carrollton (Texas) and Phoenix (Arizona) fabs.

•	$55 million restructuring charges related to former committed restructuring initiatives. These restructuring charges consisted primarily of termination benefits in Asia and voluntary termination arrangements in certain European locations.

In 2008, the Company incurred restructuring charges and other related closure costs for  $191 million relating primarily to:

•	$87 million for the manufacturing restructuring plan.

•	$26 million of restructuring charges related to FMG disposal.

•	$78 million of other restructuring initiatives (mainly related to voluntary leaves and early retirement arrangements in certain European locations).

Changes to the restructuring provisions recorded on the consolidated balance sheet from December 31, 2009 to December 31, 2010 are summarized as follows:

	STE	Manufacturing		Other
	Restructuring	Restructuring	FMG	restructuring
	plan	plan	disposal	initiatives	Total

Provision as at December 31, 2008	—	113	20	101	234
Charges incurred in 2009	100	101	—	55	256
Amounts paid	(17)	(156)	(20)	(103)	(296)
Provision as at December 31, 2009	83	58	—	53	194
Charges incurred in 2010	67	26	—	7	100
Adjustments for unused provisions	(3)	—	—	(4)	(7)
Amounts paid	(81)	(27)	—	(34)	(142)
Currency translation effect	(6)	—	—	(3)	(9)
Provision as at December 31, 2010	60	57	—	19	136

Total impairment, restructuring charges and other related closure costs

The manufacturing restructuring plan is expected to result in pre-tax charges in the range of  $270 to  $300 million, of which  $276 million have been incurred as of December 31, 2010. This plan is expected to be completed in the second half of 2011.

The STE restructuring plan, which was expected to result in a total pre-tax charge in the range of  $135 million to  $155 million, resulted in a total charge of  $164 million as of December 31, 2010. This plan is expected to be completed in 2011.

In 2010, total amounts paid for restructuring and related closure costs amounted to  $142 million. The total actual costs that the Company will incur may differ from these estimates based on the timing required to complete the restructuring plan, the number of people involved, the final agreed termination benefits and the costs associated with the transfer of equipment, products and processes.

Interest Income (Expense), Net	12 Months Ended
Dec. 31, 2010
Interest Income (Expense), Net [Abstract]
INTEREST INCOME (EXPENSE), NET

22.	INTEREST INCOME (EXPENSE), NET

Interest income (expense), net consisted of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income	31	59	132
Expense	(34)	(50)	(81)

Total	(3)	9	51

No borrowing cost was capitalized in 2010, 2009 and 2008. Interest income on floating rate notes classified as available-for-sale marketable securities amounted to  $3 million for the year ended December 31, 2010,  $8 million for the year ended December 31, 2009 and to  $37 million for the year ended December 31, 2008. Interest income on auction rate securities totaled  $2 million,  $7 million and  $14 million for the years ended December 31, 2010, 2009 and 2008 respectively. Interest income on Numonyx long term notes classified as available-for-sale until May 7, 2010 amounted to  $5 million,  $16 million and  $11 million for the year ended December 31, 2010, 2009 and 2008 respectively.

Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
INCOME TAX

23.	INCOME TAX

Income (loss) before income tax is comprised of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income (loss) recorded in The Netherlands	264	(376)	(1,232)
Income (loss) from foreign operations	427	(1,120)	409

Income (loss) before income tax benefit (expense)	691	(1,496)	(823)

STMicroelectronics N.V. and its subsidiaries are individually liable for income taxes in their jurisdictions. Tax losses can only offset profits generated by the taxable entity incurring such loss.

Income tax benefit (expense) is comprised of the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

The Netherlands taxes — current	(3)	4	(1)
Foreign taxes — current	(53)	(54)	(25)

Current taxes	(56)	(50)	(26)
The Netherlands taxes — deferred	(4)	—	—
Foreign taxes — deferred	(89)	145	69

Income tax benefit (expense)	(149)	95	43

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.5% in 2010, 2009 and 2008, and the effective income tax rate are the following:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income tax benefit (expense) computed at statutory rate	(176)	382	210
Non-deductible, non-taxable and other permanent differences, net	(50)	(34)	—
Income (loss) on equity investment	62	(84)	(139)
Valuation allowance adjustments	(54)	(56)	(18)
Impact of prior years adjustments	(29)	21	48
Effects on deferred taxes of changes in enacted tax rates	3	(7)	—
Current year credits	76	76	66
Other tax and credits	(12)	(4)	2
Benefits from tax holidays	77	2	34
Impact of uncertain tax positions	32	(23)	(31)
Impact of FMG deconsolidation	—	—	(77)
Earnings of subsidiaries taxed at different rates	(78)	(178)	(52)

Income tax benefit (expense)	(149)	95	43

The lines “Impact of prior years’ adjustments” and “Impact of uncertain tax positions” include amounts that are further described in the reconciliation of unrecognized tax benefits, included in this note.

As detailed in Note 2.20, following the passage of the French Finance Act for 2008, , French research tax credits that in prior years were accounted for as a reduction in income tax expense were deemed to be grants in substance beginning on January 1, 2008,. These tax credits, totalling  $146 million,  $146 million and  $161 million, were reported as a reduction of research and development expenses in the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008, respectively.

In 2010, 2009 and 2008, the line “Earnings of subsidiaries taxed at different rates” includes a decrease of  $91 million,  $123 million and  $99 million, respectively, related to significant losses in countries subject to tax holidays.

The tax holidays represent a tax exemption period aimed to attract foreign technological investment in certain tax jurisdictions. The effect of the tax benefits on basic earnings per share was  $0.09,  $0.00 and  $0.04 for the years ended December 31, 2010, 2009, and 2008, respectively. These agreements are present in various countries and include programs that reduce up to and including 100% of taxes in years affected by the agreements. The Company’s tax holidays expire at various dates through the year ending December 31, 2019. In certain countries, tax holidays can be renewed depending on the Company still meeting certain conditions at the date of expiration of the current tax holidays.

Deferred tax assets and liabilities consisted of the following:

	December 31,	December 31,
	2010	2009

Tax loss carryforwards and investment credits	609	639
Inventory valuation	25	34
Impairment and restructuring charges	84	95
Fixed asset depreciation in arrears	47	53
Receivables for government funding	7	18
Tax allowances granted on past capital investments	1,113	1,096
Pension service costs	49	41
Stock awards	7	11
Commercial accruals	10	7
Other temporary differences	99	62
Total deferred tax assets	2,050	2,056
Valuation allowances	(1,396)	(1,337)
Deferred tax assets, net	654	719
Accelerated fixed asset depreciation	(83)	(66)
Acquired intangible assets	(34)	(31)
Advances of government funding	(16)	(13)
Other temporary differences	(40)	(35)
Deferred tax liabilities	(173)	(145)
Net deferred income tax asset	481	574

For a particular tax-paying component of the Company and within a particular tax jurisdiction, all current deferred tax liabilities and assets are offset and presented as a single amount, similarly to non-current deferred tax liabilities and assets. The Company does not offset deferred tax liabilities and assets attributable to different tax-paying components or to different tax jurisdictions.

As of December 31, 2010, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2011, as follows:

Year

2011	29
2012	53
2013	13
2014	21
2015	14
Thereafter	479

Total	609

The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that jurisdiction on a pro rata basis. The “Tax allowances granted on past capital investments” mainly related to a 2003 agreement granting the Company certain tax credits for capital investments purchased through the year ending December 31, 2006. Any unused tax credits granted under the agreement will continue to increase yearly by a legal inflationary index (currently 1.45% per annum). The credits may be utilized through 2020 or later depending on the Company meeting certain program criteria. In addition to this agreement, starting in 2007 the Company continues to receive tax credits on the yearly capital investments, which may be used to offset that year’s tax liabilities and increases by the legal inflationary rate. However, pursuant to the inability to utilize these credits currently and in future years, the Company did not recognize any deferred tax asset on such tax allowance. As a result, there is no financial impact to the net deferred tax assets of the Company.

The amount of deferred tax benefit (expense) recorded as a component of other comprehensive income (loss) was  $7 million and ( $3) million in 2010 and 2009 respectively and related primarily to the tax effects of the recognized unfunded status on defined benefits plans.

For the evaluation of uncertain income tax positions based on a “more likely than not” threshold, the Company applies a two-step process to determine if a tax position will be sustained upon examination by the taxing authorities. The recognition threshold in step one permits the benefit from an uncertain income tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority.

A reconciliation of the 2010 beginning and ending amounts of unrecognized tax benefits is as follows:

Balance at December 31, 2009	$193
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	5
Reductions for tax positions of prior years	(44)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)

Balance at December 31, 2010	149

The reconciliation of unrecognized tax benefits in 2009 was as follows:

Balance at December 31, 2008	$153
Additions based on tax positions related to the current year	38
Additions for tax positions of prior years	10
Reductions for tax positions of prior years	(9)
Foreign currency translation	1
Balance at December 31, 2009	$193

The total amount of these unrecognized tax benefits would affect the effective tax rate, if recognized. It is reasonably possible that certain of the uncertain tax positions disclosed in the table above could increase within the next 12 months due to on-going tax audits. The Company is not able to make an estimate of the range of the reasonably possible change.

Additionally, the Company elected to classify accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Interest and penalties are not material for the years presented or on a cumulative basis.

The settlements of  $36 million relates to the finalisation of a tax audit in one of the Company’s major tax jurisdiction.

The tax years that remain open for review in the Company’s major tax jurisdictions are from 1996 to 2010.

Commitments	12 Months Ended
Dec. 31, 2010
Commitments [Abstract]
COMMITMENTS

24.	COMMITMENTS

The Company’s commitments as of December 31, 2010 were as follows:

	Total	2011	2012	2013	2014	2015	Thereafter
	In million US $

Operating leases	378	103	77	49	29	26	94
Purchase obligations	1,116	1,003	74	24	14	—	1
of which:
Equipment purchase	632	632	—	—	—	—	—
Foundry purchase	224	224	—	—	—	—	—
Software, technology licenses and design	260	147	74	24	14	—	1
Other obligations	371	158	174	30	6	—	3

Total	$1,865	$1,264	$325	$103	$49	$26	$98

As a consequence of the Company’s planned closures of certain of its manufacturing facilities, some of the contracts as reported above have been terminated. The termination fees for the sites still in operation have not been taken into account.

Operating leases are mainly related to building and equipment leases. The amount disclosed is composed of minimum payments for future leases from 2011 to 2015 and thereafter. The Company leases land, buildings, plants and equipment under operating leases that expire at various dates under non-cancellable lease agreements. Operating lease expense was  $135 million,  $174 million and  $92 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements.

Contingencies	12 Months Ended
Dec. 31, 2010
Contingencies [Abstract]
CONTINGENCIES

25.	CONTINGENCIES

The Company is subject to the possibility of loss contingencies arising in the ordinary course of business. These include but are not limited to: warranty cost on the products of the Company, breach of contract claims, claims for unauthorized use of third-party intellectual property, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages. In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is probable that a liability has been incurred and when the amount of the loss can be reasonably estimated. The Company regularly reevaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

Claims and Legal Proceedings	12 Months Ended
Dec. 31, 2010
Claims and Legal Proceedings [Abstract]
CLAIMS AND LEGAL PROCEEDINGS

26.	CLAIMS AND LEGAL PROCEEDINGS

The Company has received and may in the future receive communications alleging possible infringements, in particular in the case of patents and similar intellectual property rights of others. Furthermore, the Company periodically conducts broad patent cross license discussions with other industry participants which may or not be successfully concluded. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copy-rights, trade-marks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to license patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.

The Company is otherwise also involved in various lawsuits, claims, investigations and proceedings incidental to its business and operations.

On April 17, 2007, Tessera Technologies, Inc. filed a complaint against STMicroelectronics NV, Freescale Inc., ATI Technologies, Inc., Motorola, Inc., Qualcomm, Inc., Spansion, Inc., Spansion LLC, in the International Trade Commission (ITC) requesting the ITC to enter an injunction barring the importation of any product containing a device that infringes two identified patents related to ball grid array (BGA) packaging technology. On December 1, 2008, the administrative law judge issued his initial determination finding in favor of the respondents and recommended that no injunction barring importation of the respondents’ products be entered. In accordance with their rights, Tessera petitioned the ITC to review the administrative law judge’s initial determination on December 15, 2008. On May 20, 2009 the ITC issued a final order finding that all the respondents infringe on Tessera’s asserted patents, and granted Tessera’s request for a Limited Exclusion Order prohibiting the importation of respondents’ infringing products. On December 21, 2010, the Federal Circuit Court of Appeals, issued an opinion upholding the ITC’s final order. Respondents have requested that the Federal Circuit re-hear the appeal before the entire panel of justices. In September 2010, the asserted patents expired, thus nullifying the Limited Exclusion Order. The filing of the ITC proceedings on April 17, 2007 resulted in the stay of an earlier lawsuit filed by Tessera in January 2006 against STMicroelectronics and STMicroelectronics Inc along with Spansion Inc and Spansion LLC in the US District court for the Northern District of California, pursuant to which Tessera was claiming an injunction as well as an unspecified amount of monetary damages for breach of a 1997 License Agreement by STMicroelectronics Inc. The Company expects that once the appellate process concerning the ITC ruling is completed, Tessera will seek to lift the stay on the pending proceedings in the Federal Court for the Northern District of California. The asserted Tessera patents have all now expired. The Company continues to assess the merits of all ongoing litigation with Tessera.

On December 1, 2010, Rambus, Inc. filed a complaint in the ITC against STMicroelectronics NV, STMicroelectronics Inc., along with other semiconductor respondents: Broadcom Corporation, Freescale Inc., LSI Corporation, Nvidia Corporation, and Mediatek Inc. and 22 customer respondents, alleging, among other things, that certain semiconductor parts and customer products incorporating such semiconductor parts, infringe patents owned by Rambus relating to standard technologies in the field of double data rate memory controller and peripheral interfaces. The ITC complaint seeks an exclusion order barring the importation of accused products into the United States. On December 29, 2010 the ITC voted to institute an investigation based on Rambus’ complaint and on February 15, 2011 the Administrative Law Judge at the ITC issued a procedural order pursuant to which a hearing is currently scheduled to be held in October 2011, an Initial Determination to be rendered no later than January 4, 2012, with a final determination expected for May 2012. Also on December 1, 2010, Rambus filed related lawsuits in the Northern District of California against STMicroelectronics NV, STMicroelectronics Inc. and certain other semiconductor respondents alleging, among other things, that certain of semiconductor products infringe on 19 Rambus patents including the same patents involved in the ITC matter as well as other patents owned by Rambus in relation to memory controller and high speed interface technologies. Rambus seeks unspecified monetary damages, enhanced damages, and injunctive relief. Respondents have requested that the proceedings in US District Court be stayed pending the outcome of the ITC proceedings. The Company continues to assess the merits of the ITC complaint and the Northern District of California lawsuit.

On December 4, 2009 the Company received from the International Chamber of Commerce the notification of a request for arbitration filed by NXP Semiconductors Netherlands BV “NXP” against STMicroelectronics NV, and ST-Ericsson, claiming compensation for so called underloading costs, pursuant to a Manufacturing Services Agreement entered into between NXP and ST-NXP Wireless, at the time of the creation of ST-NXP Wireless, the Company’s wireless semiconductor products joint venture with NXP, in August 2008. The claim is currently evaluated by NXP at approximately  $59 million. In January 2009, NXP agreed upon our request to withdraw its claim against ST-Ericsson. The Company is contesting the NXP claim vigorously. An arbitration hearing is currently planned to occur in Paris as from May 23, 2011.

The Company is also the beneficiary of a Finra arbitration award of US $406 million rendered in February 2005 in the Company’s dispute against Credit Suisse Securities. Such award was confirmed in March and August 2010 by the US District Court for the Southern District of New York. The decision of the New York District Court is at the request of Credit Suisse which has posted a bond, currently under appeal before the Court of Appeal for the Second Circuit.

The pending proceedings which the Company faces involve complex questions of fact and law. The results of legal proceedings are uncertain and material adverse outcomes are possible.

The Company accrues loss contingencies when a loss is probable and can be estimated. The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize. As of December 31, 2010 provisions were recorded by the Company with respect to legal proceedings when the Company considered both that it was probable that a liability had been incurred and the associated amount could be reasonably estimated. The amount of such reserves is not considered material. Additionally, at this time, the Company does not believe that the reasonably possible loss contingencies in aggregate, as they can be reasonably estimated, is a material amount to the financial statements as a whole, including results of operations, cash flows and financial position.

Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2010
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

27.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

27.1 Financial risk factors

The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department (Corporate Treasury) reporting to the Chief Financial Officer. Simultaneously, a Treasury Committee, chaired by the CFO, steers treasury activities and ensures compliance with corporate policies approved by the Board of Directors. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on the management of financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from head treasury office. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s operating units. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity. The majority of cash and cash equivalents is held in U.S. dollars and Euro and is placed with financial institutions rated at least a single “A” long term rating from two of the major rating agencies, meaning at least A3 from Moody’s Investor Service and A- from Standard & Poor’s and Fitch Ratings. Marginal amounts are held in other currencies. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.

Market risk

Foreign exchange risk

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily with respect to the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.

Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted by Corporate Treasury. To manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities, entities in the Company use forward contracts and purchased currency options, transacted by Corporate Treasury. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted intercompany transactions that cover a large part of its research and development, selling general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions are all highly probable of occurrence for hedge accounting purposes.

It is the Company’s policy to keep the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded on the following month. As such, the foreign exchange exposure of the Company, which consists in the balance sheet positions and other contractually agreed transactions, is always equivalent to zero and any movement in the foreign exchange rates will not therefore influence the exchange effect on items of the consolidated statement of income. Any discrepancy from the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.

Derivative Instruments Not Designated as a Hedge

As described above, the Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.

The notional amount of these financial instruments totaled  $874 million,  $717 million and  $505 million at December 31, 2010, 2009 and 2008, respectively. The principal currencies covered are the Euro, the Singapore dollar, the Japanese yen, the Swiss franc, the Swedish krona, the British pound and the Malaysian ringgit.

The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.

Foreign currency forward contracts and currency options not designated as cash flow hedge outstanding as of December 31, 2010 have remaining terms of 3 days to 6 months, maturing on average after 22 days.

Derivative Instruments Designated as a Hedge

To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its research and development, selling, general and administrative expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses.

The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and Corporate costs, between 50% and 80% of the total forecasted transactions; (ii) for manufacturing costs, between 40% and 70% of the total forecasted transactions. The maximum length of time over which the Company hedges its exposure to the variability of cash flows for forecasted transactions is 24 months.

For the year ended December 31, 2010 the Company recorded an increase in cost of sales and operating expenses of  $37 million and  $42 million, respectively, related to the realized loss incurred on such hedged transactions. For the year ended December 31, 2009 the Company recorded a reduction in cost of sales and operating expenses of  $29 million and  $42 million, respectively, related to the realized gain incurred on such hedged transactions. For the year ended December 31, 2008 the Company recorded a reduction in cost of sales of  $4 million and an increase of operating expenses of  $3 million related to the realized gain (loss) incurred on such hedged transactions. No significant ineffective portion of the hedge was recorded on the line “Other income and expenses, net” of the consolidated statements of income for the years ended December 31, 2010, 2009 and 2008.

The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled  $1,850,  $1,354 and  $763 million at December 31, 2010, 2009 and 2008, respectively. The forecasted transactions hedged at December 31, 2010 were determined to be highly probable of occurrence.

As of December 31, 2010,  $38 million of deferred gains on derivative instruments, net of tax of  $1 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next 24 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity. As of December 31, 2009,  $6 million of deferred gains on derivative instruments, net of tax of  $1 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next twelve months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity.

Foreign currency forward contracts, currency options and collars designated as cash flow hedge outstanding as of December 31, 2010 have remaining terms of 4 days to 21 months, maturing on average after 136 days.

As at December 31, 2010, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Swedish-krona denominated forecasted intercompany transactions:

	Notional amount for
	hedge on forecasted	Notional amount for
	R&D and other	hedge on forecasted
	operating expenses	manufacturing costs
	In millions of Euros

Forward contracts	415	662
Currency options	20	27
Collars	63	108

Notional amount for
	hedge on forecasted	Notional amount for
	R&D and other	hedge on forecasted
	operating expenses	manufacturing costs
In millions of Swedish-krona

Forward contracts	805	—

Cash flow and fair value interest rate risk

The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.

The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. Since all the liquidity of the Company is invested in floating rate instruments, the Company’s interest rate risk arises from the mismatch of fixed rate liabilities and floating rate assets.

In 2006, the Company entered into cancellable swaps with a combined notional value of  $200 million to hedge the fair value of a portion of the convertible bonds due 2016 carrying a fixed interest rate. The cancellable swaps converted the fixed rate interest expense recorded on the convertible bond due 2016 to a variable interest rate based upon adjusted LIBOR. Until November 2008 the cancellable swaps met the criteria for designation as a fair value hedge and, as such, both the swaps and the hedged portion of the bonds were reflected at their fair values in the consolidated balance sheet. The criteria for designating a derivative as a fair value hedge included evaluating whether the instrument was highly effective at offsetting changes in the fair value of the hedged item attributable to the hedged risk. Hedge effectiveness was assessed on both a prospective and retrospective basis at each reporting period. Any ineffectiveness of the hedge relationship was recorded as a gain or loss on derivatives on the line “Other income and expenses, net” in the consolidated statements of income. The net gain (loss) recognized in “Other income and expenses, net” as a result of the ineffective portion of this fair value hedge amounted to a  $1 million gain for the year ended December 31, 2008.

The Company determined that the swaps had been no longer effective at offsetting changes in the fair value of the hedged bonds since November 1, 2008 and the fair value hedge relationship was consequently discontinued on that date. The cancellable swaps were thus accounted for as held-for-trading financial assets. The unrealised gain recognized in earnings from discontinuance date totaled  $15 million and was reported on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income for the year ended December 31, 2008. The swaps were unwound in 2009, which generated a non-operating loss of  $8 million reported on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income for the year ended December 31, 2009, and proceeds totaling  $26 million in the consolidated statement of cash flows for the twelve months of 2009, reported on the line “Disposal of financial instruments”.

Price risk

As part of its ongoing investing activities, the Company may be exposed to equity security price risk for investments in public entities classified as available-for-sale, as described in Note 2.24. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions. In the first quarter of 2010, the Company purchased a put option in order to hedge a potential equity position in an unaffiliated company, for a total notional amount of 10 million shares. The put option did not meet at that time the criteria for designation as a hedging instrument and was consequently classified as a held-for-trading financial asset in the first quarter of 2010. The Company reported on that period an unrealized loss amounting to  $6 million on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income. On April 6, 2010, the Company entered into a written call option, with a notional amount of 5 million shares, to be combined to the existing purchased put in order to structure a zero-cost collar as a single hedging instrument of the highly probable forecasted sale of Micron shares received upon the sale of Numonyx equity investment as described in Note 3. From inception of the hedging relationship and on an on-going basis until November 30, 2010, the combined options qualified for cash flow hedge accounting. As a result, the change in fair value of the hedging instrument was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity. Since the critical terms of the structured collar matched the critical terms of the hedged transaction, no ineffectiveness was reported in earnings. Effectiveness was measured on the full fair value of the combined options. During the fourth quarter, the Company sold the underlying hedged 10,000,000 Micron shares and simultaneously unwound the purchased put and written call composing the collar. Total proceeds from the unwinding of the derivative instruments totaled  $5 million, which generated a non-operating gain of  $4 million reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The impact of the sale of Micron shares is described in Note 3.

In addition to the combined options as described above, the Company entered in April 2010 into three contingent zero-cost collars to hedge forecasted sales of Micron shares for a total notional amount of approximately 40 million shares. The hedged forecasted sales were assessed to be highly probable transactions, from inception of the hedge and on an on-going basis, and the hedging transaction qualified for cash flow hedge. The contingency premium paid on these instruments, which totaled  $9 million, was excluded from effectiveness measurement and recorded immediately in the consolidated statement of income on the line “Gain (loss) on financial instruments, net”. In December 2010 the Company decided to discontinue one of the three collars and simultaneously sold the underlying hedged 20,000,000 Micron shares. Total proceeds from the unwinding of the collar totaled  $16 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The impact of the sale of Micron shares is described in Note 3. The remaining two zero-cost collars, for a total notional amount of 20,056,131 shares, were not discontinued and still qualified for cash flow hedge accounting as at December 31, 2010. Since the critical terms of the collars match the critical terms of the hedged transaction, no ineffectiveness was reported in earnings. The hedging instruments are expected to be highly effective at reducing the risk of changes in the overall cash flows of the hedged forecasted sales. Consequently, the cumulative change in fair value of the collars, which amounted to  $27 million, was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity as at December 31, 2010, and will be reclassified into earnings in the same period in which the forecasted sales affect earnings and within the same consolidated statement of income line.

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2010 and December 31, 2009 is presented in the table below:

	As at December 31, 2010		As at December 31, 2009
	Balance sheet	Fair	Balance sheet	Fair
Asset Derivatives	location	value	location	value
	In millions of U.S. dollars

Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	46	Other receivables and assets	24
Currency options	Other receivables and assets	—	Other receivables and assets	9
Currency collars	Other investments and other non-current assets	6	—	—
Contingent zero-cost collars	Other receivables and assets	27	—	—

Total derivatives designated as a hedge		79		33

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	12	Other receivables and assets	3

Total derivatives not designated as a hedge:		12		3

		91

Total Derivatives				36

	As at December 31, 2010		As at December 31, 2009
	Balance sheet	Fair	Balance sheet	Fair
Liability Derivatives	location	value	location	value
	In millions of U.S. dollars

Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(8)	Other payables and accrued liabilities	(19)
Currency options	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(2)		—

Total derivatives designated as a hedge		(10)		(27)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(7)
Total derivatives not designated as a hedge:		(1)		(7)

		(11)

Total Derivatives				(34)

The effect on the consolidated statements of income for the year ended December 31, 2010 and December 31, 2009 of derivative instruments designated as fair value hedge is presented in the table below:

		Amount of gain
		(loss) recognized in
	Location of gain (loss)	earnings on derivative
	recognized in earnings	December 31,	December,
	on derivative	2010	2009
	In millions of U.S. dollars
Cancellable swaps	Gain(loss) on financial assets	—	(8)

The effect on the consolidated statements of income for the year ended December 31, 2010 and December 31, 2009 and on the Other comprehensive income (“OCI”) as reported in the statement of changes in equity as at December 31, 2010 and December 31, 2009 of derivative instruments designated as cash flow hedge is presented in the table below:

	Gain (loss) deferred in
	OCI on derivative		Location of gain	Gain (loss) reclassified from OCI into earnings
	December 31,	December 31,	(loss) reclassified	December 31,	December 31,
	2010	2009	from OCI into earnings	2010	2009
	In millions of U.S. dollars

Foreign exchange forward contracts	19	2	Cost of sales	(31)	31
Foreign exchange forward contracts	3	1	Selling, general and administrative	(6)	7
Foreign exchange forward contracts	16	6	Research and development	(32)	38
Currency options	(1)	(1)	Cost of sales	(6)	(2)
Currency options	—	—	Selling, general and administrative	(1)	(1)
Currency options	(1)	(1)	Research and development	(3)	(2)
Currency collars	—	—	Cost of sales	—	—
Currency collars	2	—	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	4	—
Contingent zero-cost collars	27	—	Gain (loss) on financial instruments, net	16	—
Total	65	7		(59)	71

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2010 and December 31, 2009. No amount was excluded from effectiveness measurement on foreign exchange forward contracts, currency options and collars. For contingent zero-cost collars, the  $9 million contingency premium was excluded from hedge effectiveness measurement and, as described above, was immediately recorded in earnings on the line “Gain (loss) on financial instruments, net”.

The effect on the consolidated statements of income for the year ended December 31, 2010 and December 31, 2009 of derivative instruments not designated as a hedge is presented in the table below:

		Gain (Loss) Recognized
		in earnings
	Location of gain recognized in	December 31,	December 31,
	earnings	2010	2009
	In millions of U.S. dollars

Foreign exchange forward contracts	Other income and expenses, net	(41)	20
Currency options	Other income and expenses, net	—	—
Total		(41)	20

The Company did not enter into any derivative containing significant credit-risk-related contingent features.

Credit risk

The Company selects banks and/or financial institutions that operate with the group based on the criteria of long term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank group not to exceed 20% of the total.

Due to the credit market turmoil, the Company has decided to further tighten the counterparty concentration and credit risk profile. The maximum outstanding counterparty risk has been reduced and currently does not exceed 15% for major international banks with large market capitalization.

The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal and external ratings in accordance with limits set by management. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash. At December 31, 2010 and 2009, one customer, the Nokia Group of companies, represented 23.8% and 20.8% of trade accounts receivable, net respectively. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.

Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt to equity ratio, which ensure adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash provided from operating activities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

27.2 Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders as to maintain an optimal capital structure. In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.

Consistent with others in the industry, the Company monitors capital on the basis of the debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, marketable securities — current and non-current, excluding Micron shares as detailed in Note 3-, short-term deposits and non-current restricted cash if any) net of total financial debt (bank overdrafts, if any, short-term borrowings and current portion of long-term debt as well as long-term debt), divided by total parent company shareholders’ equity.

27.3 Fair value measurement

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2010:

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Aaa debt securities issued by the U.S. Treasury	350	350	—	—
Aaa debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held for trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2009:

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2009	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Aaa debt securities issued by the U.S. Treasury	340	340	—	—
Aaa debt securities issued by foreign governments	144	144	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	11	—	—	11
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	177	177	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	360	360	—	—
Auction Rate Securities	42	—	—	42
Available-for-sale long term subordinated notes	173	—	—	173
Equity securities classified as available-for-sale	10	10	—	—
Equity securities held for trading	7	7	—	—
Derivative instruments designated as cash flow hedge	6	—	6	—
Derivative instruments not designated as a hedge	(4)	—	(4)	—
Total	1,266	1,038	2	226

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2009 and December 31, 2009 is presented as follows:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of
U.S. dollars

January 1, 2009	421
Increase in fair value included in OCI for available-for-sale marketable securities	15
Paid-in-kind interest on Numonyx subordinated notes	16
Change in fair value on Numonyx subordinated notes — pre-tax	(11)
Other-than-temporary impairment charge and losses on auction-rate securities included in earnings on the line “Other-than-temporary impairment charge on financial assets”	(140)
Settlements and redemptions	(75)

December 31, 2009	226

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	72

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2010:

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
	In millions of U.S. dollars

Description
Investments in equity securities carried at cost	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2009:

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2009	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Investments in equity securities carried at cost	29	—	—	29
Numonyx equity investment	193	—	—	193
Assets held for sale	31	—	31	—
Total	253	—	31	222

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2010	222
Other-than-temporary impairment on equity securities carried at cost	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2009 and December 31, 2009 is presented as follows:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2009	528
Investments in equity securities carried at cost	(3)
Impairment on Numonyx equity investment	(200)
Equity share in Numonyx loss	(103)

December 31, 2009	222

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(303)

The following table includes additional fair value information on other financial assets and liabilities recorded at amortized cost as at December 31, 2010:

	2010		2009
	Carrying	Estimated Fair	Carrying	Estimated Fair
Description	Amount	Value	Amount	Value
	In millions of U.S. dollars

Long-term debt
— Bank loans (including current portion)	592	591	829	829
— Senior Bonds	569	566	720	712
— Convertible debt	534	528	943	918
Total	1,695	1,685	2,492	2,459

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2010.

	December 31, 2010
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description	Values	Losses	Values	Losses	Values	Losses

Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)

The table below details securities that were in an unrealized loss position as at December 31, 2009. The securities are segregated by investment type and the length of time that the individual securities had been in a continuous unrealized loss position as of December 31, 2009.

	December 31, 2009
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description	Values	Losses	Values	Losses	Values	Losses

Senior debt floating rate notes	105	(2)	209	(7)	314	(9)
Numonyx long-term subordinated notes	173	(11)	—	—	173	(11)

Total	278	(13)	209	(7)	487	(20)

The methodologies used to estimate fair value are as follows:

Debt securities classified as available for sale

The fair value of floating rate notes and government bonds is estimated based upon quoted market prices for identical instruments. For Lehman Brothers senior unsecured bonds, fair value measurement was reassessed in 2008 from a Level 1 fair value measurement hierarchy to a Level 3 following Lehman Brothers Chapter 11 filing. Fair value measurement for these debt securities relies on information received from a major credit rating entity based on historical recovery rates.

For auction rate securities, which are debt securities without available observable market price, the Company establishes fair value by reference to public available indexes of securities with the same rating and comparable or similar underlying collaterals or industries’ exposure, as described in detail in Note 3.

Foreign exchange forward contracts, currency options and collars

The fair value of these instruments is estimated based upon quoted market prices for similar instruments.

Equity securities classified as available-for-sale

The fair values of these instruments are estimated based upon market prices for the same or similar instruments. For shares on which a sale restriction is attached, the market price is discounted in order to reflect such restriction.

Equity securities held for trading

The fair value of these instruments is estimated based upon quoted market prices for the same instruments.

Equity securities carried at cost

The non-recurring fair value measurement is based on the valuation of the underlying investments on a new round of third party financing or upon liquidation.

Long-term debt and current portion of long-term debt

The fair value of long-term debt was determined based on quoted market prices, and by estimating future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company’s incremental borrowing rates for similar types of borrowing arrangements.

Cash and cash equivalents, accounts receivable, bank overdrafts, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

28.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31,	December 31,	December 31,
	2010	2009	2008

Sales & other services	322	356	325
Research and development expenses	(206)	(201)	(63)
Other purchases	(94)	(167)	(77)
Other income and expenses	—	—	(7)
Accounts receivable	53	58	63
Accounts payable	63	60	65

For the years ended December 31, 2010, December 31, 2009 and 2008, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: Areva, France Telecom Orange, Finmeccanica, Cassa Depositi e Prestiti, Flextronics, Oracle and Technicolor. The related party transactions presented in the table above also include transactions between the Company and its equity investments as listed in Note 12.

As described in Note 12, on February 10, 2010, the Company, together with its partners Intel Corporation and Francisco Partners, entered into a definitive agreement with Micron Technology Inc., in which Micron would acquire Numonyx Holdings B.V. in an all-stock transaction. On May 7, 2010, this transaction closed. Since that date, Numonyx is no longer a related party to the Company.

Since the formation of ST-Ericsson, the Company purchases R&D services from ST-Ericsson AT (“JVD”), a significant equity investment of the Company. For the year ended December 31, 2010 and 2009, the total R&D services purchased from ST-Ericsson AT amounted to  $136 million and  $150 million respectively and outstanding trade payables amounted to  $21 million and  $30 million respectively.

Besides, the Company participates in an Economic Interest Group (“E.I.G.”) in France with Areva and France Telecom to share the costs of certain research and development activities, which are not included in the table above. The share of income (expense) recorded by the Company as research and development expenses incurred by E.I.G was not material in 2010 and 2009 and amounted to  $9 million income in 2008. As at December 31, 2010, 2009 and 2008, the Company had no receivable or payable amount.

The Company contributed cash amounts totalling  $1 million, for the years ended December 31, 2010 and 2008 and made no contribution in 2009 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. Certain members of the Foundation’s Board are senior members of the Company’s management.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION

29.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products through its Incard division, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems segment does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance.

Since March 31, 2008, following the creation with Intel of Numonyx, a new independent semiconductor company from the key assets of its and Intel’s Flash memory business (“FMG deconsolidation”), the Company has ceased reporting under the FMG segment.

Starting August 2, 2008, as a consequence of the creation of the joint venture company with NXP, the Company reorganized its segments. A new segment was created to report wireless operations; the product line Mobile, Multimedia & Communications Group (“MMC”) which was part of segment Application Specific Groups (“ASG”) was abandoned and its divisions were reallocated to different product lines. The remaining part of ASG is now comprised of Automotive Consumer Computer and Communication Infrastructure Product Segment (“ACCI”).

The new organization was as follows:

•	Automotive Consumer Computer and Communication Infrastructure (“ACCI”), comprised of four product lines:

•	Automotive Products Group (“APG”);

•	Computer and Communication Infrastructure (“CCI”);

•	Home Entertainment & Displays (“HED”); and

•	Imaging (“IMG”, starting January 1, 2009).

•	Industrial and Multisegment Sector (“IMS”), comprised of:

•	Analog, Power and Micro-Electro-Mechanical Systems (“APM”); and

•	Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”).

•	Starting February 3, 2009, as a consequence of the merger of ST-NXP Wireless and Ericsson Mobile Platforms to create ST-Ericsson with Ericsson, the Wireless sector (“Wireless”) had been adjusted and was comprised of:

•	Wireless Multi Media (“WMM”);

•	Connectivity & Peripherals (“C&P”);

•	Cellular Systems (“CS”);

•	Mobile Platforms (“MP”);

in which, since February 3, 2009, the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

Starting January 1, 2010 there was a new organization change within the Wireless sector, which is now comprised of the following lines:

•	2 G, EDGE TD-SCDMA & Connectivity;

•	3G Multimedia & Platforms;

•	LTE & 3G Modem Solutions;

in which the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

The Company has restated its results in prior periods for illustrative comparisons of its performance by product segment. Moreover, following the transfer of a small business unit from ACCI to IMS, the Company has reclassified the prior period’s revenues and operating income results of ACCI and IMS. The preparation of segment information according to the new segment structure requires management to make significant estimates, assumptions and judgments in determining the operating income of the segments for the prior reporting periods. Management believes that the restated 2009 and 2008 presentation is consistent with 2010 and is using these comparatives when managing the Company.

The Company’s principal investment and resource allocation decisions in the Semiconductor business area are for expenditures on research and development and capital investments in front-end and back-end manufacturing facilities. These decisions are not made by product segments, but on the basis of the Semiconductor Business area. All these product segments share common research and development for process technology and manufacturing capacity for most of their products.

The following tables present the Company’s consolidated net revenues and consolidated operating income by semiconductor product segment. For the computation of the Groups’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. Additionally, in compliance with the Company’s internal policies, certain cost items are not charged to the segments, including impairment, restructuring charges and other related closure costs, start-up costs of new manufacturing facilities, some strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges.

Net revenues by product segment:

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (ACCI)	4,169	3,152	4,055
Industrial and Multisegment Sector (IMS)	3,899	2,687	3,403
Wireless	2,219	2,585	2,030
Flash Memory Group (FMG)	—	—	299
Others(1)	59	86	55

Total consolidated net revenues	$10,346	$8,510	$9,842

(1)	Includes revenues from sales of subsystems and other products not allocated to product segments.

Net revenues by product segment and by product line :

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Net revenues by product lines:
Automotive Products Group (“APG”)	1,420	1,005	1,386
Computer and Communication Infrastructure (“CCI”)	1,125	932	1,077
Home Entertainment & Displays (“HED”)	1,006	787	1,086
Imaging (“IMG”)	569	417	499
Others	49	11	7
Automotive Consumer Computer and Communication Infrastructure (ACCI)	4,169	3,152	4,055
Analog, Power and Micro-Electro-Mechanical Systems (“APM”)	2,714	1,887	2,393
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,181	798	1,010
Others	4	2	—
Industrial and Multisegment Sector (IMS)	3,899	2,687	3,403
2G, EDGE TD-SCDMA & Connectivity	956	1,027	737
3G Multimedia & Platforms	1,223	1,529	1,293
LTE & 3G Modem Solutions	35	18	—
Others	5	11	—
Wireless	2,219	2,585	2,030
Others	59	86	55
Flash Memory Group (FMG)	—	—	299
Total consolidated net revenues	$10,346	$8,510	$9,842

Operating income (loss) by product segment:

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Automotive Consumer Computer and Communication Infrastructure (ACCI)	410	(69)	142
Industrial and Multisegment Sector (IMS)	681	91	476
Wireless	(483)	(356)	(65)
Flash Memory Group (FMG)	—	—	16

Total operating income (loss) of product segments	608	(334)	569
Others(1)	(132)	(689)	(767)

Total consolidated operating income (loss)	476	(1,023)	(198)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs, acquired In-Process R&D, certain corporate level operating expenses, certain patent claims and litigation, and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group, including, beginning in the second quarter of 2008, the remaining FMG costs. The 2008 “Others” also includes non-recurring purchase accounting items.

Reconciliation to consolidated operating income (loss):

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Total operating income (loss) of product segments	608	(334)	553
Total operating income FMG	—	—	16
Strategic R&D, other R&D programs and R&D funding	(18)	(22)	(24)
Phase-out and start-up costs	(15)	(39)	(17)
Impairment & restructuring charges	(104)	(291)	(481)
Unused capacity charges	(3)	(322)	(57)
Acquired In-Process R&D and other non-recurring	—	—	(185)
purchase accounting(1)
Other non-allocated provisions(2)	8	(15)	(3)

Total operating loss Others(3)	(132)	(689)	(767)
Total consolidated operating income (loss)	476	(1,023)	(198)

(1)	In 2008 non-recurring purchase accounting items were related to Genesis business combination with In-Process R&D charge for $21 million and to the Wireless business acquisition from NXP for $164 million, composed of $76 million as In-Process R&D charge and $88 million as inventory step-up charge.

(2)	Includes unallocated expenses such as certain corporate level operating expenses and other costs.

(3)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, start-up costs, and other unallocated expenses such as: strategic or special research and development programs, acquired In-Process R&D, certain corporate level operating expenses, certain patent claims and litigation, and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group, including, beginning in the second quarter of 2008, the remaining FMG costs.

The following is a summary of operations by entities located within the indicated geographic areas for 2010, 2009 and 2008. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

The Netherlands	1,863	1,553	2,737
France	174	139	178
Italy	149	121	185
USA	1,109	798	1,032
Singapore	5,939	4,697	4,939
Japan	436	300	492
Other countries	676	902	279

Total	10,346	8,510	9,842

Long-lived assets

	December 31,	December 31,
	2010	2009
	In million of U.S dollars

The Netherlands	17	24
France	1,646	1,623
Italy	783	850
Other European countries	237	158
USA	37	74
Singapore	552	546
Malaysia	298	264
Other countries	476	542

Total	4,046	4,081

Payment for purchase of tangible assets

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

The Netherlands	3	8	5
France	420	242	462
Italy	175	44	138
Other European countries	55	29	66
USA	(9)	6	2
Singapore	172	27	106
Malaysia	100	35	104
Other countries	118	60	100

Total	1,034	451	983

Depreciation and amortization

	December 31,	December 31,	December 31,
In million of U.S dollars	2010	2009	2008

The Netherlands	57	37	47
France	375	430	497
Italy	204	249	287
Other European countries	193	186	93
USA	25	62	81
Singapore	188	207	195
Malaysia	81	83	79
Other countries	117	113	87
Total	1,240	1,367	1,366

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

	Balance at		Charged to		Balance
Valuation and qualifying accounts deducted	beginning	Translation	costs and	Additions/	at end of
from the related asset accounts	of period	adjustment	expenses	(Deductions)	period
	(Currency-millions of U.S. dollars)
2010
Inventories	50		67	(67)	50
Accounts Receivable	19		1	(3)	17
Deferred Tax Assets	1,337	(13)	81	(9)	1396

2009
Inventories	72		102	(124)	50
Accounts Receivable	25		2	(8)	19
Deferred Tax Assets	1,283	6	79	(31)	1,337

2008
Inventories	39		108	(75)	72
Accounts Receivable	21		1	3	25
Deferred Tax Assets	1,123	(6)	170	(4)	1,283

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Principles of consolidation

2.1 — Principles of consolidation

The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP. The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP guidance, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.10.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

Use of estimates

2.2 — Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of selling price for deliverables in multiple element sale arrangements,

•	inventory reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims,

•	valuation at fair value of acquired assets including intangibles, goodwill, investments and tangible assets, and assumed liabilities in a business combination, as well as the impairment of their related carrying values,

•	assessment, in each reporting period, of events, which could trigger interim impairment testing,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets to be disposed of by sale and the assessment of probability of realizing the sale,

•	measurement of the fair value of debt and equity securities, for which no observable market price is obtainable,

•	assessment of credit losses and other-than-temporary impairment charges on financial assets,

•	valuation of noncontrolling interest, particularly in case of contribution in kind as part of a business combination,

•	restructuring charges,

•	assumptions used in calculating pension obligations,

•	the determination of the amount of taxes estimated for the full year, including deferred income tax assets and valuation allowances, and provisions for uncertain positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends and latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from management’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

Foreign currency

2.3 — Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are translated into the functional currency using the exchange rate prevailing at the date of the transactions. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries which functional currency is different from the U.S. dollar are translated into the U.S. dollar reporting currency as follows:

(a) assets and liabilities for each consolidated balance sheet presented are translated at the closing rate as of the balance sheet date;

(b) income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c) all resulting currency translation adjustments (“CTA”) are reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity.

Cash and cash equivalents

2.4 — Cash and cash equivalents

Cash and cash equivalents represent cash on hand and deposits with external financial institutions with an original maturity of ninety days or less that are readily convertible in cash. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

Restricted cash	2.5 — Restricted cash Restricted cash includes collateral deposits used as security under arrangements for certain hedging transactions or financing of certain entities.
Trade accounts receivable

2.6 — Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services performed in the ordinary course of business. They are recognized at their sales value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records a provision accordingly. Additionally, the Company is required to evaluate its customers’ financial condition periodically and records a provision for any specific account the Company estimates as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivables.

In the event of sales of receivables and factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

Inventories

2.7 — Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs on a continuous basis inventory write-off of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Additionally, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific provision if the Company estimates the inventory will eventually become obsolete. Provisions for obsolescence are estimated for excess uncommitted inventory based on the previous quarter sales, orders’ backlog and production plans.

Current and deferred income tax

2.8 — Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the benefit expected to be received related to the current year income or loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether it is probable that future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company utilizes the flow-through method to account for its investment credits and research and development tax credits, reflecting the credits as a reduction of tax expense in the year they are recognized. As described in Note 2.20, French research tax credits are recorded as grants and reported as a reduction of research and development expenses.

The Company’s intent is to indefinitely reinvest the earnings in the subsidiaries. Consequently, deferred taxes on the undistributed earnings of the Company’s foreign subsidiaries are not provided for. Additionally, a distribution of the related earnings would not have any material tax impact. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset or do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of changes in equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated statements of income. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The recognition threshold in step one permits the benefit from an uncertain tax position to be recognized only if it is more likely than not, or 50 percent assured, that the tax position will be sustained upon examination by the taxing authorities. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority. The Company classifies accrued interest and penalties related to uncertain tax positions as components of income tax expense in its consolidated statements of income. Uncertain tax positions, unrecognized tax benefits and related accrued interest and penalties are further described in Note 23.

Assets held for sale

2.9 — Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets to be disposed of by sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held-for-sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and the fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held for use and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheet. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale. Any required adjustment to the carrying value of the asset that is reclassified as held and used is recorded in the income statement at the time of the reclassification and reported in the same income statement caption that was used to report adjustments to the carrying value of the asset during the time it was held for sale (line “Impairment, restructuring charges and other related closure costs”).

Business combinations and goodwill

2.10 — Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method applied to all business combinations concluded on or after January 1, 2009, is on the basis of the amended U.S. GAAP purchase accounting guidance. The net of the acquisition-date amount of the identifiable assets acquired, equity instruments issued, and liabilities assumed is measured at fair value on the acquisition date. Any contingent purchase price, and contingent assets and liabilities, are recorded at fair value on the acquisition date, regardless of the likelihood of payment. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) costs are capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, which represents a component of an operating segment for which discrete financial information is available and is subject to regular review by segment management. This impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

Intangible assets with finite useful lives

2.11 — Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and the intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software.

Trademarks and technology licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of trademarks and licenses over the estimated useful lives. The estimate useful lives on licenses range from 3 to 7 years while trademarks have a useful life ranging from 2 to 3 years.

Contractual customer relationships

Contractual customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Contractual customer relationships have a finite useful life and are carried at cost less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the expected life of the customer relationships, which ranges from 4 to 12 years.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programmes are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortisation on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Property, plant and equipment

2.12 — Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of government funding and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities & leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held for use might not be recoverable. Several impairment indicators exist for making this assessment, such as: significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.15. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Investments

2.13 — Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.10.

For investments in public companies that have readily determinable fair values and for which the Company does not exercise significant influence, the Company classifies these equity securities as held-for-trading or available-for-sale as described in Note 2.24. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost method. Under the cost method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity method and are initially recognized at cost. Goodwill on equity investments is included in the carrying value of the investment and is not individually tested for impairment. Equity investments also include entities which the Company determines to be variable interest entities, as described in Note 2.10, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. Equity investments are presented on the face of the consolidated balance sheets. The Company’s share in the result of operations of equity investments is recognized in the consolidated statements of income on the line “Earnings (loss) on equity investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of changes in equity. The financial statements of the equity investments are prepared for the same reporting period as the Company or with a quarter lag if the investee cannot issue financial statements in a timing compliant with the closing timeframe requirements of the Company. Where necessary, adjustments are made to bring the accounting policies in line with those of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

The Company, when it acted, until 2010, as a guarantor, recognized, at the inception of a guarantee, a liability for the fair value of the obligation the Company assumed under the guarantee. When the guarantee was issued in conjunction with the formation of a partially owned business or a venture accounted for under the equity method, the recognition of the liability for the guarantee resulted in an increase to the carrying amount of the investment. The liabilities recognized for the obligations of the guarantees undertaken by the Company were measured subsequently on each reporting date, the initial liability being reduced as the Company, as a guarantor, was released from the risk underlying the guarantee.

Provisions

2.14 — Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognized for future operating losses. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlements is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of the outflow with respect to any one item included in the same class of obligations may be small.

Long-term debt

2.15 — Long-term debt

(a) Convertible debt

Zero-coupon convertible bonds are recorded at principal amount in long-term debt and are subsequently stated at amortized cost.

Debt issuance costs are reported as non-current assets on the line “Other investments and other non-current assets” of the consolidated balance sheets. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income until the first redemption right of the holder. Outstanding bond amounts are classified in the consolidated balance sheet as “Current portion of long-term debt” in the year of the redemption right of the holder.

The Company may from time to time proceed to the repurchase on the market of issued bonds. The gain (loss) on the bonds’ buyback is determined as the difference between the amount paid for the buyback and the carrying amount of the corresponding debt, including related debt issuance costs, at the date of repurchase. The gain (loss) on debt buyback is reported in the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

(b) Bank loans and senior bonds

Bank loans, including non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.12, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense. Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

Employee benefits

2.16 — Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. They are generally funded through payments to insurance companies, trustee-administered funds or state institutions, determined by periodic actuarial calculations. Such plans include both defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines the amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity for which the Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The liability recognized in the consolidated balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past-service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-retirement obligations

The Company provides post-retirement benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees. These obligations are valued annually by independent qualified actuaries.

(c) Termination benefits

Termination benefits are payable when employment is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of the involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and on-going termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event or for a specified future period. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which criteria for communication are not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for at commitment date when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits proposed to encourage voluntary termination, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a constructive obligation.

(e) Other long- term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants nonvested shares to senior executives, selected employees, members and professionals of the Supervisory Board. The shares are granted for free to employees and at their nominal value for the members and professionals of the Supervisory Board. The awards granted to employees contingently vest upon achieving certain market or performance conditions and upon completion of an average three-year service period. Shares granted to the Supervisory Board vest unconditionally along the same vesting period as employees but are not forfeited even if the service period is not completed. The Company measures the cost of share-based service awards based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings over the vesting period against equity, under “Capital surplus” in the consolidated statement of changes in equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to provide the service condition, and forfeitures following the non-completion of one or more performance conditions. When the stock-award plan contains a market condition feature, the market condition is reflected in the estimated fair value of the award at grant date.

Liabilities for the Company’s portion of payroll taxes are not accrued for over the vesting period but are recognized at vesting, which is the event triggering the measurement of employee-related social charges, based on the intrinsic value of the share at vesting date, and payment of the social contributions in most of the Company’s local tax jurisdictions.

Share capital

2.17 — Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

Comprehensive income (loss)

2.18 — Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by shareholders and distributions to shareholders. In the accompanying consolidated financial statements, “Accumulated other comprehensive income (loss)” primarily consists of temporary unrealized gains or losses on securities classified as available-for-sale, the unrealized gain (loss) on derivatives designated as cash flow hedge and the impact of recognizing the overfunded and underfunded status of defined benefit plans , all net of tax, as well as foreign currency translation adjustments.

Earnings per share ("EPS")

2.19 — Earnings per share (“EPS”)

Basic earnings per share are computed by dividing net income (loss) attributable to parent company shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed using the treasury stock method by dividing net income attributable to parent company shareholders (adding-back interest expense, net of tax effects, related to convertible debt if determined to be dilutive) by the weighted average number of common shares and potential common shares outstanding during the period. The weighted average number of shares used to compute diluted earnings per share include the incremental shares of common stock relating to stock-options granted, nonvested shares and convertible debt to the extent such incremental shares are dilutive. Nonvested shares with performance or market conditions are included in the computation of diluted earnings per share if their conditions have been satisfied at the balance sheet date and if the awards are dilutive. If all necessary conditions have not been satisfied by the end of the period, the number of nonvested shares included in the computation of the diluted EPS is based on the number of shares, if any, that would be issuable if the end of the reporting period were the end of the contingency period and if the result were dilutive.

Revenue Recognition

2.20 — Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant move in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing (as opposed to certain customized products) and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products are non-conforming, the Company will repair or replace the non-conforming products, or issue a credit or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered as probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical damage and other direct damages caused by defective products. The Company does not carry insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based upon verifiable objective evidence of the fair value of the elements for periods prior to 2008. In 2009, the Company early adopted new U.S. GAAP guidance for multiple deliverable arrangements and allocation has been based since that date on verifiable objective evidence, third party evidence or management’s best estimate of selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian, other European Union (“EU”) governmental entities and Singapore agencies. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. The Company’s revenue recognition policy, funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“Crédit Impôt Recherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be reimbursed in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which is recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheet at their discounted net present value. The subsequent accretion of the discount is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheet.

Advertising costs

2.21 — Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2010, 2009 and 2008 were  $11 million,  $9 million and  $10 million respectively.

Research and development

2.22 — Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are charged to expense as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is recorded as research and development expenses. Research and development expenses also include charges originated from purchase accounting, such as in-process research and development recognized on business combinations concluded before January 1, 2009 and amortization of acquired intangible assets. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.20.

Start-up and phase-out costs

2.23 — Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or 6-months after the fabrication line’s quality qualification. Start-up costs are included in “Other income and expenses, net” in the consolidated statements of income. Similarly, phase-out costs for facilities during the closing stage are also included in “Other income and expenses, net” in the consolidated statements of income. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial.

Financial assets

2.24 — Financial assets

The Company did not hold at December 31, 2010 and 2009 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: held-for-trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.13. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date — the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and financial assets classified as held-for-trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market price, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable underlying collaterals or industries’ exposure, which the Company believes approximates the orderly exit value in the current market. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

Held-for-trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.25. Gains and losses arising from changes in the fair value of financial assets not related to the operating activities of the Company, such as discontinued fair value hedge on interest rate risk exposure, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in the fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity. The cumulative loss or gain is measured as the difference between the value at initial recognition and the current fair value, less any impairment loss on that financial asset previously recognized in earnings.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available for sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Other-than- temporary impairment charge and realized losses on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized losses on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available for sale are sold, the accumulated fair value adjustments previously recognized in equity are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial assets”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

Derivative financial instruments and hedging activities

2.25 — Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at their fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as either:

(a) hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge); or

(b) hedges of the fair value of recognized assets or liabilities (fair value hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as held-for-trading financial assets, as described in Note 2.24.

Derivative financial instruments classified as held for trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments as per U.S. GAAP guidance, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.24.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges certain Swedish krona-denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses through the use of currency forward contracts.

As part of its ongoing investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify for cash flow hedge. In 2010, the Company entered into structured collar hedging transactions to cover the highly probable sale of Micron Technology Inc. shares received as consideration in the sale of Numonyx equity investment, as described in Note 12.

These derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an on-going basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging derivatives.

For derivative instruments designated as cash flow hedge, the gain or loss from the effective portion of the hedge is reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line item as the impact of the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value. However, on certain specific combined options (contingent zero-cost collars), the contingency premium is excluded from effectiveness measurement and recorded immediately in earnings, as described in Note 27.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.24.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contract when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge deferred in “Accumulated other comprehensive income (loss)” in the consolidated statements of changes in equity continues to be reported in net equity. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.24. The net derivative gain or loss related to the de-designated cash flow hedge deferred in net equity is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line item as the impact of the hedged transaction.

Fair Value Hedges

The Company entered in 2006 into cancellable swaps to hedge the fair value of a portion of the convertible bonds due 2016 carrying a fixed interest rate. The cancellable swaps were sold in 2009. Until November 2008 the derivative instruments met the criteria for designation as a fair value hedge. These criteria included evaluating whether the instrument was highly effective at offsetting changes in the fair value of the hedged item attributable to the hedged risk. Hedged effectiveness was assessed on both a prospective and retrospective basis at each reporting period. Any ineffectiveness of the hedge relationship was recorded as a gain or loss on derivatives as a component of “Other income and expenses, net”, in the consolidated statements of income. At the point that the cancellable swaps no longer met the criteria for designation as a fair value hedge, the swaps continued to be marked to fair value but not the underlying portion of the convertible bonds. The changes in the fair value of the swaps until their sale were recognized on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income while the associated bonds were no longer marked to fair value, the difference between fair value and amortized costs being amortized to earnings as a component of interest expense.

Recent accounting pronouncements

2.26 — Recent accounting pronouncements

(a) Accounting pronouncements effective in 2010

In June 2009, the FASB issued amendments to the guidance on accounting for transfers of financial assets and the guidance on consolidation of variable interest entities. The amendment regarding accounting for transfers of financial assets includes: (i) eliminating the qualifying special-purpose entity (“QSPE”) concept; (ii) a new unit of account definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; (iii) clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; (iv) a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor, and (v) extensive new disclosures. The amendment regarding consolidation of variable interest entities includes: (i) the elimination of exemption for QSPEs; (ii) a new approach for determining who should consolidate a variable-interest entity and (iii) changes to when it is necessary to reassess who should consolidate a variable-interest entity. Both amendments are effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2009 and for interim periods within that first year. Earlier adoption was prohibited. The Company adopted the amendments as of January 1, 2010. The new guidance did not have any significant impact on the Company’s financial position or results of operations. See further information on variable interest entities in Notes 8 and 12.

In September 2009, the FASB issued final guidance on measuring the fair value of liabilities. It amends the Codification primarily as follows: (i) it sets forth the types of valuation techniques to be used to value a liability when a quoted price in an active market is not available; (ii) clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability; (iii) clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. The amended guidance is effective for the first reporting period beginning after issuance. The Company adopted the amendment as of January 1, 2010. The new guidance did not have any significant impact on the Company’s financial position or results of operations.

In January 2010, the FASB issued new guidance for fair value measurements which requires more robust disclosures regarding (i) different classes of assets and liabilities measured at fair value, (ii) valuation techniques and inputs used, (iii) activities within Level 3 fair value hierarchy measurements (i.e. purchases and sales), and (iv) transfers between Levels 1, 2, and 3 of the fair value hierarchy. The new disclosures are effective for the first interim or annual reporting period beginning after December 15, 2009, except for the roll forward of Level 3 assets and liabilities which will be effective for annual reporting periods beginning after December 15, 2010. The Company adopted the required disclosures of this new guidance as of January 1, 2010. The required disclosures can be found in Note 27.

In July 2010, the FASB issued new guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses. It amends the Codification to provide information in order to understand the nature of credit risk in a company’s financing receivables, how that risk is analyzed in determining the related allowance for credit losses and changes to the allowance during the reporting period. It defines a finance receivable as a contractual right to receive money on demand or in fixed or determinable dates that is recognized as an asset in the entity’s statement of financial position but excludes from its scope certain financial instruments such as trade accounts receivable with contractual maturities of one year or less that arose from the sale of goods and services. A significant change from the current disclosure requirements is that the information must be provided for both the finance receivables and the related allowance for credit losses at disaggregated levels. The new disclosure guidance introduces two new defined terms that will govern the level of disaggregation: a portfolio segment, defined as the level at which an entity determines its allowance for credit losses, and a class of financing receivable, defined as a group of finance receivables determined on the basis of their initial measurement attribute. The guidance is effective for the Company for both interim and annual reporting periods ending December 15, 2010. The Company applied these new disclosure requirements to the consolidated financial statements for the year ended December 31, 2010 and such requirements did not have any impact on the notes to the consolidated financial statements.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In December 2010, the FASB issued amendment to the guidance on testing for goodwill impairment. The amendment modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts, for which the entity is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting units. The amendment is effective for fiscal years beginning after December 15, 2010. Earlier adoption is not permitted. The Company will adopt the amendment as of January 1, 2011 and does not expect any significant impact on the Company’s financial position and results of operations.

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2010
Marketable Securities (Tables) [Abstract]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets

						Change in
						fair value
						included in
						OCI* for
						available-	Change in	Foreign
						for-sale	fair value	exchange
	December 31,		Other		Other	marketable	recognized	result	December 31,
	2009	Purchase	increase	Sale	decrease	securities	in earnings	through OCI*	2010
	In millions of U.S. dollars

Aaa debt securities issued by the U.S. Treasury	340	690	—	(680)	—	—	—	—	350
Aaa debt securities issued by foreign governments	144	410	—	(331)	—	—	—	(10)	213
Senior debt Floating Rate Notes issued by financial institutions	548	—	—	(208)	—	4	(3)	(13)	328
Auction Rate Securities	42	—	—	—	—	30	—	—	72
Equity securities classified as held-for-trading	—	—	20	—	(22)	—	2	—	—
Equity securities classified as available-for-sale	—	—	583	(375)		(14)	(33)	—	161

Total	1,074	1,100	603	(1,594)	(22)	20	(34)	(23)	1,124

*	Other Comprehensive Income

		Increase in	Other than
		fair value	temporary
		included in	impairment
		OCI* for	charge and			Foreign	Foreign
		available-	realized			exchange	exchange
		for-sale	losses on			result	result
	December 31,	marketable	marketable			through	through	December 31,
	2008	securities	securities	Purchase	Sale	P&L	OCI*	2009
	In millions of U.S. dollars

Aaa debt securities issued by the U.S. Treasury	—	—	—	1,060	(720)	—	—	340
Aaa debt securities issued by foreign governments	—	—	—	670	(543)	14	3	144
Senior debt Floating Rate Notes issued by financial institutions	651	8	—	—	(108)	—	(3)	548
Auction Rate Securities	242	15	(140)	—	(75)	—	—	42

Total	893	23	(140)	1,730	(1,446)	14	—	1,074

*	Other Comprehensive Income

Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2010
Trade Accounts Receivable Net (Tables) [Abstract]
Trade accounts receivable, net

	December 31,	December 31,
	2010	2009

Trade accounts receivable	1,247	1,386
Less valuation allowance	(17)	(19)
Total	1,230	1,367

Inventories Net (Tables)	12 Months Ended
Dec. 31, 2010
Inventories, Net (Tables) [Abstract]
Inventories, net of reserve

	December 31,	December 31,
	2010	2009

Raw materials	80	73
Work-in-process	976	769
Finished products	441	433
Total	1,497	1,275

Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Receivables and Assets (Tables) [Abstract]
Other receivables and assets

	December 31,	December 31,
	2010	2009

Receivables from government agencies	171	208
Taxes and other government receivables	117	272
Advances	68	79
Prepayments	51	50
Loans and deposits	15	14
Interest receivable	6	10
Derivative instruments	85	36
Receivables from equity investments	33	15
Other current assets	63	69
Total	609	753

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2010
Business Combinations (Tables) [Abstract]
Transactions with noncontrolling interests

	Twelve Months Ended
	December 31,	December 31,
	2010	2009
	In millions of U.S. dollars

Net income (loss) attributable to parent company	830	(1,131)
Transfers from noncontrolling interests:
Increase in parent company’s capital surplus for purchase of outstanding 20% of ST-NXP shares	—	119
Change from net income (loss) attributable to parent company and transfers (to) from noncontrolling interests	830	(1,012)

Purchase accounting results

Consideration transferred:
Noncontrolling interest in the Company’s business contributed	1,105
Cash received by the Company	(700)
Equity investment in JVD	(99)

Total consideration transferred	306
Assets acquired and liabilities assumed:
Cash in JVS	445
Other current assets and liabilities — net	(47)
Customer relationships	48
Property, plant and equipment	23
Total identifiable net assets	469
Noncontrolling interest in EMP business acquired	(306)
Goodwill	143
Total	306

Fair value of the identifiable assets and assumed liabilities acquired

Fair value
recognized on
acquisition
In millions of
USD

Technology	13
Goodwill	1
In-process R&D	5

Total identifiable net assets at fair value	19
Purchase consideration	19

Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill (Tables) [Abstract]
Changes in the carrying amount of goodwill

	Automotive
	Consumer
	Computer and		Industrial and
	Communication	Wireless	Multisegment
	Infrastructure	Sector	Sector
	(“ACCI”)	(“Wireless”)	(“IMS”)	Total

December 31, 2008	51	816	91	958
Business Combination	—	131	—	131
Vision goodwill impairment	(6)	—	—	(6)
Foreign currency translation	(2)	(11)	1	(12)
December 31, 2009	43	936	92	1,071
Business Combinations	—	—	1	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS 141	—	(6)	—	(6)
Foreign currency translation	—	(7)	(5)	(12)
December 31, 2010	43	923	88	1,054

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Intangible Assets (Tables) [Abstract]
Other Intangible Assets

	Gross	Accumulated	Net
December 31, 2010	Cost	Amortization	Cost

Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

	Gross	Accumulated	Net
December 31, 2009	Cost	Amortization	Cost

Technologies & licences	787	(501)	286
Contractual customer relationships	485	(70)	415
Purchased software	302	(226)	76
Construction in progress	28	—	28
Other intangible assets	91	(77)	14

Total	1,693	(874)	819

Estimated amortization expense of the existing intangible assets

Year

2011	225
2012	147
2013	72
2014	54
2015	46
Thereafter	187
Total	731

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment (Tables) [Abstract]
Property, Plant and Equipment

	Gross	Accumulated	Net
December 31, 2010	Cost	Depreciation	Cost

Land	88	—	88
Buildings	948	(306)	642
Capital leases	74	(64)	10
Facilities & leasehold improvements	3,037	(2,382)	655
Machinery and equipment	13,916	(11,534)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046

	Gross	Accumulated	Net
December 31, 2009	Cost	Depreciation	Cost

Land	96	—	96
Buildings	1,004	(294)	710
Capital leases	79	(61)	18
Facilities & leasehold improvements	3,158	(2,332)	826
Machinery and equipment	13,765	(11,632)	2,133
Computer and R&D equipment	544	(458)	86
Other tangible assets	252	(146)	106
Construction in progress	106	—	106
Total	19,004	(14,923)	4,081

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2010
Equity Investments (Tables) [Abstract]
Equity investments

	December 31, 2010		December 31, 2009
	Carrying	Ownership	Carrying	Ownership
	value	Percentage	value	Percentage
	In millions of USD, except percentages

Numonyx Holdings B.V.	—	—	193	48.6%
ST-Ericsson AT SA	39	49.9%	67	49.9%
3Sun S.r.l.	83	33.3%	—	—
Other equity investments	11	—	13	—
Total	133		273

Non-cash transactions related to the disposal of the Company's investment

Twelve months
ended
December 31,
2010
In millions of USD

Cash flows from operating activities
Change in net working capital	3
Other non-cash impacts	(10)
Cash flows from investing activities
Disposal of an equity investment	325
Acquisition of marketable securities	(583)

Gain on disposal of an equity investment	(265)

Other Investments and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Investments and Other Non-Current Assets (Tables) [Abstract]
Other investment and other non current assets

	December 31,	December 31,
	2010	2009

Investments carried at cost	28	29
Available-for-sale equity securities	11	10
Long-term notes from equity investment	—	173
Held-for-trading equity securities	7	7
Long-term receivables related to funding	8	8
Long-term receivables related to tax refund	278	170
Long-term receivables from third party	19	—
Debt issuance costs, net	1	4
Prepaid for pension	4	2
Derivative instruments designated as cash flow-hedge	6	—
Deposits and other non-current assets	22	39

Total	384	442

Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Other Payables and Accrued Liabilities (Tables) [Abstract]
Other payables and accrued liabilities

	December 31,	December 31,
	2010	2009

Payroll	368	325
Social charges	177	149
Taxes other than income taxes	76	80
Advances	31	47
Payables to equity investments	36	30
Obligations for capacity rights	12	21
Derivative instruments	11	34
Provision for restructuring	129	180
Current portion of pension and other long-term benefits	21	30
Royalties	34	35
Obligation related to cash collateral	7	0
Others	102	118
Total	1,004	1,049

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-Term Debt (Tables) [Abstract]
Long-term debt

	December 31,	December 31,
	2010	2009

Bank loans:
1.79% due 2010, floating interest rate at Libor + 1.0%	—	40
Funding program loans from European Investment Bank:
0.32% due 2014, floating interest rate at Libor + 0.017%	80	100
0.31% due 2015, floating interest rate at Libor + 0.026%	47	56
0.34% due 2016, floating interest rate at Libor + 0.052%	116	136
0.62% due 2016, floating interest rate at Libor + 0.317%	155	180
0.50% due 2016, floating interest rate at Libor + 0.213%	171	200
Other funding program loans:
0.90% (weighted average), due 2010, fixed interest rate	—	12
0.46% (weighted average), due 2012, fixed interest rate	2	6
0.50% (weighted average), due 2013, fixed interest rate	3	3
0.49% (weighted average), due 2014, fixed interest rate	3	8
0.50% (weighted average), due 2016, fixed interest rate	1	2
0.50% (weighted average), due 2017, fixed interest rate	1	67
0.74% (weighted average), due 2018, fixed interest rate	2	—
Capital leases:
6.48% (weighted average), due 2011, fixed interest rate	2	8
6.00% (weighted average), due 2014, fixed interest rate	7	9
5.29% (weighted average), due 2017, fixed interest rate	2	2
Senior Bonds:
1.43%, due 2013, floating interest rate at Euribor + 0.40%	569	720
Convertible debt:
1.50% convertible bonds due 2016	534	943
Total long-term debt	1,695	2,492
Less current portion (excluding short term borrowings)	(645)	(176)

Total long-term debt, less current portion	1,050	2,316

Long-term debt denominated by currencies

	December 31,	December 31,
	2010	2009

U.S. dollar	1,113	1,666
Euro	582	826
Total	1,695	2,492

Total long-term debt outstanding maturities

December 31,
2010

2011	645
2012	109
2013	676
2014	106
2015	84
Thereafter	75

Total	1,695

Post-Retirement and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Post-Retirement and Other Long-Term Employees Benefits (Tables) [Abstract]
Changes in benefit obligation and plan assets

	Pension Benefits		Other Long-Term Benefits
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Change in benefit obligation:
Benefit obligation at beginning of year	654	587	43	42
Service cost	25	22	8	4
Interest cost	26	25	2	2
Employee contributions	5	4	—	—
Benefits paid	(12)	(25)	(3)	(2)
Effect of settlement	(18)	(16)	—	(3)
Effect of curtailment	(2)	(2)	(1)	—
Actuarial (gain) loss	19	29	4	(1)
Transfer in	—	12	—	1
Transfer out	(2)	(5)	—	(1)
Plan amendment	12	—	—	—
Foreign currency translation adjustment	(6)	23	(3)	1
Benefit obligation at end of year	701	654	50	43
Change in plan assets:
Plan assets at fair value at beginning of year	339	262	—	—
Expected return on plan assets	18	16	—	—
Employer contributions	24	46	—	—
Employee contributions	5	5	—	—
Benefits paid	(4)	(13)	—	—
Effect of settlement	(18)	(14)	—	—
Actuarial gain (loss)	1	25	—	—
Transfer in	—	7	—	—
Transfer out	—	(6)	—	—
Foreign currency translation adjustments	7	11	—	—
Plan assets at fair value at end of year	372	339	—	—
Funded status	(329)	(315)	(50)	(43)
Net amount recognized in the balance sheet consisted of the following:
Non current assets	4	2	—	—
Current liabilities	(18)	(8)	(3)	(9)
Non Current liabilities	(315)	(309)	(47)	(34)
Net amount recognized	(329)	(315)	(50)	(43)

Accumulated other comprehensive income (loss) before tax effects

	Actuarial	Prior service
	(gains)/losses	cost	Total

Other comprehensive income as at December 31, 2008	74	6	80
Net amount generated/arising in current year	4	—	4
Amortization	(6)	(2)	(8)
Foreign currency translation adjustment	4	—	4
Effect of curtailment/settlement	(4)	—	(4)
Other comprehensive income as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive income as at December 31, 2010	86	11	97

Components of the net periodic benefit cost

	Pension Benefits			Other Long-term Benefits
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2010	2009	2008

Service cost	25	22	20	8	4	4
Interest cost	26	25	32	2	2	3
Expected return on plan assets	(18)	(16)	(18)	—	—	—
Amortization of actuarial net loss (gain)	4	6	2	3	(1)	1
Amortization of prior service cost	1	2	2	1	—	—
Effect of settlement	5	2	(3)	—	—	—
Effect of curtailment	(2)	(2)	(1)	(1)	—	—

Net periodic benefit cost	41	39	34	13	5	8

Weighted average assumptions used in the determination of the benefit obligation and the plan asset

	December 31,	December 31,	December 31,
Assumptions	2010	2009	2008

Discount rate	4.68%	5.11%	5.23%
Salary increase rate	3.13%	3.08%	3.46%
Expected long-term rate of return on funds for the pension expense of the year	4.99%	5.28%	5.69%

Pension plan asset allocation

	Percentage of Plan Assets at December
Asset Category	2010	2009

Equity securities	39%	38%
Bonds securities remunerating interest	32%	33%
Real estate	7%	9%
Other	22%	20%
Total	100%	100%

Pension plan asset allocation including the fair-value measurements

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
		for Identical	Observable Inputs	Inputs
	Total	Assets (Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	24	24	—	—
Equity securities	144	143	1	—
Government debt securities	68	34	34	—
Corporate debt securities	50	24	26	—
Derivatives	30	25	5	—
Investment funds	23	1	20	2
Real estate	27	7	15	5
Other (mainly insurance assets — contracts and reserves)	6	1	—	5
TOTAL	372	259	101	12

Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Fair Value
Measurements using
Significant
Unobservable
Inputs (Level 3)
In millions of
U.S. dollars

January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

Estimated future benefit payments

Years	Pension Benefits	Other Long-term Benefits

2011	30	2
2012	29	2
2013	30	8
2014	36	3
2015	32	4
From 2016 to 2020	195	18

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders' Equity (Tables) [Abstract]
Summary of stock option activity

		Price Per Share
			Weighted
	Number of Shares	Range	Average

Outstanding at December 31, 2007	46,765,635	$16.73 - $62.01	$31.42

Options expired	(5,923,552)	$44.00 - $62.01	$59.10
Options forfeited	(1,410,650)	$16.73 - $62.01	$27.90
Outstanding at December 31, 2008	39,431,433	$16.73 - $39.00	$27.35

Options forfeited	(1,487,601)	$17.08 - $39.00	$27.69
Outstanding at December 31, 2009	37,943,832	$16.73 - $39.00	$27.33

Options forfeited	(2,646,937)	$17.08 - $39.00	29.55
Outstanding at December 31, 2010	35,296,895	$16.73 - $39.00	27.17

Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options excercisable

			Weighted
		Weighted	average
	Option price	average	remaining
Number of shares	range	exercise price	contractual life

130,531	$16.73 - $17.31	$17.04	3.8
18,809,704	$19.18 - $24.88	$21.02	2.8
153,650	$25.90 - $29.70	$26.72	2.4
16,203,010	$31.09 - $39.00	$34.38	0.9

Summary of nonvested share activity

Nonvested Shares	Number of Shares	Exercise price

Outstanding as at December 31, 2008	11,169,105	$0-€1.04
Awards granted:
2008 Employee Plan	50,400	$0
2009 Employee Plan	5,583,540	$0
2009 Supervisory Board Plan	165,000	€1.04
Awards forfeited:
2006 Employee Plan	(8,507)	$0
2007 Employee Plan	(52,896)	$0
2008 Employee Plan	(73,057)	$0
2009 Employee Plan	(42,800)	$0
2009 Supervisory Board Plan	(7,500)	€1.04
Awards cancelled on failed vesting conditions:
2008 Employee Plan	(3,780,782)	$0
Awards vested:
2006 Employee Plan	(1,694,162)	$0
2006 Supervisory Board Plan	(14,000)	€1.04
2007 Employee Plan	(1,898,592)	$0
2007 Supervisory Board Plan	(45,000)	€1.04
2008 Employee Plan	(451,979)	$0
2008 Supervisory Board Plan	(47,500)	€1.04
Outstanding as at December 31, 2009	8,851,270	$0-€1.04
Awards granted:
2010 Employee Plan	6,566,375	$0
2010 Supervisory Board Plan	172,500	€1.04
Awards forfeited:
2007 Employee Plan	(5,944)	$0
2008 Employee Plan	(13,730)	$0
2009 Employee Plan	(49,682)	$0
2010 Employee Plan	(59,555)	$0
2010 Supervisory Board Plan	(7,500)	€1.04
Awards cancelled on failed vesting conditions:
2009 Employee Plan	(1,830,111)	$0
Awards vested:
2007 Employee Plan	(1,595,384)	$0
2007 Supervisory Board Plan	(45,000)	€1.04
2008 Employee Plan	(769,462)	$0
2008 Supervisory Board Plan	(52,500)	€1.04
2009 Employee Plan	(886,891)	$0
2009 Supervisory Board Plan	(62,500)	€1.04
2010 Supervisory Board Plan	(15,000)	€1.04
Outstanding as at December 31, 2010	10,196,886	$0-€1.04

Classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income

	December 31,	December 31,	December 31,
	2010	2009	2008

Cost of sales	6	7	15
Selling, general and administrative	18	19	37
Research and development	10	11	24
Loss on equity investment	—	1	2
Total pre-payroll tax and social contribution compensation	34	38	78

Accumulated balances related to each component of Other comprehensive income (loss)

		Unrealized		Impact on
	Foreign	gain (loss) on	Unrealized	change on	Accumulated
	currency	available-for-sale	gain (loss) on	accounting	other
	translation	financial assets,	derivatives,	standards,	comprehensive
	adjustment	net of tax	net of tax	net of tax	income (loss)

Balance as of December 31, 2007	1,327	(2)	12	(17)	1,320
Other comprehensive income (loss)	(163)	(14)	(1)	(48)	(226)
Balance as of December 31, 2008	1,164	(16)	11	(65)	1,094
Other comprehensive income (loss)	61	10	(5)	4	70
Balance as of December 31, 2009	1,224	(6)	6	(60)	1,164
Other comprehensive income (loss)	(255)	28	55	(13)	(185)
Balance as of December 31, 2010	969	22	61	(73)	979

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings (Loss) Per Share (Tables) [Abstract]
Earnings (loss) per share (EPS)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Basic EPS
Net income (loss)	830	(1,131)	(786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Basic EPS	0.94	(1.29)	(0.88)
Diluted EPS
Net income (loss)	830	(1,131)	(786)
Convertible debt interest	10	—	—
Net income (loss) adjusted	840	(1,131)	(786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Dilutive effect of stock options	—	—	—
Dilutive effect of nonvested shares	3,555,806	—	—
Dilutive effect of convertible debt	27,180,653	—	—
Number of shares used in calculating diluted EPS	911,111,693	876,928,190	891,955,940
Diluted EPS	0.92	(1.29)	(0.88)

Revenues Under Multiple Deliverable Arrangements (Table)	12 Months Ended
Dec. 31, 2010
Revenues Under Multiple Deliverable Arrangements (Table) [Abstract]
Actual past and expected future revenues for multiple deliverable arrangements

	2009	2010	2011	2012	2013
	In millions of U.S. dollars

Licenses and process documentation	23	29	19	—	—
Training and support services	1	28	8	2	7

Total Revenues under Multiple Deliverable Arrangements	24	57	27	2	7

Other Income and Expense, Net (Tables)	12 Months Ended
Dec. 31, 2010
Other Income and Expense, Net (Tables) [Abstract]
Other Income and Expense, Net

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Research and development funding	106	202	83
Start-up and phase-out costs	(15)	(39)	(17)
Exchange gain, net	11	11	20
Patent costs, net of gain from settlement	(12)	(5)	(24)
Gain on sale of long-lived assets, net	4	3	4
Other, net	(4)	(6)	(4)

Total	90	166	62

Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2010
Impairment, Restructuring Charges and Other Related Closure Costs (Tables) [Abstract]
Summary of Impairment Restructuring Charges and Other Related Closure Costs

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2010	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(1)	(15)	(11)	(27)
STE restructuring plan	(10)	(59)	(5)	(74)
Goodwill annual impairment test	—	—	—	—
Other restructuring initiatives	—	(1)	(2)	(3)
Total	(11)	(75)	(18)	(104)

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2009	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(25)	(69)	(32)	(126)
STE restructuring plan	—	(99)	(1)	(100)
Goodwill annual impairment test	(6)	—	—	(6)
Other restructuring initiatives	(4)	(53)	(2)	(59)
Total	(35)	(221)	(35)	(291)

				Total impairment,
				restructuring
				charges and other
		Restructuring	Other related	related closure
Year Ended December 31, 2008	Impairment	charges	closure costs	costs

Manufacturing restructuring plan	(77)	(79)	(8)	(164)
FMG deconsolidation	(190)	(2)	(24)	(216)
Goodwill annual impairment test	(13)	—	—	(13)
Other restructuring initiatives	(10)	(75)	(3)	(88)
Total	(290)	(156)	(35)	(481)

Changes to the restructuring provisions recorded on the consolidated balance sheet

	STE	Manufacturing		Other
	Restructuring	Restructuring	FMG	restructuring
	plan	plan	disposal	initiatives	Total

Provision as at December 31, 2008	—	113	20	101	234
Charges incurred in 2009	100	101	—	55	256
Amounts paid	(17)	(156)	(20)	(103)	(296)
Provision as at December 31, 2009	83	58	—	53	194
Charges incurred in 2010	67	26	—	7	100
Adjustments for unused provisions	(3)	—	—	(4)	(7)
Amounts paid	(81)	(27)	—	(34)	(142)
Currency translation effect	(6)	—	—	(3)	(9)
Provision as at December 31, 2010	60	57	—	19	136

Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2010
Interest Income (Expense), Net (Tables) [Abstract]
Interest income (expense), net consisted

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income	31	59	132
Expense	(34)	(50)	(81)

Total	(3)	9	51

Income Tax (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax (Tables) [Abstract]
Income (loss) before income tax

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income (loss) recorded in The Netherlands	264	(376)	(1,232)
Income (loss) from foreign operations	427	(1,120)	409

Income (loss) before income tax benefit (expense)	691	(1,496)	(823)

Income tax benefit (expense)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

The Netherlands taxes — current	(3)	4	(1)
Foreign taxes — current	(53)	(54)	(25)

Current taxes	(56)	(50)	(26)
The Netherlands taxes — deferred	(4)	—	—
Foreign taxes — deferred	(89)	145	69

Income tax benefit (expense)	(149)	95	43

Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2010	2009	2008

Income tax benefit (expense) computed at statutory rate	(176)	382	210
Non-deductible, non-taxable and other permanent differences, net	(50)	(34)	—
Income (loss) on equity investment	62	(84)	(139)
Valuation allowance adjustments	(54)	(56)	(18)
Impact of prior years adjustments	(29)	21	48
Effects on deferred taxes of changes in enacted tax rates	3	(7)	—
Current year credits	76	76	66
Other tax and credits	(12)	(4)	2
Benefits from tax holidays	77	2	34
Impact of uncertain tax positions	32	(23)	(31)
Impact of FMG deconsolidation	—	—	(77)
Earnings of subsidiaries taxed at different rates	(78)	(178)	(52)

Income tax benefit (expense)	(149)	95	43

Deferred tax assets and liabilities

	December 31,	December 31,
	2010	2009

Tax loss carryforwards and investment credits	609	639
Inventory valuation	25	34
Impairment and restructuring charges	84	95
Fixed asset depreciation in arrears	47	53
Receivables for government funding	7	18
Tax allowances granted on past capital investments	1,113	1,096
Pension service costs	49	41
Stock awards	7	11
Commercial accruals	10	7
Other temporary differences	99	62
Total deferred tax assets	2,050	2,056
Valuation allowances	(1,396)	(1,337)
Deferred tax assets, net	654	719
Accelerated fixed asset depreciation	(83)	(66)
Acquired intangible assets	(34)	(31)
Advances of government funding	(16)	(13)
Other temporary differences	(40)	(35)
Deferred tax liabilities	(173)	(145)
Net deferred income tax asset	481	574

Gross deferred tax assets on tax loss carryforwards and investment credits expiration

Year

2011	29
2012	53
2013	13
2014	21
2015	14
Thereafter	479

Total	609

Reconciliation of beginning and ending amount of unrecognized tax benefits

Balance at December 31, 2009	$193
Additions based on tax positions related to the current year	44
Additions for tax positions of prior years	5
Reductions for tax positions of prior years	(44)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)

Balance at December 31, 2010	149

The reconciliation of unrecognized tax benefits in 2009 was as follows:

Balance at December 31, 2008	$153
Additions based on tax positions related to the current year	38
Additions for tax positions of prior years	10
Reductions for tax positions of prior years	(9)
Foreign currency translation	1
Balance at December 31, 2009	$193

Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Commitments (Tables) [Abstract]
The Company's commitments

	Total	2011	2012	2013	2014	2015	Thereafter
	In million US $

Operating leases	378	103	77	49	29	26	94
Purchase obligations	1,116	1,003	74	24	14	—	1
of which:
Equipment purchase	632	632	—	—	—	—	—
Foundry purchase	224	224	—	—	—	—	—
Software, technology licenses and design	260	147	74	24	14	—	1
Other obligations	371	158	174	30	6	—	3

Total	$1,865	$1,264	$325	$103	$49	$26	$98

Financial Instrument and Risk Management (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instrument and Risk Management (Tables) [Abstract]
Notional amounts of outstanding derivative instruments

	Notional amount for
	hedge on forecasted	Notional amount for
	R&D and other	hedge on forecasted
	operating expenses	manufacturing costs
	In millions of Euros

Forward contracts	415	662
Currency options	20	27
Collars	63	108

Notional amount for
	hedge on forecasted	Notional amount for
	R&D and other	hedge on forecasted
	operating expenses	manufacturing costs
In millions of Swedish-krona

Forward contracts	805	—

Fair value of derivative instruments

	As at December 31, 2010		As at December 31, 2009
	Balance sheet	Fair	Balance sheet	Fair
Asset Derivatives	location	value	location	value
	In millions of U.S. dollars

Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	46	Other receivables and assets	24
Currency options	Other receivables and assets	—	Other receivables and assets	9
Currency collars	Other investments and other non-current assets	6	—	—
Contingent zero-cost collars	Other receivables and assets	27	—	—

Total derivatives designated as a hedge		79		33

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	12	Other receivables and assets	3

Total derivatives not designated as a hedge:		12		3

		91

Total Derivatives				36

	As at December 31, 2010		As at December 31, 2009
	Balance sheet	Fair	Balance sheet	Fair
Liability Derivatives	location	value	location	value
	In millions of U.S. dollars

Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(8)	Other payables and accrued liabilities	(19)
Currency options	Other payables and accrued liabilities	—	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(2)		—

Total derivatives designated as a hedge		(10)		(27)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(1)	Other payables and accrued liabilities	(7)
Total derivatives not designated as a hedge:		(1)		(7)

		(11)

Total Derivatives				(34)

Effect on consolidated statements of income of derivative instruments

		Amount of gain
		(loss) recognized in
	Location of gain (loss)	earnings on derivative
	recognized in earnings	December 31,	December,
	on derivative	2010	2009
	In millions of U.S. dollars
Cancellable swaps	Gain(loss) on financial assets	—	(8)

Derivative instruments designated as Cash Flow hedge

	Gain (loss) deferred in
	OCI on derivative		Location of gain	Gain (loss) reclassified from OCI into earnings
	December 31,	December 31,	(loss) reclassified	December 31,	December 31,
	2010	2009	from OCI into earnings	2010	2009
	In millions of U.S. dollars

Foreign exchange forward contracts	19	2	Cost of sales	(31)	31
Foreign exchange forward contracts	3	1	Selling, general and administrative	(6)	7
Foreign exchange forward contracts	16	6	Research and development	(32)	38
Currency options	(1)	(1)	Cost of sales	(6)	(2)
Currency options	—	—	Selling, general and administrative	(1)	(1)
Currency options	(1)	(1)	Research and development	(3)	(2)
Currency collars	—	—	Cost of sales	—	—
Currency collars	2	—	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	4	—
Contingent zero-cost collars	27	—	Gain (loss) on financial instruments, net	16	—
Total	65	7		(59)	71

Derivative instruments not designated as hedge

		Gain (Loss) Recognized
		in earnings
	Location of gain recognized in	December 31,	December 31,
	earnings	2010	2009
	In millions of U.S. dollars

Foreign exchange forward contracts	Other income and expenses, net	(41)	20
Currency options	Other income and expenses, net	—	—
Total		(41)	20

Financial assets (liabilities) measured at fair value on a recurring basis

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Aaa debt securities issued by the U.S. Treasury	350	350	—	—
Aaa debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held for trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2009	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Aaa debt securities issued by the U.S. Treasury	340	340	—	—
Aaa debt securities issued by foreign governments	144	144	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	11	—	—	11
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	177	177	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	360	360	—	—
Auction Rate Securities	42	—	—	42
Available-for-sale long term subordinated notes	173	—	—	173
Equity securities classified as available-for-sale	10	10	—	—
Equity securities held for trading	7	7	—	—
Derivative instruments designated as cash flow hedge	6	—	6	—
Derivative instruments not designated as a hedge	(4)	—	(4)	—
Total	1,266	1,038	2	226

Reconciliation for assets measured at fair value on a recurring basis using unobservable inputs (Level 3)

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of
U.S. dollars

January 1, 2009	421
Increase in fair value included in OCI for available-for-sale marketable securities	15
Paid-in-kind interest on Numonyx subordinated notes	16
Change in fair value on Numonyx subordinated notes — pre-tax	(11)
Other-than-temporary impairment charge and losses on auction-rate securities included in earnings on the line “Other-than-temporary impairment charge on financial assets”	(140)
Settlements and redemptions	(75)

December 31, 2009	226

Financial and non financial assets (liabilities) measured at fair value on nonrecurring basis

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
	In millions of U.S. dollars

Description
Investments in equity securities carried at cost	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2009:

		Fair Value Measurements Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2009	(Level 1)	(Level 2)	(Level 3)

Description
In millions of U.S. dollars
Investments in equity securities carried at cost	29	—	—	29
Numonyx equity investment	193	—	—	193
Assets held for sale	31	—	31	—
Total	253	—	31	222

Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2010	222
Other-than-temporary impairment on equity securities carried at cost	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2009 and December 31, 2009 is presented as follows:

Fair Value
Measurements Using
Significant
Unobservable Inputs
(Level 3)
In millions of U.S. dollars

January 1, 2009	528
Investments in equity securities carried at cost	(3)
Impairment on Numonyx equity investment	(200)
Equity share in Numonyx loss	(103)

December 31, 2009	222

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(303)

Fair value information on other financial assets and liabilities recorded at amortized cost

	2010		2009
	Carrying	Estimated Fair	Carrying	Estimated Fair
Description	Amount	Value	Amount	Value
	In millions of U.S. dollars

Long-term debt
— Bank loans (including current portion)	592	591	829	829
— Senior Bonds	569	566	720	712
— Convertible debt	534	528	943	918
Total	1,695	1,685	2,492	2,459

Details of securities that currently are in an unrealized loss position

	December 31, 2010
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description	Values	Losses	Values	Losses	Values	Losses

Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)

	December 31, 2009
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description	Values	Losses	Values	Losses	Values	Losses

Senior debt floating rate notes	105	(2)	209	(7)	314	(9)
Numonyx long-term subordinated notes	173	(11)	—	—	173	(11)

Total	278	(13)	209	(7)	487	(20)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions (Tables) [Abstract]
Transactions with significant shareholders, their affiliates and other related parties

	December 31,	December 31,	December 31,
	2010	2009	2008

Sales & other services	322	356	325
Research and development expenses	(206)	(201)	(63)
Other purchases	(94)	(167)	(77)
Other income and expenses	—	—	(7)
Accounts receivable	53	58	63
Accounts payable	63	60	65

Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information (Tables) [Abstract]
Net revenues by product segment

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (ACCI)	4,169	3,152	4,055
Industrial and Multisegment Sector (IMS)	3,899	2,687	3,403
Wireless	2,219	2,585	2,030
Flash Memory Group (FMG)	—	—	299
Others(1)	59	86	55

Total consolidated net revenues	$10,346	$8,510	$9,842

(1)	Includes revenues from sales of subsystems and other products not allocated to product segments.

Net revenues by product lines

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Net revenues by product lines:
Automotive Products Group (“APG”)	1,420	1,005	1,386
Computer and Communication Infrastructure (“CCI”)	1,125	932	1,077
Home Entertainment & Displays (“HED”)	1,006	787	1,086
Imaging (“IMG”)	569	417	499
Others	49	11	7
Automotive Consumer Computer and Communication Infrastructure (ACCI)	4,169	3,152	4,055
Analog, Power and Micro-Electro-Mechanical Systems (“APM”)	2,714	1,887	2,393
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,181	798	1,010
Others	4	2	—
Industrial and Multisegment Sector (IMS)	3,899	2,687	3,403
2G, EDGE TD-SCDMA & Connectivity	956	1,027	737
3G Multimedia & Platforms	1,223	1,529	1,293
LTE & 3G Modem Solutions	35	18	—
Others	5	11	—
Wireless	2,219	2,585	2,030
Others	59	86	55
Flash Memory Group (FMG)	—	—	299
Total consolidated net revenues	$10,346	$8,510	$9,842

Operating income (loss) by product segment

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Automotive Consumer Computer and Communication Infrastructure (ACCI)	410	(69)	142
Industrial and Multisegment Sector (IMS)	681	91	476
Wireless	(483)	(356)	(65)
Flash Memory Group (FMG)	—	—	16

Total operating income (loss) of product segments	608	(334)	569
Others(1)	(132)	(689)	(767)

Total consolidated operating income (loss)	476	(1,023)	(198)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs, acquired In-Process R&D, certain corporate level operating expenses, certain patent claims and litigation, and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group, including, beginning in the second quarter of 2008, the remaining FMG costs. The 2008 “Others” also includes non-recurring purchase accounting items.

Reconciliation to consolidated operating income (loss)

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

Total operating income (loss) of product segments	608	(334)	553
Total operating income FMG	—	—	16
Strategic R&D, other R&D programs and R&D funding	(18)	(22)	(24)
Phase-out and start-up costs	(15)	(39)	(17)
Impairment & restructuring charges	(104)	(291)	(481)
Unused capacity charges	(3)	(322)	(57)
Acquired In-Process R&D and other non-recurring	—	—	(185)
purchase accounting(1)
Other non-allocated provisions(2)	8	(15)	(3)

Total operating loss Others(3)	(132)	(689)	(767)
Total consolidated operating income (loss)	476	(1,023)	(198)

(1)	In 2008 non-recurring purchase accounting items were related to Genesis business combination with In-Process R&D charge for $21 million and to the Wireless business acquisition from NXP for $164 million, composed of $76 million as In-Process R&D charge and $88 million as inventory step-up charge.

(2)	Includes unallocated expenses such as certain corporate level operating expenses and other costs.

(3)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, start-up costs, and other unallocated expenses such as: strategic or special research and development programs, acquired In-Process R&D, certain corporate level operating expenses, certain patent claims and litigation, and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group, including, beginning in the second quarter of 2008, the remaining FMG costs.

Net revenues

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

The Netherlands	1,863	1,553	2,737
France	174	139	178
Italy	149	121	185
USA	1,109	798	1,032
Singapore	5,939	4,697	4,939
Japan	436	300	492
Other countries	676	902	279

Total	10,346	8,510	9,842

Long-lived assets

	December 31,	December 31,
	2010	2009
	In million of U.S dollars

The Netherlands	17	24
France	1,646	1,623
Italy	783	850
Other European countries	237	158
USA	37	74
Singapore	552	546
Malaysia	298	264
Other countries	476	542

Total	4,046	4,081

Payment for purchase of tangible assets

	December 31,	December 31,	December 31,
	2010	2009	2008
	In million of U.S dollars

The Netherlands	3	8	5
France	420	242	462
Italy	175	44	138
Other European countries	55	29	66
USA	(9)	6	2
Singapore	172	27	106
Malaysia	100	35	104
Other countries	118	60	100

Total	1,034	451	983

Depreciation and amortization

	December 31,	December 31,	December 31,
In million of U.S dollars	2010	2009	2008

The Netherlands	57	37	47
France	375	430	497
Italy	204	249	287
Other European countries	193	186	93
USA	25	62	81
Singapore	188	207	195
Malaysia	81	83	79
Other countries	117	113	87
Total	1,240	1,367	1,366

Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies (Textuals)
Cumulative probability threshold for realization of income tax benefits	50.00%
Sustainability threshold for uncertain tax position	50.00%
Minimum percentage of voting rights evidencing significant influence	20.00%
Maximum percentage of voting rights evidencing significant influence	50.00%
Advertising expenses	$ 11	$ 9	$ 10
Technology and Licenses [Member]
Intangible Assets (Textuals) [Line Items]
Estimated useful lives of intangible assets, minimum	3
Estimated useful lives of intangible assets, maximum	7
Trademarks [Member]
Intangible Assets (Textuals) [Line Items]
Estimated useful lives of intangible assets, minimum	2
Estimated useful lives of intangible assets, maximum	3
Contractual customer relationships [Member]
Intangible Assets (Textuals) [Line Items]
Estimated useful lives of intangible assets, minimum	4
Estimated useful lives of intangible assets, maximum	12
Purchased software [Member]
Intangible Assets (Textuals) [Line Items]
Estimated useful lives of intangible assets, maximum	4
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Average	33
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	5
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	10
Computer and Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	3
Estimated useful lives of Property, Plant and Equipment, Maximum	6
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Property, Plant and Equipment, Minimum	2
Estimated useful lives of Property, Plant and Equipment, Maximum	5

Marketable Securities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	$ 1,074	$ 893
Purchase	1,100	1,730
Other increase	603
Sale	(1,594)	(1,446)
Other decrease	(22)
Change in fair value included in OCI for available-for-sale marketable securities	20	23
Other than temporary impairment charge and realized losses on marektable securities		(140)
Change in fair value recognized in earnings	(34)
Foreign exchange result through P&L		14
Foreign exchange result through OCI	(23)
Ending Balance as of	1,124	1,074
Aaa debt securities issued by the U.S. Treasury [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	340	0
Purchase	690	1,060
Sale	(680)	(720)
Ending Balance as of	350	340
Aaa debt securities issued by foreign governments [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	144	0
Purchase	410	670
Sale	(331)	(543)
Foreign exchange result through P&L		14
Foreign exchange result through OCI	(10)	3
Ending Balance as of	213	144
Senior debt Floating Rate Notes issued by financial institutions [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	548	651
Sale	(208)	(108)
Change in fair value included in OCI for available-for-sale marketable securities	4	8
Change in fair value recognized in earnings	(3)
Foreign exchange result through OCI	(13)	(3)
Ending Balance as of	328	548
Auction Rate Securities [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	42	242
Sale		(75)
Change in fair value included in OCI for available-for-sale marketable securities	30	15
Other than temporary impairment charge and realized losses on marektable securities		(140)
Ending Balance as of	72	42
Equity securities classified as held-for-trading [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	0
Other increase	20
Other decrease	(22)
Change in fair value recognized in earnings	2
Ending Balance as of	0
Equity securities classified as available-for-sale [Member]
Changes in value of marketable securities reported in current and non-current assets on consolidated balance sheets
Beginning Balance as of	0
Other increase	583
Sale	(375)
Change in fair value included in OCI for available-for-sale marketable securities	(14)
Change in fair value recognized in earnings	(33)
Ending Balance as of	$ 161

Marketable Securities (Details Textuals) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 EUR ( €)	Mar. 28, 2011 USD ( $)	Mar. 19, 2010	Feb. 16, 2009 USD ( $)	Dec. 31, 2009 Auction Rate Securities [Member] USD ( $)	Dec. 31, 2010 Equity securities classified as available-for-sale [Member] USD ( $)	Dec. 31, 2010 Foreign and US government bonds [Member] USD ( $)
Marketable Securities (Textuals) [Abstract]
Amount invested in French and U.S. government bonds	$ 1,100	$ 1,730
Change in fair value of government debt securities available for sale	563
Investment positions in floating-rate notes	10
Senior floating rate note whose impairment was recorded as other than temporary			15
Duration of the floating rate note portfolio	1.5
Approximate amount Awarded in connection with unauthorized auction rate securities						406
Amount of Interest award entitled to retain	27
Amount of Interest award already received	25
Interest on par value of the portfolio	4.64%	0.42%
Face value of Auction rate securities sold	154
Federal district court in New York issued a ruling affirming the unanimous arbitration award including collected interest					more than $432 million
Amount received due to court judgement				357
Marketable Securities Shares Sold	47
Non-operating loss on sale of financial instruments	33
Gain on the proceeds of the unwinding of derivative instruments	20
Deferred loss on remaining shares included in Accumulated Other Comprehensive Income	15
Deferred gain on remaining derivative instruments included in Accumulated Other Comprehensive Income	27
Schedule of Available-for-sale Securities [Line Items]
Auction Rate Securities collected as realized losses on financial assets	$ 1,594	$ 1,446					$ 75	$ 375	$ 1,011
Securities maturity description							up to 40 years

Short-Term Deposits (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Short-Term Deposits (Textulas) [Abstarct]
Company invested cash in short-term deposits	$ 67	$ 0

Trade Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trade accounts receivable, net
Trade accounts receivable	$ 1,247	$ 1,386
Less valuation allowance	(17)	(19)
Total	1,230	1,367
Trade Accounts Receivable, Net (Textuals) [Abstract]
Trade accounts receivable, impairment charges	1	2	1
Share of Nokia group of companies in consolidated net revenues	13.90%	16.10%	17.50%
Receivables sold without recourse	781
Financial Cost Of Factored Amount	$ 2

Inventories, Net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories, net of reserve
Raw materials	$ 80	$ 73
Work-in-process	976	769
Finished products	441	433
Total	$ 1,497	$ 1,275

Other Receivables and Assets (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other receivables and assets
Receivables from government agencies	$ 171	$ 208
Taxes and other government receivables	117	272
Advances	68	79
Prepayments	51	50
Loans and deposits	15	14
Interest receivable	6	10
Derivative instruments	85	36
Receivables from equity investments	33	15
Other current assets	63	69
Total	$ 609	$ 753

Business Combinations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transactions with noncontrolling interests
Net income (loss)	$ 830	$ (1,131)	$ (786)
Transfers (to) from noncontrolling interests:
Increase in parent company's capital surplus for purchase of outstanding 20% of ST-NXP shares		119
Change from net loss attributable to parent company and transfers (to) from noncontrolling interests	$ 830	$ (1,012)

Business Combinations (Details 1) (ST-Ericsson [Member], USD $) In Millions	Dec. 31, 2009	Feb. 03, 2009
Consideration transferred:
Noncontrolling interest in the Company's business contributed		$ 1,105
Cash received by the Company		(700)
Equity investment in JVD		(99)
Total consideration transferred		306
Acquisition related costs included in SG&A	9	9
Assets acquired and liabilities assumed:
Cash in JVS		445
Other current assets and liabilities - net		(47)
Customer relationships		48
Property, plant and equipment		23
Total identifiable net assets		469
Noncontrolling interest in EMP business acquired		(306)
Goodwill		143
Total		$ 306

Business Combinations (Details 2) (USD $) In Millions	Dec. 31, 2010
Fair value of the identifiable assets and assumed liabilities acquired
Technology	$ 13
Goodwill	1
In-process R&D	5
Total identifiable net assets at fair value	19
Purchase consideration	$ 19

Business Combinations (Details) (Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended	60 Months Ended
	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2010	Feb. 03, 2009	Dec. 31, 2008
Business Combinations (Textuals) [Abstract]
Paid to NXP for purchasing stake	$ 92
Minority interest in wireless business					20.00%
ST-Ericsson AT Holding AG owned a controlling share by Ericsson				50.00%
Consideration received from Ericsson included in cash				1,155
Weighted average cost of capital		8.90%
Purchase consideration paid in cash			11
NXP Wireless [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					80.00%
ST-Ericsson [Member]
Business Acquisition [Line Items]
Additional direct costs associated with the acquisition	9			9
Business acquisition, percentage of voting interests acquired				50.00%
Goodwill deductible for tax purposes amounts	$ 26
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average useful life	4

Goodwill (Details) (USD $) In Millions	6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2010 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2010 Wireless Sector [Member]	Dec. 31, 2009 Wireless Sector [Member]	Dec. 31, 2010 Industrial and Multisegment Sector [Member]	Dec. 31, 2009 Industrial and Multisegment Sector [Member]	Dec. 31, 2009 NXP Wireless [Member]	Feb. 03, 2009 ST-Ericsson [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 958	$ 1,071	$ 958	$ 51	$ 43	$ 936	$ 816	$ 92	$ 91
Business Combinations		1	131				131	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141		(6)				(6)
Impairment on goodwill	(6)		(6)	(6)
Foreign currency translation		(12)	(12)	(2)		(7)	(11)	(5)	1
Goodwill, Ending Balance		1,054	1,071	43	43	923	936	88	92
Goodwill (Textuals) [Abstract]
Goodwill recognized, gross		1,121	1,138
Accumulated impairment		67	67
Goodwill Impairment Loss	6		6	6
Goodwill Acquisition Transactions (Textuals) [Abstract]
Purchase price allocated to goodwill											143
Decrease in goodwill resulting from final adjustment										$ (12)

Other Intangible Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other intangible assets
Gross Cost	$ 1,797	$ 1,693
Accumulated Amortization	(1,066)	(874)
Net Cost	731	819
Estimated amortization expense of the existing intangible assets
2011	225
2012	147
2013	72
2014	54
2015	46
Thereafter	187
Total	731
Other Intangible Assets (Textuals) [Abstract]
Amortization expense on capitalized software costs	30	20	15
Amortization expense	207	208	141
Technologies and licences [Member]
Other intangible assets
Gross Cost	827	787
Accumulated Amortization	(609)	(501)
Net Cost	218	286
Contractual customer relationships [Member]
Other intangible assets
Gross Cost	488	485
Accumulated Amortization	(122)	(70)
Net Cost	366	415
Purchased software [Member]
Other intangible assets
Gross Cost	309	302
Accumulated Amortization	(256)	(226)
Net Cost	53	76
Construction in progress [Member]
Other intangible assets
Gross Cost	82	28
Accumulated Amortization	0	0
Net Cost	82	28
Other intangible assets [Member]
Other intangible assets
Gross Cost	91	91
Accumulated Amortization	(79)	(77)
Net Cost	$ 12	$ 14

Property, Plant and Equipment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Abstract]
Gross Cost	$ 18,917	$ 19,004
Accumulated Amortization	(14,871)	(14,923)
Net Cost	4,046	4,081
Property, Plant and Equipment (Textuals) [Abstract]
Depreciation charge	1,033	1,159	1,225
Capital investment funding	4	4	4
Reduction in depreciation charges due to Public funding	13	22	25
Cash proceeds from sale of equipment	29	10	8
Land [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	88	96
Accumulated Amortization	0	0
Net Cost	88	96
Building [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	948	1,004
Accumulated Amortization	(306)	(294)
Net Cost	642	710
Capital leases [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	74	79
Accumulated Amortization	(64)	(61)
Net Cost	10	18
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	3,037	3,158
Accumulated Amortization	(2,382)	(2,332)
Net Cost	655	826
Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	13,916	13,765
Accumulated Amortization	(11,534)	(11,632)
Net Cost	2,382	2,133
Computer and Research and Development Equipment [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	519	544
Accumulated Amortization	(441)	(458)
Net Cost	78	86
Other tangible assets [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	211	252
Accumulated Amortization	(144)	(146)
Net Cost	67	106
Construction in progress [Member]
Property, Plant and Equipment [Abstract]
Gross Cost	124	106
Accumulated Amortization	0	0
Net Cost	$ 124	$ 106

Equity Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Numonyx Holdings B.V [Member]	Dec. 31, 2009 Numonyx Holdings B.V [Member]	Mar. 30, 2008 Numonyx Holdings B.V [Member]	Dec. 31, 2010 ST-Ericsson AT SA [Member]	Dec. 31, 2009 ST-Ericsson AT SA [Member]	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Dec. 31, 2010 3Sun S.r.l.	Dec. 31, 2010 Other equity investments [Member]	Dec. 31, 2009 Other equity investments [Member]
Equity investments
Equity investments, Carrying value	$ 133	$ 273			$ 193		$ 39	$ 67	$ 99	$ 83	$ 11	$ 13
Equity investment, Ownership Percentage					48.60%	48.60%	49.90%	49.90%		33.30%
Cash flows from operating activities
Change in net working capital				3
Other non-cash items	(122)	(101)	83	(10)
Cash flows from investing activities
Disposal of an equity investment				325
Acquisition of marketable securities				(583)
Gain on disposal of an equity investment				$ (265)

Equity Investments (Details) (Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 06, 2010	May 07, 2010 Numonyx Holdings B.V [Member]	Dec. 31, 2010 Numonyx Holdings B.V [Member]	Dec. 31, 2009 Numonyx Holdings B.V [Member]	Mar. 30, 2008 Numonyx Holdings B.V [Member]	Dec. 31, 2010 ST-Ericsson AT SA [Member]	Dec. 31, 2009 ST-Ericsson AT SA [Member]	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Dec. 31, 2010 3Sun S.r.l.	May 06, 2010 Micron Technology Inc. [Member]
Schedule Of Equity Method Investments (Textuals) [Abstract]
Common stock, shares outstanding	881,686,303	878,333,566						109,254,191					66,880,000
Equity interest, in percent							48.60%	48.60%	49.90%	49.90%		33.30%
Common stock, value								$ 966					$ 583
Long-term subordinated notes	0	173						156
Micron closing share price													$ 8.75
Lock-up period restriction discount													2
Shares sold after the end of the lock-up period				47,000,000
Guarantee issued related to Subsidiaries						225
Amount of Benefit related to amortization of impairment charges recorded by the Company in prior periods					8
Controlling share held by Ericsson									50.10%
Equity investments	133	273					193		39	67	99	83
Earnings (loss) on equity investments and gain on investment divestiture	242	(337)	(553)						(28)
Redemption of subordinated notes												78
Gain on sale of Investment in Numonyx						265
Amount of Charge represents Proportional share of the loss reported by Numonyx						22
Amount of Benefit related to amortization of impairment charges recorded by the Company in prior periods						$ 29

Other Investments and Other Non-Current Assets (Details) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2002	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2002 Parent Company [Member] EUR ( €)	Dec. 31, 2002 Dai Nippon Printing Co. Ltd [Member] EUR ( €)	May 31, 2010 Numonyx Holdings B.V [Member] USD ( $)	Mar. 30, 2008 Numonyx Holdings B.V [Member] USD ( $)	Dec. 31, 2010 DNP Photomask Europe [Member] USD ( $)
Other Investments and Other-Non-Current Assets
Investments carried at cost	$ 28	$ 29							$ 10
Available-for-sale equity securities	11	10
Long-term notes from equity investment	0	173						156
Held-for-trading equity securities	7	7
Long-term receivables related to funding	8	8
Long-term receivables related to tax refund	278	170
Long-term receivables from third party	19	0
Debt issuance costs, net	1	4
Prepaid for pension	4	2
Derivative instruments designated as cash flow-hedge	6	0
Deposits and other non-current assets	22	39
Other investments and other non-current assets	384	442
Other Investments And Other Non Current Asset (Textuals) [Abstract]
Equity interest in joint venture				19.00%	19.00%	81.00%
Aggregate carrying amount of cost method investments	28	29							10
Payments of cash for joint venture					2	8
Extinguishment of notes receivable							102
Debt securities cancelled upon transfer of facility							78
Additional Other Investments and Other Non-Current Assets (Textuals) [Abstract]
Other-than-temporary impairment charges of equity investments	$ (1)	$ (3)
Repurchased of facility, Percent			10.00%

Other Payables and Accrued Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Payables and Accrued Liabilities Consisted
Payroll	$ 368	$ 325
Social charges	177	149
Taxes other than income taxes	76	80
Advances	31	47
Payables to equity investments	36	30
Obligations for capacity rights	12	21
Derivative instruments	11	34
Provision for restructuring	129	180
Current portion of pension and other long-term benefits	21	30
Royalties	34	35
Obligation related to cash collateral	7	0
Others	102	118
Total	1,004	1,049
Other Payables and Accrued Liabilities (Textuals)
Value of Rights granted to Numonyx to use certain assets retained by the company	44	65
Rights granted to use certain assets reported as a current liability	11	18
Obligation to return cash collateral related to the cash-flow hedge transaction on Micron shares	$ 7	$ 0

Long-Term Debt (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt
Total long-term debt	$ 1,695	$ 2,492
Less current portion	(645)	(176)
Total long-term debt, less current portion	1,050	2,316
1.79% due 2010, floating interest rate at Libor + 1.0% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	0	40
0.32% due 2014, floating interest rate at Libor + 0.017% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	80	100
0.31% due 2015, floating interest rate at Libor + 0.026% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	47	56
0.34% due 2016, floating interest rate at Libor + 0.052% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	116	136
0.62% due 2016, floating interest rate at Libor + 0.317% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	155	180
0.50% due 2016, floating interest rate at Libor + 0.213% [Member]
Long-Term Debt
Funding program loans from European Investment Bank	171	200
0.90%, due 2010, fixed interest rate [Member]
Long-Term Debt
Funding program loans	0	12
0.46%, due 2012, fixed interest rate [Member]
Long-Term Debt
Funding program loans	2	6
0.50%, due 2013, fixed interest rate [Member]
Long-Term Debt
Funding program loans	3	3
0.49%, due 2014, fixed interest rate [Member]
Long-Term Debt
Funding program loans	3	8
0.50%, due 2016, fixed interest rate [Member]
Long-Term Debt
Funding program loans	1	2
0.50%, due 2017, fixed interest rate [Member]
Long-Term Debt
Funding program loans	1	67
0.74% due 2018, fixed interest rate [Member]
Long-Term Debt
Funding program loans	2	0
6.48%, due 2011, fixed interest rate [Member]
Long-Term Debt
Capital leases	2	8
6.00%, due 2014, fixed interest rate [Member]
Long-Term Debt
Capital leases	7	9
5.29%, due 2017, fixed interest rate [Member]
Long-Term Debt
Capital leases	2	2
1.43%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Long-Term Debt
Senior Bonds	569	720
1.50% convertible bonds due 2016 [Member]
Long-Term Debt
Convertible debt	$ 534	$ 943

Long-Term Debt (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long Term Debt Denominated by Currencies
Total long-term debt	$ 1,695	$ 2,492
U.S. dollar [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	1,113	1,666
Euro [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	$ 582	$ 826

Long Term Debt (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total long-term debt outstanding maturities
2011	$ 645
2012	109
2013	676
2014	106
2015	84
Thereafter	75
Total	$ 1,695	$ 2,492

Long-Term Debt (Details) (Textual)	12 Months Ended			1 Months Ended				12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Feb. 28, 2014 1.50% convertible bonds due 2016 [Member] USD ( $)	Feb. 29, 2012 1.50% convertible bonds due 2016 [Member] USD ( $)	Feb. 28, 2011 1.50% convertible bonds due 2016 [Member] USD ( $)	Feb. 28, 2006 1.50% convertible bonds due 2016 [Member] USD ( $)	Dec. 31, 2010 1.50% convertible bonds due 2016 [Member] USD ( $)	Dec. 31, 2009 1.50% convertible bonds due 2016 [Member] USD ( $)	Dec. 31, 2007 1.50% convertible bonds due 2016 [Member]	Dec. 31, 2010 Credit Facilities [Member] EUR ( €)	Mar. 31, 2006 1.43%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR ( €)	Dec. 31, 2010 Medium term credit facilities [Member] USD ( $)	Dec. 31, 2010 ST-Ericsson [Member] USD ( $)	Dec. 31, 2010 R and D Project In France [Member] USD ( $)	Dec. 31, 2010 R and D Project In France [Member] EUR ( €)	Sep. 30, 2010 R and D Project In France [Member] EUR ( €)	Dec. 31, 2010 R and D projects in Italy [Member] USD ( $)	Dec. 31, 2010 R and D projects in Italy [Member] EUR ( €)
Long-Term Debt (Textuals)
Zero coupon unsubordinated convertible bonds, Principal amount							$ 1,131,000,000					€ 500,000,000
Zero coupon unsubordinated convertible bonds, yield							1.50%
Bonds issued percentage of principal value							100% of Principal with a yield to maturity
Net proceeds from issuance of Zero coupon Senior convertible bonds	1,000,000	1,000,000	663,000,000				974,000,000
Conversion rate of Bonds Per one thousand Dollar Face value of Bond								43.833898		43.363087
Bonds convertible number of equivalent shares								42,694,216
Redemption Price of convertible bonds				1,126.99	1,093.81	1,077.58
Company can call the bonds at any time after March 10, 2011 Subject to conditions								Company’s share price exceeding 130% of the accreted value divided by the conversion rate for 20 out of 30 consecutive trading days.
Redemption for cash at the principal amount Conditions								The Company may redeem for cash at the principal amount at issuance plus accumulated gross yield all, but not a portion, of the convertible bonds at any time if 10% or less of the aggregate principal amount at issuance of the convertible bonds remain outstanding in certain circumstances or in the event of changes to the tax laws of the Netherlands or any successor jurisdiction
Short-term borrowings	75,000,000
No of bonds repurchased								386,000	98,000		74,000
Principal value of purchased bonds								417,000,000	106,000,000
Cash consideration	218,000,000	134,000,000	187,000,000					410,000,000	103,000,000		98,000,000
Gain on the repurchase of bonds								7,000,000	3,000,000
Issue price as percentage of principal amount												99.87%
Coupon rate of Note												Three-month Euribor plus 0.40%
Line of Credit Facility [Line Items]
Unutilized committed medium term credit facilities	664,000,000												492,000,000	100,000,000	341,000,000	245,000,000	350,000,000	380,000,000	250,000,000
Amount paid back															$ 98,000,000			$ 54,000,000

Post-Retirement and Other Long-Term Employees Benefits (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2008 Pension Benefits [Member]	Dec. 31, 2010 Other Long-Term Benefits [Member]	Dec. 31, 2009 Other Long-Term Benefits [Member]	Dec. 31, 2008 Other Long-Term Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			$ 654	$ 587		$ 43	$ 42
Service cost			25	22	20	8	4	4
Interest cost			26	25	32	2	2	3
Employee contributions			5	4
Benefits paid			(12)	(25)		(3)	(2)
Effect of settlement			(18)	(16)			(3)
Effect of curtailment			(2)	(2)		(1)
Actuarial (gain) loss			19	29		4	(1)
Transfer in				12			1
Transfer out			(2)	(5)			(1)
Plan amendment			12
Foreign currency translation adjustment			(6)	23		(3)	1
Benefit obligation at end of year			701	654	587	50	43	42
Change in plan assets:
Plan assets at fair value at beginning of year			339	262
Expected return on plan assets			18	16	18
Employer contributions	24	46	24	46
Employee contributions			5	5
Benefit paid			(4)	(13)
Effect of settlement			(18)	(14)
Acturial gain (loss)			1	25
Transfer in				7
Transfer out				(6)
Foreign currency translation adjustments			7	11
Plan assets at fair value at end of year	372		372	339	262
Funded status			(329)	(315)		(50)	(43)
Net amount recognized in the of the following:
Non current assets	4	2	4	2
Current liabilities	(21)	(30)	(18)	(8)		(3)	(9)
Non Current liabilities	(326)	(317)	(315)	(309)		(47)	(34)
Net amount recognized			$ (329)	$ (315)		$ (50)	$ (43)

Post-Retirement and Other Long-Term Employees Benefits (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income (loss) before tax effects
Other comprehensive income, actuarial (gains)/losses, beginning balance	$ 72	$ 74
Net amount generated/arising in current year, actuarial (gains)/losses	21	4
Amortization, actuarial (gains)/losses	(9)	(6)
Foreign currency translation, actuarial (gains)/losses before tax	2	4
Effect of curtailment/settlement, actuarial (gains)/losses		(4)
Other comprehensive income, actuarial (gains)/losses, ending balance	86	72
Other comprehensive income, prior service cost, beginning balance	4	6
Net amount generated/arising in current year, prior service cost	12
Amortization, prior service cost	(5)	(2)
Other comprehensive income, prior service cost, ending balance	11	4
Other comprehensive income, total, beginning balance	76	80
Net amount generated/arising in current year, total	33	4
Amortization, total	(14)	(8)
Foreign currency translation adjustment, total	2	4
Effect of curtailment/settlement, total		(4)
Other comprehensive income, total, ending balance	$ 97	$ 76

Post-Retirement and Other Long-Term Employees Benefits (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Components of the net periodic benefit cost
Service cost	$ 25	$ 22	$ 20
Interest cost	26	25	32
Expected return on plan assets	(18)	(16)	(18)
Amortization of actuarial loss (gain)	4	6	2
Amortization of prior service cost	1	2	2
Effect of settlement	5	2	(3)
Effect of curtailment	(2)	(2)	(1)
Net periodic benefit cost	41	39	34
Other Long-Term Benefits [Member]
Components of the net periodic benefit cost
Service cost	8	4	4
Interest cost	2	2	3
Amortization of actuarial loss (gain)	3	(1)	1
Amortization of prior service cost	1
Effect of curtailment	(1)
Net periodic benefit cost	$ 13	$ 5	$ 8

Post Retirement and Other Long Term Employees Benefits (Details 3)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average assumptions used in the determination of the benefit obligation and the plan asset
Discount rate	4.68%	5.11%	5.23%
Salary increase rate	3.13%	3.08%	3.46%
Expected long-term rate of return on funds for the pension expense of the year	4.99%	5.28%	5.69%

Post Retirement and Other Long Term Employees Benefits (Details 4)	Dec. 31, 2010	Dec. 31, 2009
Pension plan asset allocation
Equity securities	39.00%	38.00%
Bonds securities remunerating interest	32.00%	33.00%
Real estate	7.00%	9.00%
Other	22.00%	20.00%
Total	100.00%	100.00%

Post-Retirement and Other Long-Term Employees Benefits (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 Cash and Cash Equivalents [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Government Debt Securities [Member]	Dec. 31, 2010 Government Debt Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Government Debt Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Government Debt Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Corporate Debt Securities [Member]	Dec. 31, 2010 Corporate Debt Securities [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Corporate Debt Securities [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Corporate Debt Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Derivative [Member]	Dec. 31, 2010 Derivative [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Derivative [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Derivative [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Investment Funds [Member]	Dec. 31, 2010 Investment Funds [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Investment Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Investment Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2010 Real Estate [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Real Estate [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Other Plan Asset [Member]	Dec. 31, 2010 Other Plan Asset [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Other Plan Asset [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Other Plan Asset [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 372	$ 24	$ 24	$ 0	$ 0	$ 144	$ 143	$ 1	$ 0	$ 68	$ 34	$ 34	$ 0	$ 50	$ 24	$ 26	$ 0	$ 30	$ 25	$ 5	$ 0	$ 23	$ 1	$ 20	$ 2	$ 27	$ 7	$ 15	$ 5	$ 6	$ 1	$ 0	$ 5	$ 259	$ 101	$ 12	$ 12

Post Retirement and Other Long Term Employees Benefits (Details 6) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets:
Plan assets at fair value at beginning of year	$ 372	$ 12
Actual rate on plan assets mainly due to real estate		(2)
Reclassification from Level 2		2
Plan assets at fair value at end of year	$ 372	$ 12

Post Retirement and Other Long Term Employees Benefits (Details 7) (USD $) In Millions	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2011	$ 30
2012	29
2013	30
2014	36
2015	32
From 2016 to 2020	195
Other Long-Term Benefits [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2011	2
2012	2
2013	8
2014	3
2015	4
From 2016 to 2020	$ 18

Post Retirement and Other Long Term Employees Benefits (Details) (Textuals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Post Retirement And Other Long Term Employees Benefits (Textuals) [Abstract]
Expected amortization of actuarial losses in year 2011	$ 5
Expected amortization of past service cost in year 2011	(1)
Contributions to plan assets		24	46
Expected contribution in cash		16
Accrued benefits related to defined contribution pension plans		14	13
Annual cost of defined contribution plans		$ 89	$ 81	$ 72

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of stock option activity
Outstanding shares, begining balance	37,943,832	39,431,433	46,765,635
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 39	$ 39	$ 62.01
Outstanding, Weighted Average Price Per Share	$ 27.33	$ 27.35	$ 31.42
Options expired, shares			(5,923,552)
Options expired, Lower Range, Price Per Share			$ 44
Options expired, Upper Range, Price Per Share			$ 62.01
Options expired, Weighted Average Price Per Share			$ 59.1
Options forfeited, shares	(2,646,937)	(1,487,601)	(1,410,650)
Options forfeited, Lower Range, Price Per Share	$ 17.08	$ 17.08	$ 16.73
Options forfeited, Upper Range, Price Per Share	$ 39	$ 39	$ 62.01
Options forfeited, Weighted Average Price Per Share	$ 29.55	$ 27.69	$ 27.9
Outstanding shares, ending balance	35,296,895	37,943,832	39,431,433
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 39	$ 39	$ 39
Outstanding, Weighted Average Price Per Share	$ 27.17	$ 27.33	$ 27.35

Shareholders' Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2010
$16.73 - $17.31 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	130,531
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.31
Weighted average exercise price	$ 17.04
Weighted average remaining contractual life	3.8
$19.18 - $24.88 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	18,809,704
Option price range, Lower	$ 19.18
Option price range, Upper	$ 24.88
Weighted average exercise price	$ 21.02
Weighted average remaining contractual life	2.8
$25.90 - $29.70 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	153,650
Option price range, Lower	$ 25.9
Option price range, Upper	$ 29.7
Weighted average exercise price	$ 26.72
Weighted average remaining contractual life	2.4
$31.09 - $39.00 [Member]
Range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable
Number of shares	16,203,010
Option price range, Lower	$ 31.09
Option price range, Upper	$ 39
Weighted average exercise price	$ 34.38
Weighted average remaining contractual life	0.9

Shareholders' Equity (Details 2)	12 Months Ended					12 Months Ended		1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		13 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2009 Employee Plan, 2006 [Member] USD ( $)	Dec. 31, 2009 Supervisory Board 2006 Plan [Member] EUR ( €)	Apr. 30, 2008 Employee Plan, 2007 [Member]	Feb. 29, 2008 Employee Plan, 2007 [Member]	Dec. 31, 2007 Employee Plan, 2007 [Member]	Jun. 30, 2007 Employee Plan, 2007 [Member]	Dec. 31, 2010 Employee Plan, 2007 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2007 [Member] USD ( $)	Dec. 31, 2008 Employee Plan, 2007 [Member]	Apr. 30, 2007 Supervisory Board 2007 Plan [Member]	Dec. 31, 2010 Supervisory Board 2007 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2007 Plan [Member] EUR ( €)	Dec. 31, 2008 Supervisory Board 2007 Plan [Member]	Apr. 28, 2007 Supervisory Board 2007 Plan [Member] EUR ( €)	Feb. 28, 2009 Employee Plan, 2008 [Member]	Jul. 31, 2008 Employee Plan, 2008 [Member]	Dec. 31, 2010 Employee Plan, 2008 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2008 [Member] USD ( $)	Feb. 27, 2009 Employee Plan, 2008 [Member]	Jul. 22, 2008 Employee Plan, 2008 [Member]	May 31, 2009 Supervisory Board 2008 Plan [Member]	May 31, 2008 Supervisory Board 2008 Plan [Member]	Dec. 31, 2010 Supervisory Board 2008 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2008 Plan [Member] EUR ( €)	May 16, 2008 Supervisory Board 2008 Plan [Member] EUR ( €)	Nov. 30, 2009 Employee Plan, 2009 [Member]	Dec. 31, 2010 Employee Plan, 2009 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2009 [Member] USD ( $)	Jul. 31, 2010 Employee Plan, 2009 [Member]	Jul. 28, 2009 Employee Plan, 2009 [Member]	May 31, 2009 Supervisory Board 2009 Plan [Member]	Dec. 31, 2010 Supervisory Board 2009 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2009 Plan [Member] EUR ( €)	Dec. 31, 2010 Employee Plan 2010 [Member] USD ( $)	Jul. 30, 2010 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ( $)	Jul. 22, 2010 Employee Plan 2010 [Member]	May 31, 2010 Supervisory Board 2010 Plan [Member]	Dec. 31, 2010 Supervisory Board 2010 Plan [Member] EUR ( €)
Summary of the nonvested share activity
Beginning Balance, Number of Shares	8,851,270	11,169,105										1,539,083										1,399,373		8,901	619,609										2,770,290		157,500					6,285,170
Awards granted, Number of Shares									135,550	84,450	5,691,840				165,000					50,400	5,723,305		50,400				165,000				8,300		5,583,540	5,575,240		165,000		165,000	221,650	6,344,725	6,566,375		172,500	172,500
Awards forfeited, Number of Shares						(8,507)		22,559		14,023		(5,944)	(52,896)	926,121						33,589		(13,730)	(73,057)			3,747,193					2,762	(49,682)	(42,800)	1,827,349				(7,500)			(59,555)			(7,500)
Awards cancelled on failed vesting conditions, Number of Shares																							(3,780,782)									(1,830,111)
Awards vested, Number of Shares	395,853	3,914				(1,694,162)	(14,000)					1,595,384	(1,898,592)	1,097,124		(45,000)	(45,000)	(45,000)				(769,462)	(451,979)					(52,500)	(47,500)			(886,891)					(62,500)							(15,000)
Ending Balance, Number of Shares	10,196,886	8,851,270										0	1,539,083			0							1,399,373	8,901	619,609			42,500			3,766				2,770,290		95,000	157,500				6,285,170		150,000
Exercise price, Beginning Balance	$ 0	$ 0	€ 1.04	€ 1.04	€ 1.04							$ 0				€ 1.04			€ 1.04			$ 0						€ 1.04		€ 1.04		$ 0					€ 1.04
Awards granted, Exercise Price													$ 19.35										$ 10.64										$ 7.54
Exercise price, Ending Balance	$ 0	$ 0	€ 1.04	€ 1.04	€ 1.04	$ 0	€ 1.04					$ 0	$ 0			€ 1.04	€ 1.04		€ 1.04			$ 0	$ 0					€ 1.04	€ 1.04	€ 1.04		$ 0	$ 0				€ 1.04	€ 1.04	$ 0		$ 0			€ 1.04

Shareholders' Equity (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	$ 34	$ 38	$ 78
Cost of Sales [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	6	7	15
Selling, general and administrative [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	18	19	37
Research and development [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation	10	11	24
Loss on equity investment [Member]
Classification of pre-payroll tax and social contribution stock-based compensation expense included in consolidated statements of income
Total pre-payroll tax and social contribution compensation		$ 1	$ 2

Shareholders' Equity (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated balances related to each component of Other comprehensive income (loss)
Beginning Balance, Foreign currency translation adjustment	$ 1,224	$ 1,164	$ 1,327
Beginning Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	(6)	(16)	(2)
Beginning Balance, Unrealized gain (loss) on derivatives, net of tax	6	11	12
Beginning Balance, Impact on change on accounting standards, net of tax	(60)	(65)	(17)
Beginning Balance, Accumulated other comprehensive income (loss)	1,164	1,094	1,320
Other comprehensive income (loss), Foreign currency translation adjustment	(255)	61	(163)
Other comprehensive income (loss), Unrealized gain (loss) on available-for-sale financial assets, net of tax	28	10	(14)
Other comprehensive income (loss), Unrealized gain (loss) on derivatives, net of tax	55	(5)	(1)
Other comprehensive income (loss), Impact on change on accounting standards, net of tax	(13)	4	(48)
Ending Balance, Foreign currency translation adjustment	969	1,224	1,164
Ending Balance, Unrealized gain (loss) on available-for-sale financial assets, net of tax	22	(6)	(16)
Ending Balance, Unrealized gain (loss) on derivatives, net of tax	61	6	11
Ending Balance, Impact on change on accounting standards, net of tax	(73)	(60)	(65)
Ending Balance, Accumulated other comprehensive income (loss)	979	1,164	1,094
Other comprehensive income (loss), Accumulated other comprehensive income (loss)	(196)	85	(245)
Accumulated Other Comprehensive Income (Loss)
Accumulated balances related to each component of Other comprehensive income (loss)
Other comprehensive income (loss), Accumulated other comprehensive income (loss)	$ (185)	$ 70	$ (226)

Shareholders' Equity (Details) (Textual) In Millions, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended		12 Months Ended																		1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		13 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		13 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2007	Dec. 31, 2002	Dec. 31, 2010 EUR ( €)	Dec. 31, 2009 EUR ( €)	May 14, 2009	Dec. 31, 2008 EUR ( €)	Jan. 22, 2008	Dec. 31, 2009 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2001 Employee Stock Option Plan, 2001 [Member]	Dec. 31, 2002 Supervisory Board Option Plan [Member]	Dec. 31, 2001 Supervisory Board Option Plan [Member]	Dec. 31, 2000 Supervisory Board Option Plan [Member]	Dec. 31, 1999 Supervisory Board Option Plan [Member]	Dec. 31, 2002 Advisor to supervisory Board [Member]	Dec. 31, 2001 Advisor to supervisory Board [Member]	Dec. 31, 2000 Advisor to supervisory Board [Member]	Dec. 31, 1999 Advisor to supervisory Board [Member]	Dec. 31, 2009 Employee Plan, 2006 [Member] USD ( $)	Dec. 31, 2008 Employee Plan, 2006 [Member]	Dec. 31, 2007 Employee Plan, 2006 [Member]	Dec. 31, 2006 Employee Plan, 2006 [Member]	Dec. 31, 2009 Supervisory Board 2006 Plan [Member] EUR ( €)	Dec. 31, 2010 Subplan 2006 Employee Plan [Member]	Dec. 31, 2009 Subplan 2006 Employee Plan [Member]	Dec. 31, 2007 Subplan 2006 Employee Plan [Member]	Dec. 31, 2006 Subplan 2006 Employee Plan [Member]	Dec. 31, 2010 Subplan 2006 Employee Plan, Third Tranch [Member]	Dec. 31, 2009 Employee Plan, 2007 [Member] USD ( $)	Apr. 30, 2008 Employee Plan, 2007 [Member]	Feb. 29, 2008 Employee Plan, 2007 [Member]	Dec. 31, 2007 Employee Plan, 2007 [Member]	Jun. 30, 2007 Employee Plan, 2007 [Member]	Dec. 31, 2010 Employee Plan, 2007 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2007 [Member] USD ( $)	Dec. 31, 2008 Employee Plan, 2007 [Member]	Dec. 31, 2007 Employee Plan, 2007 [Member]	Apr. 30, 2007 Supervisory Board 2007 Plan [Member]	Dec. 31, 2010 Supervisory Board 2007 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2007 Plan [Member] EUR ( €)	Dec. 31, 2008 Supervisory Board 2007 Plan [Member]	Apr. 28, 2007 Supervisory Board 2007 Plan [Member] EUR ( €)	Dec. 31, 2007 Subplan 2007 Employee Plan [Member]	Dec. 31, 2010 Subplan 2007 Employee Plan [Member]	Dec. 31, 2009 Subplan 2007 Employee Plan [Member]	Dec. 31, 2008 Subplan 2007 Employee Plan [Member]	Dec. 31, 2007 Subplan 2007 Employee Plan [Member]	Dec. 31, 2010 Subplan Two 2007 Employee Plan [Member]	Dec. 31, 2009 Subplan Two 2007 Employee Plan [Member]	Dec. 31, 2007 Subplan Two 2007 Employee Plan [Member]	Feb. 28, 2009 Employee Plan, 2008 [Member]	Jul. 31, 2008 Employee Plan, 2008 [Member]	Dec. 31, 2010 Employee Plan, 2008 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2008 [Member] USD ( $)	May 14, 2011 Employee Plan, 2008 [Member]	May 14, 2010 Employee Plan, 2008 [Member]	Jul. 23, 2009 Employee Plan, 2008 [Member]	May 14, 2009 Employee Plan, 2008 [Member]	Feb. 27, 2009 Employee Plan, 2008 [Member]	Jul. 22, 2008 Employee Plan, 2008 [Member]	May 31, 2009 Supervisory Board 2008 Plan [Member]	May 31, 2008 Supervisory Board 2008 Plan [Member]	Dec. 31, 2010 Supervisory Board 2008 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2008 Plan [Member] EUR ( €)	May 16, 2008 Supervisory Board 2008 Plan [Member] EUR ( €)	May 31, 2009 Subplan 2008 Employee Plan [Member]	Feb. 28, 2009 Subplan 2008 Employee Plan [Member]	Apr. 30, 2008 Subplan 2008 Employee Plan [Member]	Dec. 31, 2009 Subplan 2008 Employee Plan [Member]	May 14, 2010 Subplan 2008 Employee Plan [Member]	Feb. 27, 2009 Subplan 2008 Employee Plan [Member]	Jul. 22, 2008 Subplan 2008 Employee Plan [Member]	May 31, 2009 Sub Plan Two 2008 Employee Plan [Member]	Feb. 28, 2009 Sub Plan Two 2008 Employee Plan [Member]	Dec. 31, 2009 Sub Plan Two 2008 Employee Plan [Member]	Feb. 28, 2010 Sub Plan Two 2008 Employee Plan [Member]	Feb. 27, 2009 Sub Plan Two 2008 Employee Plan [Member]	Jul. 22, 2008 Sub Plan Two 2008 Employee Plan [Member]	Nov. 30, 2009 Employee Plan, 2009 [Member]	Dec. 31, 2010 Employee Plan, 2009 [Member] USD ( $)	Dec. 31, 2009 Employee Plan, 2009 [Member] USD ( $)	Jul. 31, 2010 Employee Plan, 2009 [Member]	Jul. 23, 2012 Employee Plan, 2009 [Member]	May 20, 2012 Employee Plan, 2009 [Member]	May 20, 2011 Employee Plan, 2009 [Member]	May 20, 2010 Employee Plan, 2009 [Member]	Jul. 28, 2009 Employee Plan, 2009 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ( $)	Jul. 30, 2010 Employee Plan 2010 [Member]	Dec. 31, 2010 Employee Plan 2010 [Member] USD ( $)	Jul. 22, 2010 Employee Plan 2010 [Member]	May 31, 2009 Supervisory Board 2009 Plan [Member]	Dec. 31, 2010 Supervisory Board 2009 Plan [Member] EUR ( €)	Dec. 31, 2009 Supervisory Board 2009 Plan [Member] EUR ( €)	May 20, 2010 Supervisory Board 2009 Plan [Member]	May 20, 2009 Supervisory Board 2009 Plan [Member]	May 31, 2010 Supervisory Board 2010 Plan [Member]	Dec. 31, 2010 Supervisory Board 2010 Plan [Member] EUR ( €)	May 27, 2010 Supervisory Board 2010 Plan [Member]	Jul. 31, 2010 Subplan 2009 Employee Plan [Member]	May 14, 2010 Subplan 2009 Employee Plan [Member]	Jul. 28, 2009 Subplan 2009 Employee Plan [Member]	May 14, 2009 Subplan 2009 Employee Plan [Member]	Jul. 22, 2010 Subplan 2010 [Member]
Shareholders Equity (Textuals) [Abstract]
Common stock, nominal value						€ 1.04	€ 1.04
Total Authorised Share Capital							€ 1,810
Common stock, shares authorized	1,200,000,000	1,200,000,000
Preferred stock, shares authorized	540,000,000	540,000,000								540,000,000
Common stock, shares issued	910,420,305	910,319,305
Common stock, shares outstanding	881,686,303	878,333,566
Preference Shares Outstanding Maximum Period			2
Share issued as a percentage of par value of the preference shares to be issued		25.00%
Repurchase of common shares Authorised to repurchase			30,000,000
Acquisition of shares			29,520,220
Acquisition of shares, value			(313)
Transfer of tresury share to employees under the Company's share based remuneration programs	14,186,218
Transfer of tresury share to employees under the Company's share based remuneration	3,251,737
Company owned a number of treasury shares	28,734,002
Weighted Average Remaining contractual life of options	1.9	2.9	3.9
Net amount of accumulated other comprehensive income reclassified as earnings		6
Cash dividend per share declared	$ 0.28	$ 0.12	$ 0.36
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory	2	2	3
Total unrecognized compensation cost related to the grant of nonvested shares		33
Expected weighted average period recognized fot total unrecognized compensation cost		18.1
Deferred income tax expense relating to unvested share based compensation expense	3	8	3
Dividend paid during the year	212	158	240
Dividends payable to shareholders	62	26
Cash dividend paid per common share	$ 0.07	$ 0.03
Dividend Paid	$ 186	$ 79
Additional Shares granted for free to Employees	Two third of the total number of awards granted
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award (Textuals) [Abstract]
Common stock, nominal value	$ 0	$ 0	$ 0			€ 1.04	€ 1.04		€ 1.04												$ 0				€ 1.04						$ 0					$ 0	$ 0				€ 1.04	€ 1.04		€ 1.04											$ 0	$ 0									€ 1.04	€ 1.04	€ 1.04															$ 0	$ 0							$ 0		$ 0			€ 1.04	€ 1.04				€ 1.04
Maximum Period authorised to be granted												60,000,000
Number of Option eligible to receive by Supervisory and Advisory Board at closing Market Price of Share on the Date of Grant													12,000	9,000	9,000	18,000	6,000	4,500	4,500	9,000
Awards immediately waived																																												22,500																							22,500																															7,500			7,500
Options granted in period																																	135,550	84,450	5,691,840					165,000													50,400	5,723,305		50,400								165,000																	8,300		5,583,540	5,575,240						221,650	6,344,725	6,566,375		165,000		165,000			172,500	172,500
Number of share waived																					(8,507)											22,559		14,023		(5,944)	(52,896)	926,121							498			242,233				2,634	33,589		(13,730)	(73,057)							3,747,193					1,020,134	11,365	5,887					35,598	1,332					2,762	(49,682)	(42,800)	1,827,349								(59,555)				(7,500)				(7,500)		475,238
Vesting period of option					30 days											1 year																																																																																one third after 12 months, one third after 24 months and one third after 36 months following the date of the grant
Option expire after date of grant, in years					10 years						10 years					8 years
Awards vested, Number of Shares	395,853	3,914																			(1,694,162)				(14,000)	1,097,454				4,395						1,595,384	(1,898,592)	1,097,124			(45,000)	(45,000)	(45,000)				1,048,429	4,248			768,157				(769,462)	(451,979)									(52,500)	(47,500)					5,719											(886,891)													(62,500)					(15,000)
Shares accelarated during period																																											7,500
Number of outstanding awards	10,196,886	8,851,270	11,169,105																												1,539,083					0	1,539,083				0						409,491				4,395					1,399,373					8,901	619,609			42,500						509,324		5,685	173,885			11,906		240	6,294	3,766								2,770,290				6,285,170		95,000	157,500				150,000				954,065		1,616,500
Requisite service period required of granted stock awards vested for the nonvested shares granted under the local subplan																																				36% as at April 26, 2010	32% as at April 26, 2009	32% as at April 26, 2008								64% of the granted stock awards vested at June 19, 2009 and 36% as at June 19, 2010				32% vest at June 19, 2008, 32% as at April 26, 2009 and 36% as at April 26, 2010
Shares accelerated during the period under First Tranche of Employee Plan																																						31,786
Shares accelerated during the period under First Tranche of The Local Sub Plan																																						2,999
Shares accelerated during period under Secod Tranche of Employee Plan																																															32,360
Shares accelerated during period under Second Tranche of Local Sub Plan																																															4,974
Shares accelerated during period under Third Tranche of Employee Plan																														35,857
Shares accelerated during period under Third Tranche of Local Sub Plan																														12,262
Additional Shares Granted to Selected Employee designated by the Managing Board of the Company as Part of the Plan																															8,300						50,400
Shares Granted in First Tranche																							50,031	8,885			36,122		21,648									26,407	10,434							8,417	1,602
Shares Granted in Second Tranche		(47,500)																				47,551		8,885													21,585	21,978								4,404
Shares Granted in Third Tranche	24,653																				51,514			9,264			20,174		12,147
Shares Accelerated during the period under First Tranche																												1,196										320	11,311
Shares Accelerated during the period under Second Tranche																												598									567
Shares Accelerated during the period under Third Tranche				23,181																								108																					900
Non-vested shares outstanding under Additional Grant																																																								12,329															5,685						668					221,650	8,300
First tranche of the original plan vested share																																																																								3,348						214																			52,500
Second tranche of original plan vested share																																																																																																							2,648
Subplan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																																									36.00%	32.00%		32.00%																										36.00%	32.00%	32.00%
Requisite service period required of granted stock awards vested for the nonvested shares granted under the local subplan																																																																																					64.00%	36.00%
Vested shares represented under the original plan																																																												427,324
First tranche of the subplan representing shares																																																											15,588	5,719																												1,772
Second tranche of plan representing shares								401,928																																																																																																	5,612
Shares Accelerated	15,000																																								5,000
Awards cancelled on failed vesting conditions, Number of Shares																																																								(3,780,782)																										(1,830,111)
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan																																					$ 19.35																			$ 10.64																											$ 7.54

Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic EPS
Net income (loss)	$ 830	$ (1,131)	$ (786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Basic EPS	$ 0.94	$ (1.29)	$ (0.88)
Diluted EPS
Net income (loss)	830	(1,131)	(786)
Convertible debt interest	10
Net income (loss) adjusted	$ 840	$ (1,131)	$ (786)
Weighted average shares outstanding	880,375,234	876,928,190	891,955,940
Dilutive effect of stock options	0
Dilutive effect of nonvested shares	3,555,806
Dilutive effect of convertible debt	27,180,653
Number of shares used in calculating diluted EPS	911,111,693	876,928,190	891,955,940
Diluted EPS	$ 0.92	$ (1.29)	$ (0.88)
Convertible debt [Line Items]
Common shares outstanding for convertible debt	21,491,685
Stock Options [Member]
Antidilutive Shares Included In Outstanding Stock Options [Line Items]
Portion of anti-dilutive shares in outstanding stock option	35,296,895	37,943,832	39,431,433
0.50% convertible bonds due 2013 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	5,624
1.50% convertible bonds due 2016 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	21,486,061

Revenues Under Multiple Deliverable Arrangements (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Actual past and expected future revenues for multiple deliverable arrangements
Licenses and process documentation	$ 29	$ 23
Licenses and process documentation, 2011	19
Training and support services	28	1
Training and support services, 2011	8
Training and support services, 2012	2
Training and support services, 2013	7
Total Revenue from Multiple Deliverable Agreements	57	24
Total Revenue from Multiple Deliverable Agreements, 2011	27
Total Revenue from Multiple Deliverable Agreements, 2012	2
Total Revenue from Multiple Deliverable Agreements, 2013	$ 7

Other Income and Expense, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Income and Expense, Net
Total	$ 90	$ 166	$ 62
Research and Development Arrangement [Member]
Other Income and Expense, Net
Total	106	202	83
Start-up and phase-out costs [Member]
Other Income and Expense, Net
Total	(15)	(39)	(17)
Exchange gain, net [Member]
Other Income and Expense, Net
Total	11	11	20
Patent costs, net of gain from settlement [Member]
Other Income and Expense, Net
Total	(12)	(5)	(24)
Gain on sale of long-lived assets, net [Member]
Other Income and Expense, Net
Total	4	3	4
Other Income Expense Net [Member]
Other Income and Expense, Net
Total	$ (4)	$ (6)	$ (4)

Impairment, Restructuring Charges and Other Related Closure Costs (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	$ (11)	$ (35)	$ (290)
Restructuring charges	(75)	(221)	(156)
Other related closure costs	(18)	(35)	(35)
Total impairment, restructuring charges and other related closure costs	(104)	(291)	(481)
Manufacturing Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(1)	(25)	(77)
Restructuring charges	(15)	(69)	(79)
Other related closure costs	(11)	(32)	(8)
Total impairment, restructuring charges and other related closure costs	(27)	(126)	(164)
FMG Disposal [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment			(190)
Restructuring charges			(2)
Other related closure costs			(24)
Total impairment, restructuring charges and other related closure costs			(216)
STE Restructuring Plan [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment	(10)
Restructuring charges	(59)	(99)
Other related closure costs	(5)	(1)
Total impairment, restructuring charges and other related closure costs	(74)	(100)
Goodwill Annual Impairment Test [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment		(6)	(13)
Total impairment, restructuring charges and other related closure costs		(6)	(13)
Other Restructuring Initiatives [Member]
Summary of Impairment Restructuring Charges and Other Related Closure Costs
Impairment		(4)	(10)
Restructuring charges	(1)	(53)	(75)
Other related closure costs	(2)	(2)	(3)
Total impairment, restructuring charges and other related closure costs	$ (3)	$ (59)	$ (88)

Impairment, Restructuring Charges and Other Related Closure Costs (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	$ 194	$ 234
Charges incurred	100	256
Adjustments for unused provisions	(7)
Amounts paid	(142)	(296)
Currency translation effect	(9)
Provision for ending balance at December 31	136	194
STE Restructuring Plan [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	83	0
Charges incurred	67	100
Adjustments for unused provisions	(3)
Amounts paid	(81)	(17)
Currency translation effect	(6)
Provision for ending balance at December 31	60	83
Manufacturing Restructuring Plan [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	58	113
Charges incurred	26	101
Amounts paid	(27)	(156)
Provision for ending balance at December 31	57	58
FMG Disposal [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	0	20
Amounts paid		(20)
Provision for ending balance at December 31	0	0
Other Restructuring Initiatives [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	53	101
Charges incurred	7	55
Adjustments for unused provisions	(4)
Amounts paid	(34)	(103)
Currency translation effect	(3)
Provision for ending balance at December 31	$ 19	$ 53

Impairment, Restructuring Charges and Other Related Closure Costs (Details) (Textuals) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textuals)
Impairment charges		$ 11	$ 35	$ 290
Restructuring charges and other related closure costs		93	256	191
Other related closure costs		18	35	35
Impairment Restructuring Charges and Other Related Closure Costs (Textuals)
Impairment charge on long-lived assets			21
Impairment on certain specific equipment			4
Impairment on goodwill	6		6
Other-than-temporary impairment charges of equity investments		(1)	(3)
Impairment charge on long-lived assets				75
Total amounts paid for restructuring and related closure costs		142	296
Manufacturing Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textuals)
Impairment charges		1	25	77
Restructuring charges and other related closure costs		26	101	87
Other related closure costs		11	32	8
Pre-tax charges incurred		276
Expected to result in pre-tax charges, maximum		270
Expected to result in pre-tax charges, minimum		300
FMG Disposal [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textuals)
Impairment charges				190
Restructuring charges and other related closure costs				26
Other related closure costs				24
STE Restructuring Plan [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textuals)
Impairment charges		10
Number of workforce reduced			1,200
Restructuring charges and other related closure costs		64	100
Termination benefits for employees		59
Other related closure costs		5	1
Pre-tax charges incurred		164
Expected to result in pre-tax charges, maximum		135
Expected to result in pre-tax charges, minimum		155
Other Restructuring Initiatives [Member]
Impairment Restructuring Charges and Other Related Closure Costs (Additional) (Textuals)
Impairment charges			4	10
Restructuring charges and other related closure costs		3	55	78
Other related closure costs		$ 2	$ 2	$ 3

Interest Income (Expense), Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income, (expense), net consisted
Income	$ 31	$ 59	$ 132
Expense	(34)	(50)	(81)
Interest Income, Total	(3)	9	51
Floating Rate Notes [Member]
Interest income, (expense), net consisted
Interest Income, Total	3	8	37
Auction Rate Securities [Member]
Interest income, (expense), net consisted
Interest Income, Total	2	7	14
Long Term Notes [Member]
Interest income, (expense), net consisted
Interest Income, Total	$ 5	$ 16	$ 11

Income Tax (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income (loss) before income tax expense
Income (Loss) recorded in The Netherlands	$ 264	$ (376)	$ (1,232)
Income (loss) from foreign operations	427	(1,120)	409
Income (loss) before income tax benefit (expense)	691	(1,496)	(823)
Income tax benefit (expense)
The Netherlands taxes - current	(3)	4	(1)
Foreign taxes - current	(53)	(54)	(25)
Current taxes	(56)	(50)	(26)
The Netherlands taxes - deferred	(4)
Foreign taxes - deferred	(89)	145	69
Income tax benefit (expense)	$ (149)	$ 95	$ 43

Income Tax (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Differences in income taxes computed at the Netherlands statutory rate and the effective income tax rate
Income tax benefit (expense) computed at statutory rate	$ (176)	$ 382	$ 210
Non-deductible, non-taxable and other permanent differences, net	(50)	(34)
Income (loss) on equity investment	62	(84)	(139)
Valuation allowance adjustments	(54)	(56)	(18)
Impact of prior years adjustments	(29)	21	48
Effects on deferred taxes of changes in enacted tax rates	3	(7)
Current year credits	76	76	66
Other tax and credits	(12)	(4)	2
Benefits from tax holidays	77	2	34
Impact of uncertain tax positions	32	(23)	(31)
Impact of FMG deconsolidation			(77)
Earnings of subsidiaries taxed at different rates	(78)	(178)	(52)
Income tax benefit (expense)	(149)	95	43
Deferred tax assets and liabilities
Tax loss carryforwards and investment credits	609	639
Inventory valuation	25	34
Impairment and restructuring charges	84	95
Fixed asset depreciation in arrears	47	53
Receivables for government funding	7	18
Tax allowances granted on past capital investments	1,113	1,096
Pension service costs	49	41
Stock awards	7	11
Commercial accruals	10	7
Other temporary differences	99	62
Total deferred tax assets	2,050	2,056
Valuation allowances	(1,396)	(1,337)
Deferred tax assets, net	654	719
Accelerated fixed asset depreciation	(83)	(66)
Acquired intangible assets	(34)	(31)
Advances of government funding	(16)	(13)
Other temporary differences	(40)	(35)
Deferred tax liabilities	(173)	(145)
Net deferred income tax asset	$ 481	$ 574

Income Tax (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gross deferred tax assets on tax loss carryforwards and investment credits expiration
2011	$ 29
2012	53
2013	13
2014	21
2015	14
Thereafter	479
Total	609	639
Reconciliation of beginning and ending amount of unrecognized tax benefits
Beginning Balance	193	153
Additions based on tax positions related to the current year	44	38
Additions for tax positions of prior years	5	10
Reductions for tax positions of prior years	(44)	(9)
Settlements	(36)
Reductions for lapse of statute of limitations	(1)
Foreign currency translation	(12)	1
Ending Balance	$ 149	$ 193

Income Tax (Details) (Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax (Textuals) [Abstract]
Netherlands statutory income taxes rate	25.50%	25.50%	25.50%
Tax credits, research	$ 146	$ 146	$ 161
Significant losses in countries subject to tax holidays	91	123	99
Effect of the tax benefits on basic earnings per share	$ 0.09	$ 0	$ 0.04
Maximum Percentage of Tax reduction from Tax holidays	100.00%
Legal inflationary index	1.45%
Deferred tax benefit (expense)	7	(3)
Tax settlements	$ 36

Commitments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The Company's commitments
Operating leases, Total	$ 378
Operating leases, 2011	103
Operating leases, 2012	77
Operating leases, 2013	49
Operating leases, 2014	29
Operating leases, 2015	26
Operating leases, Thereafter	94
Other obligations, Total	371
Other obligations, 2011	158
Other obligations, 2012	174
Other obligations, 2013	30
Other obligations, 2014	6
Other obligations, 2015	0
Other obligations, Thereafter	3
Company's commitments, Total	1,865
Company's commitments, 2011	1,264
Company's commitments, 2012	325
Company's commitments, 2013	103
Company's commitments, 2014	49
Company's commitments, 2015	26
Company's commitments, Thereafter	98
Purchase obligations of which [Line Items]
Purchase obligations, Total	1,116
Purchase obligations, 2011	1,003
Purchase obligations, 2012	74
Purchase obligations, 2013	24
Purchase obligations, 2014	14
Purchase obligations, 2015	0
Purchase obligations, Thereafter	1
Commitments (Textuals) [Abstract]
Operating lease expenses	135	174	92
Equipment purchase [Member]
Purchase obligations of which [Line Items]
Purchase obligations, Total	632
Purchase obligations, 2011	632
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Foundry purchase [Member]
Purchase obligations of which [Line Items]
Purchase obligations, Total	224
Purchase obligations, 2011	224
Purchase obligations, 2012	0
Purchase obligations, 2013	0
Purchase obligations, 2014	0
Purchase obligations, 2015	0
Purchase obligations, Thereafter	0
Software, technology licenses and design [Member]
Purchase obligations of which [Line Items]
Purchase obligations, Total	260
Purchase obligations, 2011	147
Purchase obligations, 2012	74
Purchase obligations, 2013	24
Purchase obligations, 2014	14
Purchase obligations, 2015	0
Purchase obligations, Thereafter	$ 1

Claims and Legal Proceedings (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Claims and Legal Proceedings (Details) [Abstract]
Loss contingency evaluated by plaintiff	$ 59
Amount of award arbitration to which the company is a beneficiary	$ 406

Financial Instruments and Risk Management (Details) In Millions	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Hedge On RD and other operating expense forecasted [Member] SEK (k)	Dec. 31, 2010 Hedge On RD and other operating expense forecasted [Member] EUR ( €)	Dec. 31, 2010 Hedge on Manufacturing cost forecast [Member] SEK (k)	Dec. 31, 2010 Hedge on Manufacturing cost forecast [Member] EUR ( €)	Dec. 31, 2010 Foreign exchange forward contracts [Member] Other receivables and assets [Member] USD ( $)	Dec. 31, 2009 Foreign exchange forward contracts [Member] Other receivables and assets [Member] USD ( $)	Dec. 31, 2010 Foreign exchange forward contracts [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2009 Foreign exchange forward contracts [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2010 Currency options [Member] Other receivables and assets [Member] USD ( $)	Dec. 31, 2009 Currency options [Member] Other receivables and assets [Member] USD ( $)	Dec. 31, 2010 Currency options [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2009 Currency options [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2010 Currency collars [Member] Other investments and other non-current assets[ Member] USD ( $)	Dec. 31, 2009 Currency collars [Member] Other investments and other non-current assets[ Member] USD ( $)	Dec. 31, 2010 Currency collars [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2009 Currency collars [Member] Other payables and accrued liabilities [Member] USD ( $)	Dec. 31, 2010 Contingent zero-cost collars [Member] Other receivables and assets [Member] USD ( $)	Dec. 31, 2009 Contingent zero-cost collars [Member] Other receivables and assets [Member] USD ( $)
Outstanding derivative instruments
Forward contracts			k 805	€ 415	k 0	€ 662
Currency options				20		27
Collars				63		108
Asset Derivatives
Derivative Asset Designated as Hedge, Fair Value	79	33					46	24			0	9			6	0			27	0
Derivative Asset Not Designated as Hedge, Fair Value	12	3					12	3
Total Derivatives	91	36
Liability Derivatives
Derivative Liability Designated as Hedge, Fair Value	(10)	(27)							(8)	(19)			0	(8)			(2)	0
Derivative Liability Not Designated as Hedge, Fair Value	(1)	(7)							(1)	(7)
Total Derivatives	$ (11)	$ (34)

Financial Instruments and Risk Management (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) reclassified from OCI into earnings Cost of sales	$ (37)	$ 29	$ 4
Gain (loss) reclassified from OCI into earnings	0	0
Gain (loss) reclassified from OCI into earnings		6
Cancellable swaps [Member] | Gain (loss) on financial assets [Member] | Fair Value Hedging [Member]
The effect on the consolidated statements of income of derivative instruments
Gain(loss) on financial assets		(8)
Foreign exchange forward contracts [Member] | Other income and expenses net [Member] | Nondesignated [Member]
The effect on the consolidated statements of income of derivative instruments
Gain (Loss) Recognized in Earnings	(41)	20
Foreign exchange forward contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	19	2
Gain (loss) reclassified from OCI into earnings Cost of sales	(31)	31
Foreign exchange forward contracts [Member] | Selling general and administrative [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	3	1
Gain (loss) reclassified from OCI into earnings	(6)	7
Foreign exchange forward contracts [Member] | Research and development [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	16	6
Gain (loss) reclassified from OCI into earnings	(32)	38
Currency options [Member] | Other income and expenses net [Member] | Nondesignated [Member]
The effect on the consolidated statements of income of derivative instruments
Gain (Loss) Recognized in Earnings
Currency options [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	(1)	(1)
Gain (loss) reclassified from OCI into earnings Cost of sales	(6)	(2)
Currency options [Member] | Selling general and administrative [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) reclassified from OCI into earnings Cost of sales	(1)	(1)
Currency options [Member] | Research and development [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	(1)	(1)
Gain (loss) reclassified from OCI into earnings	(3)	(2)
Currency collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative
Gain (loss) reclassified from OCI into earnings
Currency collars [Member] | Research and development [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative	2
Combined options [Member] | Gain (loss) on financial instruments, net [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) reclassified from OCI into earnings	4
Contingent zero-cost collars [Member] | Gain (loss) on financial instruments, net [Member] | Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Unrealized Gain on Price Risk Cash Flow Derivatives, before Tax	27
Gain (loss) reclassified from OCI into earnings	16
Cash Flow Hedging [Member]
Effect on the consolidated statements of income and on the Other comprehensive income of derivative instruments designated as cash flow hedge
Gain (loss) deferred in OCI on derivative, Total	65	7
Gain (loss) reclassified from OCI into earnings	(59)	71
Nondesignated [Member]
The effect on the consolidated statements of income of derivative instruments
Gain (Loss) Recognized in Earnings	$ (41)	$ 20

Financial Instruments and Risk Management (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial assets (liabilities) measured at fair value on a recurring basis
Total	$ 1,223	$ 1,266
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	1,061	1,038
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Aaa debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	350	340
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Aaa debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	213	144
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	118	177
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | United States denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	200	360
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	161
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Available-for-sale long term subordinated notes [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	11	10
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	8	7
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash Flow Hedging [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Nondesignated [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	80	2
Significant Other Observable Inputs (Level 2) [Member] | Aaa debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Aaa debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | United States denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale long term subordinated notes [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Other Observable Inputs (Level 2) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Cash Flow Hedging [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	69	6
Significant Other Observable Inputs (Level 2) [Member] | Nondesignated [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	11	(4)
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	82	226
Significant Unobservable Inputs (Level 3) [Member] | Aaa debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Aaa debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	10	11
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | United States denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	72	42
Significant Unobservable Inputs (Level 3) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale long term subordinated notes [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		173
Significant Unobservable Inputs (Level 3) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Cash Flow Hedging [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Nondesignated [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Aaa debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	350	340
Aaa debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	213	144
Euro denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	10	11
Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	118	177
United States denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	200	360
Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	72	42
Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	161
Available-for-sale long term subordinated notes [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		173
Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	11	10
Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	8	7
Cash Flow Hedging [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	69	6
Nondesignated [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	$ 11	$ (4)

Financial Instruments and Risk Management (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reconciliation for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Beginning Balance	$ 226	$ 421
Change in fair value of Auction Rate Securities/Increase in fair value included in OCI for available-for-sale marketable securities	30	15
Paid-in-kind interest on Numonyx subordinated notes	5	16
Change in fair value on Numonyx subordinated notes - pre-tax	2	(11)
Other-than-temporary impairment charge and losses on auction-rate securities included in earnings on the "Other-than-temporary impairment charge on financial assets"		(140)
Extinguishment of Numonyx subordinated notes/Settlements and redemptions	(180)	(75)
Currency translation adjustment	(1)
Ending Balance	82	226
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	$ 0	$ 72

Financial Instruments and Risk Management (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost	$ 28	$ 29
Assets held for sale	28	31
Total	56	253
Changes in assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs
Beginning Balance	222	528
Other-than-temporary impairment on equity securities	(1)
Investments in equity securities carried at cost		(3)
Impairment on Numonyx equity investment		(200)
Equity share in Numonyx loss	14	(103)
Numonyx divestiture	(207)
Ending Balance	28	222
Amount of total losses for the period included in earnings attributable to assets to assets still held at the reporting date	(1)	(303)
Numonyx Holdings B.V [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	0	0
Total	0	0
Numonyx Holdings B.V [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost		0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost	0	0
Assets held for sale	28	31
Total	28	31
Numonyx Holdings B.V [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost		193
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost	28	29
Assets held for sale	0	0
Total	28	222
Numonyx Holdings B.V [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investments in equity securities carried at cost		$ 193

Financial Instruments and Risk Management (Details 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt
Total	$ 1,695	$ 2,492
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	161	278
Less than 12 months, Unrealized Losses	(15)	(13)
More than 12 months, Fair Values	317	209
More than 12 months, Unrealized Losses	(5)	(7)
Total, Fair Values	478	487
Total, Unrealized Losses	(20)	(20)
Carrying Amount [Member]
Long-term Debt
Funding program loans from European Investment Bank	592	829
Senior Bonds	569	720
Convertible debt	534	943
Estimated Fair Value [Member]
Long-term Debt
Funding program loans from European Investment Bank	591	829
Senior Bonds	566	712
Convertible debt	528	918
Total	1,685	2,459
Senior debt floating rate notes [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	0	105
Less than 12 months, Unrealized Losses	0	(2)
More than 12 months, Fair Values	317	209
More than 12 months, Unrealized Losses	(5)	(7)
Total, Fair Values	317	314
Total, Unrealized Losses	(5)	(9)
Numonyx long-term subordinated notes [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values		173
Less than 12 months, Unrealized Losses		(11)
More than 12 months, Fair Values		0
More than 12 months, Unrealized Losses		0
Total, Fair Values		173
Total, Unrealized Losses		(11)
Micron shares classified as available-for-sale [Member]
Details of securities that currently are in an unrealized loss position
Less than 12 months, Fair Values	161
Less than 12 months, Unrealized Losses	(15)
More than 12 months, Fair Values	0
More than 12 months, Unrealized Losses	0
Total, Fair Values	161
Total, Unrealized Losses	$ (15)

Financial Instruments And Risk Management (Details) (Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 20, 2010 Micron Technology Inc. [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]	Dec. 31, 2009 Cancellable swaps [Member]
Additional Financial Instruments and Risk Management (Textuals) [Abstract]
Notional amount of Derivative Instruments Not Designated as a Hedge	$ 874		$ 874		$ 874	$ 717	$ 505
Minimum percentage for Research and development and Corporate costs of the total forecasted transactions					50.00%
Maximum percentage for Research and development and Corporate costs of the total forecasted transactions					80.00%
Minimum percentage for manufacturing costs of the total forecasted transactions					40.00%
Maximum percentage for manufacturing costs of the total forecasted transactions					70.00%
Realized gain (loss) on Reduction in Cost of Sale					(37)	29	4
Realized gain (loss) on Reduction in Operating Expenses					(42)	42	(3)
Notional amount of foreign currency forward contracts and currency options designated as cash flow hedges	1,850		1,850		1,850	1,354	763
Deferred Gain on Derivative Instrument, net of tax					38	6
Deferred Gain on Derivative Instrument, Tax					1	1
Amount Reclassified as Other Income and Expenses, net					0	0
Period of accumulated other comprehensive income (loss)					24
Period of accumulated other comprehensive income (loss) expected to be reclassified as earnings					12
Notional amount of fair value hedge								200
Gain (loss) recognised in other income and expense, netdue to ineffective portion of hedge							1
Unrealised gain recognized in earnings from discontinuance							15
Disposal of financial instrument						26
Notional share amount of price risk derivatives	20,056,131	5,000,000	10,000,000
Contingency premium paid on zero-cost collars					9
Shares Sold	20,000,000
Cumulative change in fair value of the collars					27
Maximum outstanding amount per instrument with each Bank , as percentage of total						20.00%
Maximum outstanding percentage of counterparty risk						15.00%
Percentage of trade account receivable represented by one customer	23.80%		23.80%		23.80%	20.80%
Subsidiary or Equity Method Investee [Line Items]
Proceeds from sale of derivatives									16	5
Gain (loss) on the sale of derivatives										4
Notional amount to hedge forcasted sales, shares										40,000,000
Derivative [Line Items]
Gain (loss) on financial instruments				$ (6)							$ (8)

Related Party Transactions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Transactions with significant shareholders, their affiliates and other related parties
Sales & other services	$ 322	$ 356	$ 325
Research and development expenses	(206)	(201)	(63)
Other purchases	(94)	(167)	(77)
Other income and expenses			(7)
Accounts receivable	53	58	63
Accounts payable	63	60	65
Related Party Transactions (Textuals) [Abstract]
Contributed cash amounts to ST Foundation	1	0	1
ST-Ericsson AT (JVD) [Member]
Transactions with significant shareholders, their affiliates and other related parties
Research and development expenses	(136)	(150)
Accounts payable	21	30
Economic interest group with Areva and France Telecom [Member]
Transactions with significant shareholders, their affiliates and other related parties
Sales & other services			$ (9)

Segment Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues by product segment
Total consolidated net revenues	$ 10,346	$ 8,510	$ 9,842
Automotive Consumer Computer and Communication Infrastructure [Member]
Net revenues by product segment
Total consolidated net revenues	4,169	3,152	4,055
Automotive Consumer Computer and Communication Infrastructure [Member] | Automotive Products Group [Member]
Net revenues by product segment
Total consolidated net revenues	1,420	1,005	1,386
Automotive Consumer Computer and Communication Infrastructure [Member] | Computer and Communication Infrastructure [Member]
Net revenues by product segment
Total consolidated net revenues	1,125	932	1,077
Automotive Consumer Computer and Communication Infrastructure [Member] | Home Entertainment and Displays [Member]
Net revenues by product segment
Total consolidated net revenues	1,006	787	1,086
Automotive Consumer Computer and Communication Infrastructure [Member] | Imaging [Member]
Net revenues by product segment
Total consolidated net revenues	569	417	499
Automotive Consumer Computer and Communication Infrastructure [Member] | Other Automotive Consumer Computer and Communication Infrastructure [Member]
Net revenues by product segment
Total consolidated net revenues	49	11	7
Industrial and Multisegment Sector [Member]
Net revenues by product segment
Total consolidated net revenues	3,899	2,687	3,403
Industrial and Multisegment Sector [Member] | Analog Power and Micro Electro Mechanical Systems [Member]
Net revenues by product segment
Total consolidated net revenues	2,714	1,887	2,393
Industrial and Multisegment Sector [Member] | Microcontrollers, non-Flash, non-volatile Memory and Smart Card products [Member]
Net revenues by product segment
Total consolidated net revenues	1,181	798	1,010
Industrial and Multisegment Sector [Member] | Other Industrial and Multisegment Sector [Member]
Net revenues by product segment
Total consolidated net revenues	4	2
Wireless Sector [Member]
Net revenues by product segment
Total consolidated net revenues	2,219	2,585	2,030
Wireless Sector [Member] | 2G, EDGE TD-SCDMA & Connectivity [Member]
Net revenues by product segment
Total consolidated net revenues	956	1,027	737
Wireless Sector [Member] | 3G Multimedia & Platforms [Member]
Net revenues by product segment
Total consolidated net revenues	1,223	1,529	1,293
Wireless Sector [Member] | Lte & 3G Modem Solutions [Membe]
Net revenues by product segment
Total consolidated net revenues	35	18
Wireless Sector [Member] | Other Wireless [Member]
Net revenues by product segment
Total consolidated net revenues	5	11
Flash Memory Group [Member]
Net revenues by product segment
Total consolidated net revenues			299
Others [Member]
Net revenues by product segment
Net revenues (others)	$ 59	$ 86	$ 55

Segment Information (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating income (loss) by product segment
Operating income (loss) of product segments	$ 608	$ (334)	$ 569
Total consolidated operating income (loss)	476	(1,023)	(198)
Automotive Consumer Computer and Communication Infrastructure [Member]
Operating income (loss) by product segment
Operating income (loss) of product segments	410	(69)	142
Industrial and Multisegment Sector [Member]
Operating income (loss) by product segment
Operating income (loss) of product segments	681	91	476
Wireless Sector [Member]
Operating income (loss) by product segment
Operating income (loss) of product segments	(483)	(356)	(65)
Flash Memory Group [Member]
Operating income (loss) by product segment
Operating income (loss) of product segments			16
Others [Member]
Operating income (loss) by product segment
Operating income (loss) of others	$ (132)	$ (689)	$ (767)

Segment Information (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation to consolidated operating income (loss)
Total operating income (loss) of product segments	$ 608	$ (334)	$ 553
Total operating income FMG			16
Total consolidated operating income (loss)	476	(1,023)	(198)
Others [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	(132)	(689)	(767)
Others [Member] | Strategic R&D, other R&D programs and R&D funding [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	(18)	(22)	(24)
Others [Member] | Phase-Out And Start-Up Costs [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	(15)	(39)	(17)
Others [Member] | Impairment and Restructuring Charges [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	(104)	(291)	(481)
Others [Member] | Unused Capacity Charges [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	(3)	(322)	(57)
Others [Member] | Acquired In-Process R D And Other Non-Recurring Purchase Accounting [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others			(185)
Others [Member] | Other Non-Allocated Provisions [Member]
Reconciliation to consolidated operating income (loss)
Operating income (loss) of others	$ 8	$ (15)	$ (3)

Segment Information (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Revenues
Total consolidated net revenues	$ 10,346	$ 8,510	$ 9,842
The Netherlands [Member]
Net Revenues
Net revenues	1,863	1,553	2,737
France [Member]
Net Revenues
Net revenues	174	139	178
Italy [Member]
Net Revenues
Net revenues	149	121	185
USA [Member]
Net Revenues
Net revenues	1,109	798	1,032
Singapore [Member]
Net Revenues
Net revenues	5,939	4,697	4,939
Japan [Member]
Net Revenues
Net revenues	436	300	492
Other Countries [Member]
Net Revenues
Net revenues	$ 676	$ 902	$ 279

Segment Information (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long-Lived assets
Long-lived assets	$ 4,046	$ 4,081
Payment for purchase of tangible assets
Payment for purchase of tangible assets	1,034	451	983
Depreciation and amortization
Depreciation and amortization	1,240	1,367	1,366
The Netherlands [Member]
Long-Lived assets
Long-lived assets	17	24
Payment for purchase of tangible assets
Payment for purchase of tangible assets	3	8	5
Depreciation and amortization
Depreciation and amortization	57	37	47
France [Member]
Long-Lived assets
Long-lived assets	1,646	1,623
Payment for purchase of tangible assets
Payment for purchase of tangible assets	420	242	462
Depreciation and amortization
Depreciation and amortization	375	430	497
Italy [Member]
Long-Lived assets
Long-lived assets	783	850
Payment for purchase of tangible assets
Payment for purchase of tangible assets	175	44	138
Depreciation and amortization
Depreciation and amortization	204	249	287
Other European Countries [Member]
Long-Lived assets
Long-lived assets	237	158
Payment for purchase of tangible assets
Payment for purchase of tangible assets	55	29	66
Depreciation and amortization
Depreciation and amortization	193	186	93
USA [Member]
Long-Lived assets
Long-lived assets	37	74
Payment for purchase of tangible assets
Payment for purchase of tangible assets	(9)	6	2
Depreciation and amortization
Depreciation and amortization	25	62	81
Singapore [Member]
Long-Lived assets
Long-lived assets	552	546
Payment for purchase of tangible assets
Payment for purchase of tangible assets	172	27	106
Depreciation and amortization
Depreciation and amortization	188	207	195
Malaysia [Member]
Long-Lived assets
Long-lived assets	298	264
Payment for purchase of tangible assets
Payment for purchase of tangible assets	100	35	104
Depreciation and amortization
Depreciation and amortization	81	83	79
Other Countries [Member]
Long-Lived assets
Long-lived assets	476	542
Payment for purchase of tangible assets
Payment for purchase of tangible assets	118	60	100
Depreciation and amortization
Depreciation and amortization	$ 117	$ 113	$ 87

Segment Information (Details Textuals) (USD $) In Millions	12 Months Ended
Dec. 31, 2008
Genesis Microchip Inc [Member]
Segment Information (Textuals) [Abstract]
In-Process R & D Charge	$ 21
NXP Wireless [Member]
Segment Information (Textuals) [Abstract]
In-Process R & D Charge	76
Inventory step-up charge	88
Wireless business acquisition from NXP non-recurring purchase accounting items	$ 164

Valuation and Qualifying Accounts (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories
Valuation and Qualifying Accounts
Balance at beginning of period	$ 50	$ 72	$ 39
Charged to costs and expenses	67	102	108
Additions/(Deductions)	(67)	(124)	(75)
Balance at end of period	50	50	72
Accounts Receivable
Valuation and Qualifying Accounts
Balance at beginning of period	19	25	21
Charged to costs and expenses	1	2	1
Additions/(Deductions)	(3)	(8)	3
Balance at end of period	17	19	25
Deferred Tax Assets
Valuation and Qualifying Accounts
Balance at beginning of period	1,337	1,283	1,123
Translation adjustment	(13)	6	(6)
Charged to costs and expenses	81	79	170
Additions/(Deductions)	(9)	(31)	(4)
Balance at end of period	$ 1,396	$ 1,337	$ 1,283